UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05624

MORGAN STANLEY INSTITUTIONAL FUND, INC.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2010

Date of reporting period:	June 30, 2010

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global and International Equity Portfolios	U.S. Equity Portfolios

Active International Allocation Portfolio	Capital Growth Portfolio
Emerging Markets Portfolio	Focus Growth Portfolio
Global Franchise Portfolio	Small Company Growth Portfolio
Global Growth Portfolio	U.S. Real Estate Portfolio
Global Real Estate Portfolio
International Equity Portfolio	Fixed Income Portfolio
International Opportunity Portfolio
International Real Estate Portfolio	Emerging Markets Debt Portfolio
International Small Cap Portfolio

Semi-Annual Report
June 30, 2010

2010 Semi-Annual Report

June 30, 2010

Table of Contents

Shareholders’ Letter	2
Investment Advisory Agreement Approval	3
Expense Examples	8
Portfolios of Investments
Global and International Equity Portfolios:
Active International Allocation	10
Emerging Markets	22
Global Franchise	27
Global Growth	29
Global Real Estate	31
International Equity	35
International Opportunity	38
International Real Estate	40
International Small Cap	43
U.S. Equity Portfolios:
Capital Growth	47
Focus Growth	49
Small Company Growth	51
U.S. Real Estate	54
Fixed Income Portfolio:
Emerging Markets Debt	56
Statements of Assets and Liabilities	58
Statements of Operations	65
Statements of Changes in Net Assets	69
Financial Highlights	80
Notes to Financial Statements	116
U.S. Privacy Policy	131
Director and Officer Information	134

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio’s shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Shareholders’ Letter

Dear Shareholders:

We are pleased to present to you the Fund’s Semi-Annual Report for the six months ended June 30, 2010. Our Fund currently offers 16 portfolios, 14 of which are covered by this report, providing investors with a full array of global and domestic equity and fixed-income products. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund Trust, provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization) and fixed income (e.g., short, medium, and long duration and investment and non-investment grade).

Sincerely,

Randy Takian

President and Principal Executive Officer

July 2010

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding each Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and Sub-Advisers together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolios. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Board reviewed the performance, fees and expenses of the Portfolios compared to their peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolios. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performance of the Capital Growth, Focus Growth and Small Company Growth Portfolios was better than the peer group averages for the one-, three- and five-year periods.

The Board noted that the performance of the Global Real Estate Portfolio was better than its peer group average for the one- and three-year periods and the period since the end of August, 2006, the inception of the Portfolio.

The Board noted that the performance of the Active International Allocation, Global Franchise and U.S. Real Estate Portfolios was better than the peer group averages for the three- and five-year periods but below the peer group averages for the one-year period.

The Board noted that the performance of the Emerging Markets and Emerging Markets Debt Portfolios was better than the peer group averages for the five-year period but below the peer group averages for the one- and three-year periods.

The Board noted that the performance of the International Real Estate Portfolio was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods.

The Board noted that the performance of the International Equity Portfolio was better than its peer group average for the three-year period but below its peer group average for the one- and five-year periods.

The Board noted that the performance of the International Small Cap Portfolio was below its peer group average for the one-, three- and five-year periods. The Board also noted that the performance of the International Small Cap Portfolio had recently improved.

Performance Conclusions

With respect to the Active International Allocation, Capital Growth, Emerging Markets, Focus Growth, Global Franchise, Global Real Estate, International Equity, International Real Estate, Small Company Growth and U.S. Real Estate Portfolios, after discussion, the Board concluded that performance was competitive with the peer group averages.

With respect to the Emerging Markets Debt and International Small Cap Portfolios, after discussion, the Board concluded that performance was acceptable.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fees and Expenses

The Board members discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for the Portfolios relative to comparable funds advised by the Adviser and compared to their peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolios’ total expense ratios.

The Board noted that the management fees and total expense ratios for the Active International Allocation, Capital Growth, Focus Growth and Global Franchise Portfolios were lower than the peer group averages.

The Board noted for the Emerging Markets Debt and International Small Cap Portfolios that while the management fees were higher but close to the peer group averages, the total expense ratios were lower than the peer group averages.

The Board noted for the Global Real Estate, International Real Estate and U.S. Real Estate Portfolios that while the management fees were higher than the peer group averages, the total expense ratios were lower than the peer group averages.

The Board noted for the Emerging Markets and Small Company Growth Portfolios that the management fees were higher than the peer group averages and the total expense ratios were higher but close to the peer group averages.

The Board noted for the International Equity Portfolio that the management fee and total expense ratio were higher but close to its peer group average.

Fee and Expense Conclusions

With respect to the Emerging Markets, Global Real Estate, International Real Estate, Small Company Growth and U.S. Real Estate Portfolios, after discussion, the Board concluded that (i) the management fees, although higher than the peer group averages, were acceptable given the quality and nature of services provided, and (ii) the total expense ratios were competitive with the peer group averages.

With respect to the Active International Allocation, Capital Growth, Emerging Markets Debt, Focus Growth, Global Franchise, International Equity and International Small Cap Portfolios, after discussion, the Board concluded that the management fees and total expense ratios were competitive with the peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolios and how that relates to the Portfolios’ total expense ratios and particularly the Portfolios’ management fee rates (which, for all the Portfolios except the Global Real Estate and International Real Estate Portfolios, include one or more breakpoints). In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolios and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of each Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolios and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolios and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios’ operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolios to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Investment Advisory Agreement Approval (cont’d)

At the organizational meeting of the Advantage, Equity Growth, Global Growth and International Opportunity Portfolios, the Board of Directors, including the independent Directors, considered the following factors in approving the Investment Advisory Agreement with respect to the Portfolios:

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”)

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the administrative and advisory services to the Portfolios. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Board considered that the Adviser plans to arrange for a public offering of shares of each Portfolio to raise assets for investment and that the offering had not yet begun and concluded that, since each Portfolio currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rate (the “management fee rate”) proposed to be paid by each Portfolio under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by Lipper, and reviewed the anticipated total expense ratio of each Portfolio. The Board considered that each Portfolio requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Portfolios and concluded that the proposed management fee rates and anticipated total expense ratios would be competitive with the peer group averages.

Economies of Scale

The Board considered the growth prospects of the Portfolios and the structure of the proposed management fee schedules (including that the Portfolios, except for the Equity Growth Portfolio, include one or more breakpoints). The Board considered that each Portfolio’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Portfolios have not begun operations and have not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolios and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. Since the Portfolios have not begun operations and have not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios’ operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolios to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you may incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including management fees, shareholder servicing and distribution fees (in the case of Class P, Class H and Class L) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Expenses are calculated using each Fund’s annualized expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Expense Examples (cont’d)

				Actual			Net
	Beginning	Actual Ending		Expenses			Expense
	Account	Account	Hypothetical	Paid		Hypothetical	Ratio
	Value	Value	Ending Account	During		Expenses Paid	During
Portfolio	1/1/10	6/30/10	Value	Period*		During Period*	Period**
Active International Allocation Class I	$1,000.00	$ 867.30	$1,020.93	$ 3.61		$ 3.91	0.78%
Active International Allocation Class P	1,000.00	866.10	1,019.69	4.77		5.16	1.03
Emerging Markets Class I	1,000.00	935.00	1,017.50	7.05		7.35	1.47
Emerging Markets Class P	1,000.00	933.60	1,016.27	8.25		8.60	1.72
Global Franchise Class I	1,000.00	968.90	1,019.84	4.88		5.01	1.00
Global Franchise Class P	1,000.00	967.70	1,018.60	6.10		6.26	1.25
Global Growth Class I	1,000.00	915.00	1,009.30	3.03	++	3.18	1.27
Global Growth Class P	1,000.00	1,009.30	1,003.18	2.04	+	2.03	1.95
Global Growth Class H	1,000.00	913.70	1,008.55	3.75	++	3.93	1.57
Global Growth Class L	1,000.00	912.40	1,006.21	5.98	++	6.28	2.51
Global Real Estate Class I	1,000.00	957.20	1,019.74	4.95		5.11	1.02
Global Real Estate Class P	1,000.00	955.60	1,018.50	6.16		6.36	1.27
Global Real Estate Class H	1,000.00	955.60	1,018.50	6.16		6.36	1.27
Global Real Estate Class L	1,000.00	952.40	1,016.02	8.57		8.85	1.77
International Equity Class I	1,000.00	879.40	1,020.08	4.43		4.76	0.95
International Equity Class P	1,000.00	878.80	1,018.84	5.59		6.01	1.20
International Opportunity Class I	1,000.00	936.00	1,009.60	2.78	++	2.88	1.15
International Opportunity Class P	1,000.00	935.00	1,008.98	3.38	++	3.51	1.40
International Opportunity Class H	1,000.00	935.00	1,008.98	3.38	++	3.51	1.40
International Opportunity Class L	1,000.00	934.00	1,007.73	4.58	++	4.76	1.90
International Real Estate Class I	1,000.00	844.90	1,019.89	4.53		4.96	0.99
International Real Estate Class P	1,000.00	844.10	1,018.65	5.67		6.21	1.24
International Small Cap Class I	1,000.00	897.20	1,019.14	5.36		5.71	1.14
International Small Cap Class P	1,000.00	896.20	1,017.90	6.54		6.95	1.39
Capital Growth Class I	1,000.00	937.50	1,021.27	3.41		3.56	0.71
Capital Growth Class P	1,000.00	936.10	1,020.03	4.61		4.81	0.96
Focus Growth Class I	1,000.00	944.30	1,019.84	4.82		5.01	1.00
Focus Growth Class P	1,000.00	943.50	1,018.60	6.02		6.26	1.25
Small Company Growth Class I	1,000.00	935.40	1,019.59	5.04		5.26	1.05
Small Company Growth Class P	1,000.00	935.00	1,018.35	6.24		6.51	1.30
U.S. Real Estate Class I	1,000.00	1,061.90	1,019.98	4.96		4.86	0.97
U.S. Real Estate Class P	1,000.00	1,060.50	1,018.74	6.23		6.11	1.22
Emerging Markets Debt Class I	1,000.00	1,035.60	1,020.58	4.29		4.26	0.85
Emerging Markets Debt Class P	1,000.00	1,034.40	1,019.34	5.55		5.51	1.10
Emerging Markets Debt Class H	1,000.00	1,035.00	1,019.34	5.55		5.51	1.10
Emerging Markets Debt Class L	1,000.00	1,031.30	1,016.86	8.06		8.00	1.60

*

Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized
+

Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 38/365 (to reflect the actual days in the period).

++

Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 91/365 (to reflect the actual days in the period).

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

		Value
	Shares	(000)
Common Stocks (86.2%)
Australia (4.4%)
AGL Energy Ltd.	8,464	$ 104
Alumina Ltd.	109,215	138
Amcor Ltd.	57,497	306
AMP Ltd.	29,987	130
Aristocrat Leisure Ltd.	5,450	17
ASX Ltd.	1,548	38
Australia & New Zealand Banking Group Ltd.	81,187	1,458
AXA Asia Pacific Holdings Ltd.	8,456	39
Bendigo and Adelaide Bank Ltd.	3,121	21
BHP Billiton Ltd.	229,236	7,129
Billabong International Ltd.	1,882	14
BlueScope Steel Ltd. (a)	63,258	110
Boral Ltd. (b)	41,689	168
Brambles Ltd.	22,326	102
Caltex Australia Ltd. (b)	6,800	53
CFS Retail Property Trust REIT (b)	20,432	32
Coca-Cola Amatil Ltd.	10,626	106
Cochlear Ltd.	567	35
Commonwealth Bank of Australia	14,612	592
Computershare Ltd.	4,919	44
Crown Ltd.	4,712	31
CSL Ltd.	8,241	225
CSR Ltd.	31,477	44
Dexus Property Group REIT	32,230	21
Fairfax Media Ltd. (b)	22,741	25
Fortescue Metals Group Ltd. (a)	92,599	316
Foster’s Group Ltd.	34,988	166
Goodman Fielder Ltd.	14,668	17
GPT Group REIT	8,868	21
Harvey Norman Holdings Ltd.	5,464	15
Incitec Pivot Ltd.	115,555	262
Insurance Australia Group Ltd.	29,342	83
Intoll Group	43,515	38
James Hardie Industries SE (a)	29,831	155
Leighton Holdings Ltd. (b)	3,353	81
Macquarie Atlas Roads Group (a)	11,138	9
Macquarie Group Ltd. (b)	4,209	130
MAp Group	7,057	16
Metcash Ltd. (b)	8,049	28
Mirvac Group REIT	14,483	16
National Australia Bank Ltd.	18,006	348
Newcrest Mining Ltd.	33,711	991
Nufarm Ltd.	7,594	34
OneSteel Ltd.	57,937	143
Orica Ltd.	24,156	509
Origin Energy Ltd.	15,653	196
OZ Minerals Ltd. (a)	202,025	162
Perpetual Ltd. (b)	560	13
Qantas Airways Ltd. (a)	9,491	17
QBE Insurance Group Ltd.	13,179	201
Rio Tinto Ltd.	19,300	1,069
Santos Ltd.	11,167	117
Sims Metal Management Ltd. (b)	10,778	153
Sonic Healthcare Ltd.	4,620	40
Stockland REIT	14,916	46
Suncorp-Metway Ltd.	14,223	95
TABCORP Holdings Ltd.	8,738	46
Tatts Group Ltd.	11,568	22
Telstra Corp. Ltd.	60,914	166
Toll Holdings Ltd.	9,928	45
Transurban Group (b)	19,517	69
Wesfarmers Ltd.	4,532	109
Wesfarmers Ltd.	14,902	357
Westfield Group REIT	18,701	190
Westpac Banking Corp.	28,456	503
Woodside Petroleum Ltd.	11,006	384
Woolworths Ltd.	21,121	479
WorleyParsons Ltd.	1,647	30
		18,869
Austria (0.4%)
Erste Group Bank AG	15,228	484
OMV AG	7,357	222
Raiffeisen International Bank Holding AG (a)(b)	4,303	164
Telekom Austria AG	32,532	362
Verbund AG	6,222	191
Vienna Insurance Group (b)	2,944	123
Voestalpine AG (b)	11,054	302
		1,848
Belgium (0.6%)
Ageas	17,115	38
Anheuser-Busch InBev (a)	17,784	—	@
Anheuser-Busch InBev N.V.	24,388	1,171
Belgacom SA	6,959	219
Cie Nationale a Portefeuille	2,440	104
Groupe Bruxelles Lambert SA	5,608	389
Solvay SA	3,054	261
UCB SA (b)	4,984	156
Umicore	6,382	185
		2,523
Brazil (1.4%)
All America Latina Logistica SA	43,200	340
Banco Bradesco SA (Preference)	30,934	482
Banco do Brasil SA	39,800	544
BM&F Bovespa SA	21,600	139
Bradespar SA (Preference)	3,264	59
BRF - Brasil Foods SA	63,048	828
Centrais Eletricas Brasileiras SA (Preference)	15,022	235
Cia Energetica de Minas Gerais (Preference)	10,485	152
Cia Siderurgica Nacional SA	15,600	227
Empresa Brasileira de Aeronautica SA	9,100	47
Gerdau SA (Preference)	8,897	116
Investimentos Itau SA	252	2
Investimentos Itau SA (Preference)	36,942	219

10	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Brazil (cont’d)
Itau Unibanco Holding SA	29,971	$ 540
Metalurgica Gerdau SA (Preference)	4,083	66
Petroleo Brasileiro SA	32,500	558
Petroleo Brasileiro SA (Preference), Class H	45,522	677
Redecard SA	6,000	85
Tele Norte Leste Participacoes SA (Preference)	7,853	117
Usinas Siderurgicas de Minas Gerais SA (Preference)	4,478	119
Vale SA	9,400	227
Vale SA (Preference)	13,872	291
		6,070
Canada (0.0%)
Thomson Reuters Corp.	609	22
Denmark (0.8%)
AP Moller - Maersk A/S Series B	80	627
DSV A/S	13,027	187
Novo Nordisk A/S Series B	22,177	1,789
Novozymes A/S, Class B	2,386	253
Vestas Wind Systems A/S (a)	11,010	458
		3,314
Egypt (0.2%)
Commercial International Bank Egypt SAE	19,165	227
Egyptian Co. for Mobile Services	2,442	72
Egyptian Financial Group-Hermes Holding	16,270	83
ElSwedy Cables Holding Co. (a)	3,682	44
Ezz Steel (a)	16,675	51
Orascom Construction Industries	6,404	255
Orascom Telecom Holding S.A.E.	203,323	177
Talaat Moustafa Group (a)	39,926	51
Telecom Egypt	25,151	69
		1,029
Finland (1.0%)
Fortum Oyj	23,056	508
Kesko Oyj, Class B	10,179	330
Kone Oyj, Class B	6,157	245
Metso Oyj	6,362	203
Neste Oil Oyj	5,848	85
Nokia Oyj	195,343	1,595
Outokumpu Oyj (b)	8,324	125
Rautaruukki Oyj	5,204	76
Sampo Oyj, Class A	15,044	315
Stora Enso Oyj, Class R	35,125	251
UPM-Kymmene Oyj	30,552	405
Wartsila Oyj	2,799	127
		4,265
France (7.1%)
Accor SA (a)(b)	7,917	363
Air Liquide SA	12,116	1,217
Alcatel-Lucent (a)(b)	58,468	149
Alstom SA (b)	17,130	772
ArcelorMittal	32,588	867
Atos Origin SA (a)	975	39
AXA SA	56,429	856
BNP Paribas	42,390	2,263
Bouygues SA	7,336	281
Cap Gemini SA	5,854	256
Carrefour SA	41,238	1,628
Casino Guichard Perrachon SA	4,831	365
Cie de St-Gobain	7,929	293
Cie Generale d’Optique Essilor International SA	11,209	667
Cie Generale de Geophysique-Veritas (a)	14,514	255
Cie Generale des Etablissements Michelin Series B	6,205	432
CNP Assurances	1,601	109
Credit Agricole SA (b)	26,940	276
Danone	18,106	967
Dassault Systemes SA (b)	2,530	153
EDF SA	187	7
Eurazeo	1,524	88
European Aeronautic Defence and Space Co. N.V. (a)	6,370	130
Fonciere Des Regions REIT (b)	1,026	85
France Telecom SA	62,962	1,086
GDF Suez	19,506	552
Gecina SA REIT	826	74
Hermes International (b)	2,484	329
ICADE REIT	866	73
Imerys SA	1,322	67
Klepierre REIT	3,821	105
L’Oreal SA (b)	2,329	227
Lafarge SA (b)	10,544	570
Lagardere S.C.A.	6,706	208
LVMH Moet Hennessy Louis Vuitton SA	9,599	1,046
Neopost SA (b)	1,320	95
Pernod-Ricard SA (b)	1,205	93
Peugeot SA (a)	7,232	183
PPR	1,910	236
Publicis Groupe SA (b)	3,254	129
Renault SA (a)	7,083	261
Safran SA	2,735	76
Sanofi-Aventis SA	34,527	2,082
Schneider Electric SA	7,284	737
SCOR SE	6,530	125
Societe BIC SA	1,235	88
Societe Generale	24,232	986
Societe Television Francaise 1	8,062	105
Sodexo	3,803	211
STMicroelectronics N.V.	24,716	196
Technip SA	21,501	1,224
Thales SA	2,861	92
Total SA	102,103	4,544
Unibail-Rodamco SE REIT	3,635	590
Vallourec SA (b)	1,386	237
Veolia Environnement	18,504	432

The accompanying notes are an integral part of the financial statements.	11

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
France (cont’d)
Vinci SA	7,324	$ 302
Vivendi SA	30,945	626
		30,505
Germany (6.1%)
Adidas AG	6,743	325
Allianz SE (Registered)	11,225	1,115
BASF SE	27,232	1,486
Bayer AG	30,681	1,712
Bayerische Motoren Werke AG	7,594	367
Beiersdorf AG	1,968	108
Celesio AG	3,757	82
Commerzbank AG (a)(b)	12,000	84
Daimler AG (Registered) (a)	47,570	2,409
Deutsche Bank AG	18,721	1,058
Deutsche Boerse AG	8,416	511
Deutsche Lufthansa (Registered) (a)	8,463	117
Deutsche Post AG (Registered)	26,961	391
Deutsche Postbank AG (a)	2,504	72
Deutsche Telekom AG (Registered)	102,390	1,207
E.ON AG	103,062	2,774
Esprit Holdings Ltd.	98,342	530
Fresenius Medical Care AG & Co. KGaA	8,730	472
GEA Group AG	4,391	87
Henkel AG & Co. KGaA (Preference)	2,916	142
Hochtief AG	1,211	72
K&S AG	12,979	597
Linde AG	3,887	408
MAN SE	2,905	239
Merck KGaA	1,673	122
Metro AG	10,612	539
Muenchener Rueckversicherungs AG (Registered)	5,159	646
Porsche Automobil Holding SE (Preference)	7,142	305
Puma AG Rudolf Dassler Sport	314	83
RWE AG	15,706	1,024
RWE AG (Preference)	1,206	73
SAP AG	38,136	1,694
Siemens AG (Registered)	42,809	3,831
ThyssenKrupp AG	10,242	252
TUI AG (a)	5,333	47
Volkswagen AG	9,152	775
Volkswagen AG (Preference)	5,422	475
		26,231
Hong Kong (2.4%)
Bank of East Asia Ltd.	94,294	340
BOC Hong Kong Holdings Ltd.	230,000	523
Cathay Pacific Airways Ltd.	57,000	112
Cheung Kong Holdings Ltd.	80,000	919
Cheung Kong Infrastructure Holdings Ltd.	17,000	63
CLP Holdings Ltd.	80,500	583
Hang Lung Group Ltd.	47,000	253
Hang Lung Properties Ltd.	119,000	456
Hang Seng Bank Ltd.	49,800	665
Henderson Land Development Co., Ltd.	63,936	373
Hong Kong & China Gas Co., Ltd.	188,100	465
Hong Kong Exchanges and Clearing Ltd.	42,600	664
Hongkong Electric Holdings Ltd.	51,500	307
Hopewell Holdings Ltd.	35,500	100
Hutchison Whampoa Ltd.	94,000	580
Hysan Development Co., Ltd.	33,477	94
Kerry Properties Ltd.	45,500	195
Li & Fung Ltd.	94,000	421
Link (The) REIT	115,354	285
MTR Corp.	63,705	217
New World Development Ltd.	150,997	244
NWS Holdings Ltd.	7,818	14
Shangri-La Asia Ltd.	6,000	11
Sino Land Co., Ltd.	104,869	186
Sun Hung Kai Properties Ltd.	70,505	959
Swire Pacific Ltd.	45,500	516
Wharf Holdings Ltd.	82,000	397
Wheelock & Co., Ltd.	57,000	160
Wing Hang Bank Ltd.	8,000	78
Yue Yuen Industrial Holdings Ltd.	28,000	87
		10,267
Indonesia (1.0%)
Astra Agro Lestari Tbk PT	32,500	69
Astra International Tbk PT	153,000	805
Bank Central Asia Tbk PT	886,500	573
Bank Danamon Indonesia Tbk PT	233,500	137
Bank Mandiri Tbk PT	497,000	324
Bank Rakyat Indonesia	422,000	426
Bumi Resources Tbk PT	1,255,000	256
Golden Agri-Resources Ltd.	197,315	74
Indosat Tbk PT	115,500	62
International Nickel Indonesia Tbk PT	172,500	70
Lippo Karawaci Tbk PT (a)	778,500	43
Perusahaan Gas Negara PT	717,000	303
Semen Gresik Persero Tbk PT	107,000	102
Tambang Batubara Bukit Asam Tbk PT	61,000	115
Telekomunikasi Indonesia Tbk PT	728,000	614
Unilever Indonesia Tbk PT	137,000	255
United Tractors Tbk PT	116,000	237
		4,465
Italy (1.5%)
Assicurazioni Generali S.p.A.	46,001	803
Banco Popolare SC	441	2
Beni Stabili S.p.A. (a)	6,156	5
Enel S.p.A.	3,756	16
ENI S.p.A.	142,116	2,609
Intesa Sanpaolo S.p.A.	368,612	971
Mediobanca S.p.A. (a)(b)	4,709	35
Saipem S.p.A.	41,787	1,270

12	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Italy (cont’d)
Telecom Italia S.p.A.	10,225	$ 11
UniCredit S.p.A.	301,975	670
Unione di Banche Italiane SCPA (b)	468	4
		6,396
Japan (22.7%)
77 Bank Ltd. (The) (b)	35,000	188
Acom Co., Ltd. (b)	2,860	37
Advantest Corp. (b)	11,390	238
Aeon Co., Ltd. (b)	23,000	244
Aeon Credit Service Co., Ltd.	3,800	34
Aeon Mall Co., Ltd. (b)	400	8
Aisin Seiki Co., Ltd.	5,500	149
Ajinomoto Co., Inc.	38,400	348
Amada Co., Ltd.	16,000	105
Aozora Bank Ltd.	7,100	9
Asahi Breweries Ltd. (b)	20,500	347
Asahi Glass Co., Ltd. (b)	69,800	651
Asahi Kasei Corp.	68,000	356
Astellas Pharma, Inc.	23,500	786
Bank of Kyoto Ltd. (The)	12,000	99
Bank of Yokohama Ltd. (The)	84,000	384
Benesse Holdings, Inc.	3,300	150
Bridgestone Corp. (b)	60,900	965
Canon, Inc.	72,200	2,692
Casio Computer Co., Ltd. (b)	20,000	120
Central Japan Railway Co.	75	618
Chiba Bank Ltd. (The)	33,000	199
Chubu Electric Power Co., Inc.	14,000	347
Chugai Pharmaceutical Co., Ltd. (b)	12,207	216
Chuo Mitsui Trust Holdings, Inc.	63,545	224
Citizen Holdings Co., Ltd.	22,900	139
Coca-Cola West Co., Ltd.	600	10
Credit Saison Co., Ltd.	5,000	52
Dai Nippon Printing Co., Ltd. (b)	22,600	261
Daicel Chemical Industries Ltd.	9,000	61
Daiichi Sankyo Co., Ltd.	45,000	805
Daikin Industries Ltd.	15,400	470
Daito Trust Construction Co., Ltd.	7,000	396
Daiwa House Industry Co., Ltd.	36,600	330
Daiwa Securities Group, Inc.	100,000	421
Denki Kagaku Kogyo KK	28,000	131
Denso Corp. (b)	48,950	1,353
DIC Corp.	49,000	75
Dowa Holdings Co., Ltd. (b)	34,000	164
East Japan Railway Co.	18,600	1,240
Eisai Co., Ltd. (b)	10,802	357
FamilyMart Co., Ltd.	3,300	109
Fanuc Ltd.	14,000	1,571
Fast Retailing Co., Ltd.	6,500	981
Fuji Electric Holdings Co., Ltd. (b)	15,000	43
Fuji Media Holdings, Inc.	28	40
FUJIFILM Holdings Corp.	28,200	811
Fujitsu Ltd. (b)	143,200	900
Fukuoka Financial Group, Inc.	48,000	199
Furukawa Electric Co., Ltd.	35,800	157
Gunma Bank Ltd. (The)	2,000	11
Hachijuni Bank Ltd. (The)	2,000	11
Hirose Electric Co., Ltd.	1,700	155
Hiroshima Bank Ltd. (The)	5,000	20
Hitachi Construction Machinery Co., Ltd. (b)	6,400	118
Hitachi Ltd. (a)(b)	193,000	700
Hokkaido Electric Power Co., Inc.	3,000	65
Hokuhoku Financial Group, Inc.	90,000	165
Honda Motor Co., Ltd. (b)	89,904	2,611
Hoya Corp.	23,800	505
Ibiden Co., Ltd.	9,900	267
IHI Corp.	66,000	105
Inpex Corp.	70	389
Isetan Mitsukoshi Holdings Ltd.	16,680	163
Ito En Ltd. (b)	1,900	29
ITOCHU Corp.	90,000	702
Itochu Techno-Solutions Corp.	2,500	91
J Front Retailing Co., Ltd.	22,000	106
Jafco Co., Ltd. (b)	300	7
Japan Prime Realty Investment Corp. REIT (b)	3	6
Japan Real Estate Investment Corp. REIT (b)	21	171
Japan Retail Fund Investment Corp. REIT	88	107
Japan Tobacco, Inc.	314	976
JFE Holdings, Inc.	20,800	642
JGC Corp.	15,000	227
Joyo Bank Ltd. (The)	65,000	258
JS Group Corp.	13,800	263
JSR Corp.	8,500	143
JX Holdings, Inc. (a)	123,446	603
Kajima Corp.	73,400	166
Kamigumi Co., Ltd.	1,000	8
Kaneka Corp.	14,000	81
Kansai Electric Power Co., Inc. (The)	20,100	491
Kao Corp.	30,400	715
Kawasaki Heavy Industries Ltd. (b)	61,000	148
Kawasaki Kisen Kaisha Ltd. (a)(b)	5,000	20
Keihin Electric Express Railway Co., Ltd. (b)	20,000	176
Keio Corp.	12,000	77
Keyence Corp.	3,330	766
Kikkoman Corp.	8,000	84
Kinden Corp.	1,000	8
Kintetsu Corp. (b)	87,200	266
Kirin Holdings Co., Ltd. (b)	45,400	572
Kobe Steel Ltd.	109,000	208
Komatsu Ltd.	78,800	1,424
Konami Corp.	6,600	104
Konica Minolta Holdings, Inc.	26,500	255
Kubota Corp.	106,000	809
Kuraray Co., Ltd.	19,500	228
Kurita Water Industries Ltd.	4,000	109

The accompanying notes are an integral part of the financial statements.	13

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Kyocera Corp.	9,400	$ 759
Kyowa Hakko Kirin Co., Ltd.	15,028	143
Kyushu Electric Power Co., Inc.	8,700	195
Lawson, Inc. (b)	3,100	135
Leopalace21 Corp. (a)(b)	6,600	21
Mabuchi Motor Co., Ltd. (b)	2,200	101
Makita Corp. (b)	2,600	69
Marubeni Corp. (b)	150,000	768
Marui Group Co., Ltd. (b)	22,000	148
Matsui Securities Co., Ltd. (b)	13,000	79
MEIJI Holdings Co., Ltd.	1,506	62
Minebea Co., Ltd.	26,000	143
Mitsubishi Chemical Holdings Corp.	50,000	228
Mitsubishi Corp.	100,000	2,084
Mitsubishi Electric Corp.	156,800	1,221
Mitsubishi Estate Co., Ltd.	43,000	597
Mitsubishi Heavy Industries Ltd.	198,000	680
Mitsubishi Logistics Corp.	5,000	56
Mitsubishi Materials Corp. (a)(b)	105,000	280
Mitsubishi Rayon Co., Ltd. (a)	29,000	104
Mitsubishi UFJ Financial Group, Inc. (c)	370,946	1,682
Mitsubishi UFJ Lease & Finance Co., Ltd. (c)	600	20
Mitsui & Co., Ltd. (b)	99,700	1,172
Mitsui Chemicals, Inc.	28,000	78
Mitsui Fudosan Co., Ltd.	30,400	425
Mitsui Mining & Smelting Co., Ltd.	65,000	172
Mitsui OSK Lines Ltd.	32,000	211
Mizuho Financial Group, Inc. (b)	999,100	1,640
Mizuho Securities Co., Ltd.	43,000	95
Mizuho Trust & Banking Co., Ltd. (a)	16,000	14
MS&AD Insurance Group Holdings (a)	19,760	422
Murata Manufacturing Co., Ltd. (b)	11,700	557
Namco Bandai Holdings, Inc.	2,200	19
NEC Corp.	137,400	355
NGK Insulators Ltd.	27,600	429
NGK Spark Plug Co., Ltd.	12,000	149
Nidec Corp.	6,200	519
Nikon Corp.	15,900	274
Nintendo Co., Ltd.	5,800	1,689
Nippon Building Fund, Inc. REIT (b)	28	221
Nippon Electric Glass Co., Ltd.	27,500	313
Nippon Express Co., Ltd.	45,800	206
Nippon Meat Packers, Inc. (b)	10,600	131
Nippon Paper Group, Inc.	4,900	136
Nippon Sheet Glass Co., Ltd.	28,000	68
Nippon Steel Corp.	362,000	1,200
Nippon Telegraph & Telephone Corp.	14,400	588
Nippon Yusen KK	58,000	211
Nishi-Nippon City Bank Ltd. (The)	33,000	95
Nissan Chemical Industries Ltd.	9,000	101
Nissan Motor Co., Ltd. (a)	116,300	806
Nisshin Seifun Group, Inc. (b)	8,000	90
Nisshinbo Holdings, Inc.	4,000	38
Nissin Foods Holdings Co., Ltd.	4,000	147
Nitto Denko Corp.	11,400	372
NKSJ Holdings, Inc. (a)(b)	49,800	295
Nomura Holdings, Inc.	140,400	769
Nomura Real Estate Holdings, Inc.	500	6
Nomura Real Estate Office Fund, Inc. REIT	1	5
Nomura Research Institute Ltd.	8,000	169
NSK Ltd. (b)	40,000	278
NTN Corp.	28,000	115
NTT Data Corp.	87	321
NTT DoCoMo, Inc.	196	296
NTT Urban Development Corp.	7	6
Obayashi Corp.	47,000	185
Obic Co., Ltd.	650	125
OJI Paper Co., Ltd. (b)	62,400	305
Olympus Corp.	6,500	154
Omron Corp.	13,300	288
Onward Holdings Co., Ltd. (b)	10,000	79
Oracle Corp. Japan	2,600	128
Oriental Land Co., Ltd.	3,400	284
ORIX Corp.	770	56
Osaka Gas Co., Ltd.	52,600	190
Panasonic Corp.	128,700	1,607
Panasonic Electric Works Co., Ltd.	17,000	166
Promise Co., Ltd. (b)	2,550	17
Resona Holdings, Inc.	22,800	277
Ricoh Co., Ltd.	52,000	661
Rohm Co., Ltd.	8,200	490
Sanyo Electric Co., Ltd. (a)(b)	88,000	113
Sapporo Hokuyo Holdings, Inc.	2,000	9
Sapporo Holdings Ltd. (b)	9,000	39
SBI Holdings, Inc.	623	77
Secom Co., Ltd.	8,700	386
Seiko Epson Corp.	7,500	96
Sekisui Chemical Co., Ltd.	25,000	156
Sekisui House Ltd.	52,600	451
Seven & I Holdings Co., Ltd.	50,500	1,159
Sharp Corp. (b)	42,200	444
Shimamura Co., Ltd.	1,200	108
Shimano, Inc. (b)	7,000	300
Shimizu Corp.	49,600	170
Shin-Etsu Chemical Co., Ltd.	27,496	1,279
Shinsei Bank Ltd. (a)(b)	78,000	66
Shionogi & Co., Ltd.	12,000	248
Shiseido Co., Ltd. (b)	26,400	581
Shizuoka Bank Ltd. (The)	31,000	270
Showa Denko KK	43,000	78
Showa Shell Sekiyu KK	10,100	70
SMC Corp.	5,100	681
Softbank Corp.	58,000	1,533
Sony Corp.	44,297	1,179
Sony Financial Holdings, Inc.	6	20

14	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Stanley Electric Co., Ltd.	4,600	$ 76
Sumitomo Chemical Co., Ltd.	76,600	296
Sumitomo Corp.	59,800	596
Sumitomo Electric Industries Ltd.	37,400	438
Sumitomo Heavy Industries Ltd.	28,000	165
Sumitomo Metal Industries Ltd.	250,000	564
Sumitomo Metal Mining Co., Ltd.	70,800	888
Sumitomo Mitsui Financial Group, Inc.	49,800	1,406
Sumitomo Realty & Development Co., Ltd.	13,000	222
Sumitomo Trust & Banking Co., Ltd. (The)	142,000	722
Suruga Bank Ltd.	1,000	9
Suzuki Motor Corp.	9,900	194
T&D Holdings, Inc.	11,400	243
Taiheiyo Cement Corp. (a)	47,000	59
Taisei Corp.	72,000	143
Taisho Pharmaceutical Co., Ltd.	8,441	167
Takashimaya Co., Ltd. (b)	20,000	159
Takeda Pharmaceutical Co., Ltd.	43,500	1,862
TDK Corp.	7,200	395
Teijin Ltd.	49,400	147
Terumo Corp.	13,100	627
THK Co., Ltd.	3,000	62
Tobu Railway Co., Ltd. (b)	45,400	244
Toho Co., Ltd.	4,500	74
Tohoku Electric Power Co., Inc.	11,900	255
Tokio Marine Holdings, Inc.	42,352	1,109
Tokyo Broadcasting System Holdings, Inc.	5,900	80
Tokyo Electric Power Co., Inc. (The)	29,100	792
Tokyo Electron Ltd.	14,600	788
Tokyo Gas Co., Ltd.	60,600	277
Tokyo Tatemono Co., Ltd. (b)	12,000	37
Tokyu Corp.	54,400	222
Tokyu Land Corp. (b)	2,000	7
TonenGeneral Sekiyu KK (b)	19,000	164
Toppan Printing Co., Ltd.	22,600	179
Toray Industries, Inc.	67,100	322
Toshiba Corp. (a)	167,000	830
Tosoh Corp.	32,000	83
Toto Ltd. (b)	27,600	184
Toyo Seikan Kaisha Ltd.	10,900	158
Toyoda Gosei Co., Ltd.	800	20
Toyota Boshoku Corp. (b)	3,500	51
Toyota Industries Corp.	4,850	123
Toyota Motor Corp.	126,600	4,354
Trend Micro, Inc.	6,600	178
Unicharm Corp.	2,900	327
UNY Co., Ltd.	7,700	58
Ushio, Inc.	3,100	48
USS Co., Ltd.	1,710	122
West Japan Railway Co.	26	95
Yahoo! Japan Corp. (b)	1,042	414
Yakult Honsha Co., Ltd. (b)	5,500	149
Yamada Denki Co., Ltd. (b)	5,710	373
Yamaha Corp.	6,900	70
Yamaha Motor Co., Ltd. (a)	2,800	37
Yamato Holdings Co., Ltd.	14,400	191
Yamazaki Baking Co., Ltd. (b)	7,000	94
Yokogawa Electric Corp. (b)	14,800	91
		98,264
Korea, Republic of (0.5%)
Amorepacific Corp.	22	19
Cheil Industries, Inc.	481	37
Daewoo Securities Co., Ltd.	1,230	20
Doosan Heavy Industries and Construction Co., Ltd.	646	39
GS Engineering & Construction Corp.	417	25
Hana Financial Group, Inc.	1,290	34
Hynix Semiconductor, Inc. (a)	3,060	62
Hyundai Engineering & Construction Co., Ltd.	500	23
Hyundai Heavy Industries Co., Ltd.	284	54
Hyundai Mobis	397	66
Hyundai Motor Co.	949	111
Hyundai Steel Co.	507	37
Industrial Bank of Korea	2,060	24
KB Financial Group, Inc.	2,410	92
Kia Motors Corp.	1,430	38
Korea Electric Power Corp. (a)	1,710	44
Korea Exchange Bank (a)	3,450	35
Korean Air Lines Co., Ltd. (a)	248	16
KT Corp.	1,430	53
KT&G Corp.	749	37
LG Chem Ltd.	298	75
LG Corp.	1,151	62
LG Display Co., Ltd.	1,520	50
LG Electronics, Inc.	617	47
LG Household & Health Care Ltd.	62	18
Lotte Shopping Co., Ltd.	87	25
NCSoft Corp.	104	17
NHN Corp. (a)	282	42
OCI Co., Ltd.	119	24
POSCO	400	152
S-Oil Corp.	490	21
Samsung C&T Corp.	985	42
Samsung Electro-Mechanics Co., Ltd.	391	49
Samsung Electronics Co., Ltd.	555	348
Samsung Electronics Co., Ltd. (Preference)	124	53
Samsung Engineering Co., Ltd.	238	22
Samsung Fire & Marine Insurance Co., Ltd.	256	41
Samsung Heavy Industries Co., Ltd.	1,520	29
Samsung SDI Co., Ltd.	244	34
Samsung Securities Co., Ltd.	482	21
Samsung Techwin Co., Ltd.	263	23
Shinhan Financial Group Co., Ltd.	2,670	98
Shinsegae Co., Ltd.	108	47
SK Energy Co., Ltd.	427	38

The accompanying notes are an integral part of the financial statements.	15

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Korea, Republic of (cont’d)
SK Telecom Co., Ltd.	333	$ 44
Woori Finance Holdings Co., Ltd.	1,590	19
		2,307
Malaysia (0.0%)
YTL Corp. Bhd	670	2
Malta (0.0%)
BGP Holdings PLC (a)(d)	72,261	—
Mexico (0.0%)
Wal-Mart de Mexico S.A.B. de C.V.	2	—	@
Netherlands (2.5%)
Aegon N.V. (a)	75,461	404
Akzo Nobel N.V. (b)	13,243	685
ASML Holding N.V.	22,764	625
Corio N.V. REIT	2,333	113
Fugro N.V. (b)	10,367	474
Heineken N.V.	13,278	563
ING Groep N.V. (a)	67,188	499
Koninklijke Ahold N.V.	1,806	22
Koninklijke DSM N.V.	7,843	312
Koninklijke KPN N.V.	108,793	1,389
Koninklijke Philips Electronics N.V.	42,145	1,256
Reed Elsevier N.V.	40,092	442
SBM Offshore N.V.	23,832	340
TNT N.V.	35,304	890
Unilever N.V.	89,773	2,448
Wolters Kluwer N.V.	27,231	520
		10,982
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	19,672	25
Norway (1.5%)
DnB NOR ASA	49,435	476
Norsk Hydro ASA (b)	68,888	310
Orkla ASA	55,760	357
Renewable Energy Corp. ASA (a)	9,300	22
Seadrill Ltd. (b)	45,028	809
Statoil ASA (b)	66,625	1,285
Telenor ASA	109,280	1,372
Yara International ASA (b)	72,509	2,029
		6,660
Poland (1.4%)
Asseco Poland SA	18,156	287
Bank Handlowy w Warszawie SA (a)	11,841	256
Bank Pekao SA	12,636	576
Bank Zachodni WBK SA	7,434	421
Getin Holding SA (a)	83,649	232
Globe Trade Centre SA (a)	15,400	105
KGHM Polska Miedz SA	30,679	792
PBG SA	2,300	141
Polski Koncern Naftowy Orlen SA (a)	71,214	738
Polskie Gornictwo Naftowe i Gazownictwo SA	182,195	176
Powszechna Kasa Oszczednosci Bank Polski SA	127,056	1,354
Telekomunikacja Polska SA	176,492	741
		5,819
Russia (1.5%)
Gazprom OAO ADR	116,250	2,154
Lukoil OAO ADR (b)	23,600	1,205
MMC Norilsk Nickel ADR (b)	37,750	540
Mobile Telesystems OJSC ADR (a)	24,500	469
NovaTek OAO GDR	2,800	199
Polyus Gold Co. ADR	6,600	179
Rosneft Oil Co. GDR (a)	78,500	478
Surgutneftegaz ADR (b)	39,900	347
Tatneft ADR	13,767	385
VTB Bank OJSC GDR	76,400	361
		6,317
Singapore (1.2%)
Ascendas REIT	55,000	71
CapitaLand Ltd.	91,000	232
CapitaMall Trust REIT	78,514	102
City Developments Ltd.	20,741	164
ComfortDelgro Corp. Ltd.	63,538	66
DBS Group Holdings Ltd.	60,678	588
Fraser and Neave Ltd.	37,000	135
Genting Singapore plc (a)	175,000	145
Jardine Cycle & Carriage Ltd.	5,034	107
K-Green Trust (a)	9,600	7
Keppel Corp. Ltd.	48,000	289
Noble Group Ltd.	88,090	106
Olam International Ltd. (b)	45,000	82
Oversea-Chinese Banking Corp. Ltd.	89,758	565
SembCorp Industries Ltd.	39,183	113
SembCorp Marine Ltd. (b)	35,000	96
Singapore Airlines Ltd.	29,010	301
Singapore Exchange Ltd. (b)	30,581	160
Singapore Press Holdings Ltd. (b)	53,083	143
Singapore Technologies Engineering Ltd.	46,000	108
Singapore Telecommunications Ltd.	286,115	618
United Overseas Bank Ltd.	41,448	576
Wilmar International Ltd. (b)	48,000	196
		4,970
Spain (0.1%)
Banco Santander SA	20,938	220
Repsol YPF SA	7,861	159
Telefonica SA	12,790	236
		615
Sweden (2.5%)
Alfa Laval AB (b)	11,720	151
Assa Abloy AB Series B	12,736	254
Atlas Copco AB, Class A	27,661	405
Atlas Copco AB, Class B	15,215	201
Electrolux AB	12,800	292

16	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Sweden (cont’d)
Getinge AB, Class B	14,547	$ 281
Hennes & Mauritz AB, Class B	39,016	1,073
Holmen AB, Class B	2,976	71
Husqvarna AB, Class B	12,800	77
Investor AB, Class B	36,394	589
Lundin Petroleum AB (a)(b)	10,225	45
Nordea Bank AB	113,469	936
Oriflame Cosmetics SA (b)	6,989	363
Sandvik AB	41,444	504
Securitas AB, Class B	800	7
Skanska AB, Class B	12,657	183
SKF AB, Class B	12,838	230
SSAB AB, Class A (b)	10,049	135
Svenska Cellulosa AB, Class B	32,967	388
Svenska Handelsbanken AB, Class A	25,083	614
Swedish Match AB	13,822	301
Tele2 AB, Class B	9,285	139
Telefonaktiebolaget LM Ericsson, Class B	183,200	2,040
TeliaSonera AB	94,172	605
Volvo AB, Class A (a)	18,600	195
Volvo AB, Class B (a)	44,702	492
		10,571
Switzerland (7.5%)
ABB Ltd. (Registered) (a)	128,646	2,235
Baloise-Holding AG	2,059	143
Cie Financiere Richemont SA	39,486	1,374
Credit Suisse Group AG (Registered)	45,497	1,710
GAM Holding Ltd. (a)	10,807	118
Geberit AG (Registered)	1,381	214
Givaudan SA (Registered)	320	270
Holcim Ltd. (Registered)	10,521	704
Julius Baer Group Ltd.	10,807	308
Logitech International SA (Registered) (a)(b)	9,587	130
Lonza Group AG (Registered) (b)	1,429	95
Nestle SA (Registered)	181,613	8,763
Nobel Biocare Holding AG (Registered)	8,814	151
Novartis AG (Registered)	92,921	4,508
Pargesa Holding SA	400	26
Roche Holding AG (Genusschein)	27,946	3,838
Schindler Holding AG	2,211	186
Straumann Holding AG (Registered)	577	125
Swatch Group AG (The) (Registered)	3,150	161
Swatch Group AG (The) Series B	3,030	848
Swiss Life Holding AG (Registered) (a)	911	87
Swiss Reinsurance Co., Ltd. (Registered)	17,444	718
Swisscom AG (Registered)	1,138	386
Syngenta AG (Registered)	12,263	2,832
Synthes, Inc.	4,449	512
UBS AG (Registered) (a)	61,561	816
Zurich Financial Services AG	5,104	1,120
		32,378
Turkey (1.0%)
Akbank T.A.S.	123,387	589
Anadolu Efes Biracilik Ve Malt Sanayii AS	33,902	396
BIM Birlesik Magazalar AS	10,604	293
Enka Insaat ve Sanayi AS	56,789	194
Eregli Demir ve Celik Fabrikalari TAS (a)	74,366	188
Haci Omer Sabanci Holding AS	48,886	195
KOC Holding AS	37,105	125
Tupras Turkiye Petrol Rafine	14,701	267
Turk Telekomunikasyon AS	77,314	245
Turkcell Iletisim Hizmet AS	71,063	368
Turkiye Garanti Bankasi AS	144,854	600
Turkiye Halk Bankasi AS	27,259	201
Turkiye Is Bankasi Series C	131,043	406
Turkiye Vakiflar Bankasi Tao, Class D	60,091	136
Yapi ve Kredi Bankasi AS (a)	64,648	174
		4,377
United Kingdom (16.9%)
3i Group PLC	28,452	112
Admiral Group PLC	6,443	135
Aggreko PLC	27,603	576
AMEC PLC	51,947	633
Anglo American PLC (a)	39,467	1,372
AstraZeneca PLC	57,486	2,701
Aviva PLC	99,582	463
BAE Systems PLC	125,707	584
Balfour Beatty PLC	19,745	70
Barclays PLC	284,499	1,128
Berkeley Group Holdings PLC (a)	4,297	49
BG Group PLC	165,786	2,454
BHP Billiton PLC	16,462	426
BP PLC	483,231	2,321
British Airways PLC (a)(b)	38,342	111
British American Tobacco PLC	77,736	2,462
British Land Co. PLC REIT	38,285	245
British Sky Broadcasting Group PLC	99,848	1,041
BT Group PLC	475,069	907
Bunzl PLC	16,179	161
Burberry Group PLC	23,273	262
Capita Group PLC (The)	7,841	86
Capital & Counties Properties PLC (a)	22,973	37
Capital Shopping Centres Group REIT	19,888	92
Carnival PLC	8,458	271
Centrica PLC	158,610	698
Charter International PLC	30,849	288
Cobham PLC	44,337	140
Compass Group PLC	103,888	788
Diageo PLC	113,643	1,781
EnQuest PLC (a)	32,361	47
Experian PLC	30,886	267
Firstgroup PLC	26,161	142
G4S PLC	15,397	61

The accompanying notes are an integral part of the financial statements.	17

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
GlaxoSmithKline PLC	216,685	$ 3,672
Hammerson PLC REIT	30,676	155
Home Retail Group PLC	29,904	95
HSBC Holdings PLC	801,782	7,315
ICAP PLC	7,177	43
Imperial Tobacco Group PLC	30,916	862
Intercontinental Hotels Group PLC	17,451	272
International Power PLC	21,759	96
Invensys PLC	23,599	84
Investec PLC	8,588	58
J Sainsbury PLC	54,871	261
Johnson Matthey PLC	8,992	199
Kingfisher PLC	42,716	133
Ladbrokes PLC	29,776	56
Land Securities Group PLC REIT	33,703	276
Legal & General Group PLC	256,939	299
Lloyds Banking Group PLC (a)	420,178	333
London Stock Exchange Group PLC	1,887	16
Man Group PLC	116,859	387
Marks & Spencer Group PLC	57,887	285
National Grid PLC	179,297	1,321
Next PLC	8,917	264
Old Mutual PLC	191,763	293
Pearson PLC	45,276	592
Petrofac Ltd.	32,361	569
Prudential PLC	86,112	645
Reckitt Benckiser Group PLC	27,948	1,293
Reed Elsevier PLC	61,867	457
Rexam PLC	28,204	127
Rio Tinto PLC	29,831	1,305
Rolls-Royce Group PLC (a)	68,545	571
Royal Bank of Scotland Group PLC (a)	725,304	437
Royal Dutch Shell PLC, Class A	184,302	4,654
Royal Dutch Shell PLC, Class B	134,988	3,268
RSA Insurance Group PLC	130,488	232
SABMiller PLC	43,048	1,195
Sage Group PLC (The)	75,435	258
Schroders PLC	4,342	78
Scottish & Southern Energy PLC	79,182	1,313
Segro PLC REIT	31,021	117
Serco Group PLC	6,258	55
Severn Trent PLC	26,238	479
Smith & Nephew PLC	127,242	1,198
Smiths Group PLC	15,089	239
Standard Chartered PLC	95,411	2,316
Standard Life PLC	73,267	188
Tesco PLC	308,257	1,736
TI Automotive Ltd., Class A (a)(d)	1,505	—
Tomkins PLC	39,475	133
Unilever PLC	45,870	1,223
United Utilities Group PLC	10,760	84
Vodafone Group PLC	2,947,213	6,107
Whitbread PLC	10,255	214
Wolseley PLC (a)	2,341	46
WPP PLC	173,599	1,633
Xstrata PLC	42,107	552
		73,000
United States (0.0%)
Lend Lease Group	10,624	65
Total Common Stocks (Cost $401,358)		372,156

	No. of
	Rights
Rights (0.0%)
Norway (0.0%)
Norsk Hydro ASA, expires 07/09/2010 (a)(b) (Cost $—)	13,665	7

	No. of
	Warrants
Warrants (0.0%)
France (0.0%)
Fonciere Des Regions, expires 12/31/2010 (a)	1,185	1
Hong Kong (0.0%)
Henderson Land Development Co., Ltd., expires 06/01/2011 (a)(b)	12,600	2
Italy(0.0%)
Mediobanca S.p.A., expires 03/18/2011 (a)	5,787	—	@
Total Warrants (Cost $—)		3

	Shares
Short-Term Investments (16.5%)
Securities Held as Collateral on Loaned Securities (6.2%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	22,078,628	22,079

	Face
	Amount
	(000)
Repurchase Agreement (1.1%)
Bank of America Securities, LLC (0.05%, dated 06/30/10, due 07/01/10; proceeds $4,718; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Government National Mortgage Association; 5.00% due 05/20/40; valued at $4,812)	4,717,686	4,718
Total Securities Held as Collateral on Loaned Securities (Cost $26,797)		26,797

	Shares
Investment Company (10.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c) (Cost $44,528)	44,528,243	44,528
Total Short-Term Investments (Cost $71,325)		71,325

18	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

Value
(000)
Total Investments (102.7%) (Cost $472,683) Including $25,394 of Securities Loaned (e)	$443,491
Liabilities in Excess of Other Assets (-2.7%)	(11,441)
Net Assets (100.0%)	$432,050

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2010.
(c)

See Note G to the financial statements regarding investments in Mitsubishi UFJ Financial Group, Inc., Mitsubishi UFJ Lease & Finance Co., Ltd. and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(d)

At June 30, 2010, the Portfolio held approximately $0 of fair valued securities, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(e)

The approximate market value and percentage of total investments, $361,003,000 and 81.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

@	Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	710	$ 867	7/15/10	USD	874	$ 874	$ 7
EUR	8,744	10,693	7/15/10	USD	10,783	10,783	90
HKD	59,172	7,599	7/15/10	USD	7,596	7,596	(3)
JPY	46,683	528	7/15/10	USD	512	512	(16)
JPY	37,783	428	7/15/10	USD	415	415	(13)
JPY	25,329	287	7/15/10	USD	278	278	(9)
JPY	86,838	983	7/15/10	USD	951	951	(32)
NOK	25	4	7/2/10	USD	4	4	— @
USD	1,812	1,812	7/15/10	JPY	160,382	1,815	3
USD	10,231	10,231	7/15/10	EUR	8,354	10,216	(15)
USD	1,663	1,663	7/15/10	EUR	1,350	1,651	(12)
USD	15,518	15,518	7/15/10	AUD	18,071	15,188	(330)
USD	5,187	5,187	7/15/10	EUR	4,206	5,144	(43)
USD	1,021	1,021	7/15/10	CHF	1,154	1,070	49
USD	8,472	8,472	7/15/10	EUR	6,866	8,397	(75)
USD	2,535	2,535	7/15/10	EUR	2,056	2,515	(20)
USD	13,976	13,976	7/15/10	GBP	9,436	14,099	123
		$81,804				$81,508	$(296)

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
DAX Index	77	$14,033	Sep-10	$ (613)
(Germany)
DJ Euro Stoxx 50	396	12,436	Sep-10	(298)
(Germany)
FTSE 100 IDX	95	6,927	Sep-10	(433)
(United Kingdom)
Hang Seng China ENT	92	6,743	Jul-10	(263)
Index (Hong Kong)
Hang Seng Index	26	3,352	Jul-10	(109)
(Hong Kong)
MSCI Sing IX ETS	60	2,882	Jul-10	(42)
(Singapore)
SGX S&P CNX Nifty	612	6,511	Jul-10	(22)
(Singapore)				$(1,780)

@ Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-11 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$ 47	$ 1,700	$—		$ 1,747
Air Freight & Logistics	—	1,517	—		1,517
Airlines	—	674	—		674
Auto Components	—	3,385	—	†	3,385
Automobiles	—	13,731	—		13,731
Beverages	—	6,467	—		6,467
Biotechnology	—	225	—		225
Building Products	—	2,398	—		2,398

The accompanying notes are an integral part of the financial statements.	19

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

Fair Value Measurement Information: (cont’d)

			Level 2
			Other		Level 3
	Level 1		significant		Significant
	Quoted		observable		unobservable
	prices		inputs		inputs	Total
Investment Type	(000)		(000)		(000)	(000)
Common Stocks (cont’d)
Capital Markets	$ 118		$ 6,012		$—	$ 6,130
Chemicals	—		15,834		—	15,834
Commercial Banks	1,786		41,258		—	43,044
Commercial Services & Supplies	—		1,715		—	1,715
Communications Equipment	—		3,784		—	3,784
Computers & Peripherals	—		2,310		—	2,310
Construction & Engineering	—		2,394		—	2,394
Construction Materials	—		1,826		—	1,826
Consumer Finance	—		195		—	195
Containers & Packaging	—		591		—	591
Distributors	—		528		—	528
Diversified Consumer Services	—		150		—	150
Diversified Financial Services	146		3,607		— †	3,753
Diversified Telecommunication Services	118		11,039		—	11,157
Electric Utilities	387		7,949		—	8,336
Electrical Equipment	—		6,940		—	6,940
Electronic Equipment, Instruments & Components	—		5,880		—	5,880
Energy Equipment & Services	—		5,605		—	5,605
Food & Staples Retailing	—	@	7,982		—	7,982
Food Products	828		14,861		—	15,689
Gas Utilities	—		1,235		—	1,235
Health Care Equipment & Supplies	—		3,750		—	3,750
Health Care Providers & Services	—		594		—	594
Hotels, Restaurants & Leisure	—		2,778		—	2,778
Household Durables	—		4,536		—	4,536
Household Products	—		2,033		—	2,033
Independent Power Producers & Energy Traders	—		96		—	96
Industrial Conglomerates	—		7,395		—	7,395
Information Technology Services	85		1,043		—	1,128
Insurance	—		11,535		—	11,535
Internet & Catalog Retail	—		95		—	95
Internet Software & Services	—		456		—	456
Leisure Equipment & Products	—		663		—	663
Life Sciences Tools & Services	—		95		—	95
Machinery	—		11,304		—	11,304
Marine	—		1,069		—	1,069
Media	22		6,116		—	6,138
Metals & Mining	1,824		21,345		—	23,169
Multi-Utilities	—		4,289		—	4,289
Multiline Retail	—		1,401		—	1,401
Office Electronics	—		3,703		—	3,703
Oil, Gas & Consumable Fuels	4,941		26,343		—	31,284
Paper & Forest Products	—		1,555		—	1,555
Personal Products	—		2,013		—	2,013
Pharmaceuticals	—		25,163		—	25,163
Professional Services	—		353		—	353
Real Estate Investment Trusts (REITs)	—		3,221		—	3,221
Real Estate Management and Development	42		7,565		—	7,607
Road & Rail	340		3,755		—	4,095
Semiconductors & Semiconductor Equipment	—		2,823		—	2,823
Software	—		4,509		—	4,509
Specialty Retail	—		3,320		—	3,320
Textiles, Apparel & Luxury Goods	—		4,647		—	4,647
Tobacco	—		4,638		—	4,638
Trading Companies & Distributors	—		5,677		—	5,677
Transportation Infrastructure	—		195		—	195
Water Utilities	—		479		—	479
Wireless Telecommunication Services	469		8,659		—	9,128
Total Common Stocks	11,153		361,003		— †	372,156
Rights
Metals & Mining	—		7		—	7
Total Rights	—		7		—	7
Warrants
Capital Markets	—		—	@	—	—	@
Real Estate Investment Trusts (REITs)	—		1		—	1
Real Estate Management and Development	—		2		—	2
Total Warrants	—		3		—	3

20	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Short-Term Investments
Investment Company	$66,607	$ —	$—	$ 66,607
Repurchase Agreement	—	4,718	—	4,718
Total Short-Term Investments	66,607	4,718	—	71,325
Foreign Currency Exchange Contracts	—	272	—	272
Total Assets	77,760	366,003	— †	443,763
Liabilities:
Foreign Currency Exchange Contracts	—	568	—	568
Futures Contracts	1,780	—	—	1,780
Total Liabilities	1,780	568	—	2,348
Total	$75,980	$365,435	$— †	$441,415

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stocks
(000)
Balance as of 12/31/09	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$—

† Includes a securitiy which is valued at zero.

@ Value is less than $500.

Portfolio Composition*

Percentage of
Classification	Total Investments
Commercial Banks	10.3%
Oil, Gas & Consumable Fuels	7.5
Pharmaceuticals	6.0
Metals & Mining	5.6
Other**	59.9
Short-Term Investments	10.7
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2010.

**     Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	21

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

		Value
	Shares	(000)
Common Stocks (96.2%)
Argentina (0.1%)
Banco Macro SA ADR	29,200	$ 860
Brazil (11.6%)
Banco Bradesco SA (Preference)	304,370	4,740
Banco Bradesco SA ADR (a)	626,560	9,937
Banco Nacional SA (Preference) (b)(c)	295,998,880	—
BRF - Brasil Foods SA	1,496,152	19,645
Cia de Bebidas das Americas (Preference) ADR (a)	183,500	18,535
Cielo SA	1,490,200	12,549
Itau Unibanco Holding SA	252,062	4,539
Itau Unibanco Holding SA (Preference) ADR (a)	1,493,274	26,894
MRV Engenharia e Participacoes SA	955,200	6,726
NET Servicos de Comunicacao SA (Preference) (b)	1,006,355	9,478
NET Servicos de Comunicacao SA ADR (a)(b)	10,100	95
OGX Petroleo e Gas Participacoes SA (b)	576,500	5,340
PDG Realty SA. Empreendimentos e Participacoes	1,297,200	10,953
Petroleo Brasileiro SA ADR	241,324	7,192
Petroleo Brasileiro SA ADR	258,300	8,865
Petroleo Brasileiro SA, (Preference) Class H	1,008,572	15,008
Tim Participacoes SA ADR	179,000	4,858
Ultrapar Participacoes SA (Preference)	154,600	7,399
Vale SA (Preference)	150,084	3,152
Vale SA (Preference) ADR (a)	1,563,075	32,856
Vale SA ADR (a)	69,900	1,702
Vivo Participacoes SA (Preference) ADR	357,900	9,277
		219,740
China/Hong Kong (16.1%)
Bank of China Ltd., Class H	24,570,900	12,396
Beijing Enterprises Holdings Ltd.	1,700,500	11,047
Belle International Holdings Ltd.	8,456,000	11,989
China Citic Bank Corp. Ltd., Class H	12,320,000	7,768
China Coal Energy Co.	7,864,000	9,862
China Construction Bank Corp., Class H (a)	37,603,000	30,261
China Dongxiang Group Co.	5,922,500	3,940
China Life Insurance Co., Ltd., Class H	4,834,000	21,236
China Mobile Ltd.	2,082,500	20,755
China Oilfield Services Ltd., Class H	6,236,000	7,292
China Pacific Insurance Group Co., Ltd., Class H (a)	2,893,600	11,408
China Petroleum & Chemical Corp., Class H	25,554,000	20,624
China Resources Power Holdings Co., Ltd.	6,639,900	15,042
China Telecom Corp. Ltd., Class H	22,332,000	10,662
China Unicom Hong Kong Ltd. (a)	9,058,000	12,110
China Zhongwang Holdings Ltd. (a)	6,146,200	3,877
Dongfeng Motor Group Co., Ltd., Class H	6,813,000	7,752
Fushan International Energy Group Ltd.	10,036,000	5,641
GOME Electrical Appliances Holdings Ltd. (b)	49,619,258	14,991
Hengan International Group Co., Ltd.	642,500	5,184
Industrial & Commercial Bank of China, Class H (a)	21,932,000	15,925
PetroChina Co., Ltd., Class H	5,646,000	6,232
Ping An Insurance Group Co. of China Ltd., Class H (a)	1,210,000	9,754
Sany Heavy Equipment International Holdings Co., Ltd.	4,509,000	4,957
Shanghai Industrial Holdings Ltd.	3,258,000	12,903
Tencent Holdings Ltd.	38,000	627
Tsingtao Brewery Co., Ltd., Class H (a)	914,000	4,271
Want Want China Holdings Ltd. (a)	9,252,000	7,793
		306,299
Czech Republic (1.0%)
CEZ A.S.	107,819	4,428
Komercni Banka A.S.	87,886	14,201
		18,629
Egypt (2.2%)
Commercial International Bank Egypt S.A.E.	1,194,526	14,123
Juhayna Food Industries (b)	6,472,401	4,693
Orascom Construction Industries	191,177	7,622
Orascom Construction Industries GDR	110,988	4,218
Telecom Egypt	4,215,185	11,612
		42,268
Hungary (1.6%)
MOL Hungarian Oil and Gas PLC (b)	178,181	14,707
OTP Bank PLC (b)	172,806	3,478
Richter Gedeon Nyrt.	73,331	12,968
		31,153
India (9.6%)
Asian Paints Ltd.	137,634	6,776
Bharat Heavy Electricals Ltd.	165,877	8,737
Colgate-Palmolive India Ltd.	281,354	5,026
Deccan Chronicle Holdings Ltd.	615,556	1,619
Dr. Reddy’s Laboratories Ltd.	382,224	11,837
Glenmark Pharmaceuticals Ltd.	1,229,797	7,098
HDFC Bank Ltd.	467,945	19,257
Hindalco Industries Ltd.	2,008,092	6,171
Hindustan Construction Co.	1,467,584	3,713
IndusInd Bank Ltd.	2,072,642	9,088
Infosys Technologies Ltd.	368,954	22,049
ITC Ltd.	1,014,773	6,627
KSK Energy Ventures Ltd. (b)	1,425,104	5,187
Marico Ltd.	1,705,226	4,729
Nestle India Ltd.	67,520	4,174
Reliance Industries Ltd.	609,531	14,203
Rural Electrification Corp. Ltd.	835,000	5,439
Shree Renuka Sugars Ltd.	2,086,801	3,017
State Bank of India	95,665	4,712
Sun TV Network Ltd.	562,828	5,270
Tata Motors Ltd.	808,609	13,452
Wipro Ltd.	700,981	5,757
Yes Bank Ltd.	1,297,644	7,428
		181,366

22	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

		Value
	Shares	(000)
Indonesia (4.5%)
Astra International Tbk PT	3,624,500	$ 19,079
Bank Central Asia Tbk PT	21,974,500	14,205
Bank Rakyat Indonesia	8,727,000	8,815
Bumi Resources Tbk PT	24,591,000	5,024
Golden Agri-Resources Ltd.	18,119,000	6,781
Indofood Sukses Makmur Tbk PT	21,994,500	9,929
Indosat Tbk PT	10,490,000	5,659
Perusahaan Gas Negara PT	10,358,000	4,380
Telekomunikasi Indonesia Tbk PT	14,419,500	12,155
		86,027
Korea, Republic of (12.4%)
Amorepacific Corp.	7,856	6,677
Cheil Industries, Inc.	127,162	9,741
Cheil Worldwide, Inc.	799,405	8,358
Hynix Semiconductor, Inc. (b)	229,260	4,649
Hyundai Engineering & Construction Co., Ltd.	126,596	5,826
Hyundai Mobis	58,312	9,766
Hyundai Motor Co.	69,237	8,111
KB Financial Group, Inc.	92,697	3,538
Kia Motors Corp.	334,637	8,879
KT Corp.	187,200	6,882
KT Corp. ADR (a)	99,000	1,898
LG Chem Ltd.	79,853	20,068
LG Display Co., Ltd.	297,030	9,863
LG Display Co., Ltd. ADR (a)	107,300	1,728
LG Telecom Ltd.	69,052	429
NHN Corp. (b)	55,891	8,318
OCI Co., Ltd.	36,972	7,455
POSCO	13,633	5,174
Samsung Electronics Co., Ltd.	69,136	43,410
Samsung Electronics Co., Ltd. (Preference)	18,887	8,053
Samsung Fire & Marine Insurance Co., Ltd.	45,169	7,159
Samsung Life Insurance Co., Ltd.	75,520	6,396
Shinhan Financial Group Co., Ltd.	372,976	13,736
Shinsegae Co., Ltd.	19,492	8,414
SSCP Co., Ltd. (b)	325,463	1,930
Woongjin Coway Co., Ltd.	378,622	12,657
Woori Finance Holdings Co., Ltd.	457,040	5,383
		234,498
Lebanon (0.6%)
Banque Audi sal - Audi Saradar Group GDR	811,930	6,776
BLOM Bank SAL GDR	59,285	5,203
		11,979
Malaysia (1.0%)
Axiata Group Bhd (b)	9,178,200	11,037
Sime Darby Bhd	3,257,000	8,021
		19,058
Mexico (5.9%)
America Movil S.A.B. de C.V., Class L ADR	1,046,844	49,725
Empresas ICA S.A.B. de C.V. (b)	1,277,700	3,017
Fomento Economico Mexicano S.A.B. de C.V. ADR	542,300	23,400
Genomma Lab Internacional SA de C.V., Class B (b)	1,003,600	3,333
Grupo Financiero Banorte S.A.B. de C.V. Series O	3,026,700	11,468
Grupo Televisa SA ADR	833,100	14,504
Wal-Mart de Mexico S.A.B. de C.V.	3,284,900	7,277
		112,724
Peru (0.3%)
Credicorp Ltd.	62,870	5,714
Philippines (1.8%)
Ayala Corp.	839,040	5,858
Metro Pacific Investments Corp. (b)	96,923,000	5,727
Metropolitan Bank & Trust	6,197,250	8,248
Philippine Long Distance Telephone Co.	140,270	7,195
SM Investments Corp.	707,110	6,350
		33,378
Poland (3.0%)
Bank Handlowy w Warszawie SA (b)	182,980	3,958
Bank Zachodni WBK SA	66,323	3,755
Central European Distribution Corp. (b)	388,642	8,309
Polski Koncern Naftowy Orlen SA (b)	1,025,393	10,633
Powszechna Kasa Oszczednosci Bank Polski SA	1,176,291	12,533
Powszechny Zaklad Ubezpieczen SA (b)	76,025	7,844
Telekomunikacja Polska SA	2,524,824	10,604
		57,636
Russia (4.2%)
Alliance Cellulose Ltd. (b)(c)	592,359	—
Lukoil OAO ADR	546,461	27,890
Protek (b)	1,806,876	5,836
Rosneft Oil Co. GDR	2,064,640	12,567
RusHydro (b)	112,136,544	5,379
RusHydro ADR (b)	1,081,743	5,176
Sberbank of Russian Federation	2,837,455	6,840
Wimm-Bill-Dann Foods OJSC ADR	483,416	8,605
X5 Retail Group N.V. GDR (b)	231,416	7,689
		79,982
South Africa (6.7%)
Anglo Platinum Ltd. (a)(b)	103,117	9,703
AVI Ltd.	1,964,400	5,621
Clicks Group Ltd.	2,822,600	12,416
Impala Platinum Holdings Ltd.	907,700	21,042
Imperial Holdings Ltd.	637,800	7,007
MTN Group Ltd.	2,058,792	26,990
Naspers Ltd., Class N	483,196	16,240
SABMiller plc	582,357	16,211
Tiger Brands Ltd.	571,435	12,604
		127,834
Taiwan (7.1%)
Acer, Inc.	2,985,661	6,924
Asustek Computer, Inc.	727,800	5,369
AU Optronics Corp.	8,668,130	7,716
Cathay Financial Holding Co., Ltd. (b)	9,221,500	13,632
China Steel Corp.	10,604,000	9,764

The accompanying notes are an integral part of the financial statements.	23

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

		Value
	Shares	(000)
Taiwan (cont’d)
Evergreen Marine Corp. Taiwan Ltd. (b)	7,207,000	$ 4,545
Fubon Financial Holding Co., Ltd. (b)	8,900,000	9,882
Hon Hai Precision Industry Co., Ltd. (b)	5,827,412	20,467
HTC Corp.	680,260	9,025
Lite-On Technology Corp.	4,485,000	4,906
MediaTek, Inc.	128,000	1,785
Taiwan Fertilizer Co., Ltd.	1,407,000	3,687
Taiwan Semiconductor Manufacturing Co., Ltd.	10,605,205	19,831
Uni-President Enterprises Corp.	7,443,000	8,197
Wistron Corp.	3,403,809	4,995
Yuanta Financial Holding Co., Ltd.	8,901,000	4,750
		135,475
Thailand (2.6%)
Banpu PCL NVDR	557,000	10,361
Kasikornbank PCL (Foreign)	1,657,100	4,813
Kasikornbank PCL NVDR	1,733,700	4,817
PTT Exploration & Production PCL (Foreign)	1,024,600	4,497
Siam Cement PCL NVDR	1,144,500	9,178
Siam Commercial Bank PCL (Foreign)	3,657,600	9,119
Total Access Communication PCL NVDR	5,819,000	6,575
		49,360
Turkey (3.4%)
Akbank TAS	1,501,166	7,167
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1,126,900	13,157
Coca-Cola Icecek A.S.	645,996	5,745
TAV Havalimanlari Holding A.S. (b)	2,517,524	8,884
Tupras Turkiye Petrol Rafine	294,239	5,337
Turk Telekomunikasyon A.S.	2,315,430	7,338
Turkcell Iletisim Hizmet A.S.	959,332	4,963
Turkiye Garanti Bankasi A.S.	2,726,185	11,295
		63,886
United States (0.5%)
Mead Johnson Nutrition Co. (a)	205,870	10,318
Total Common Stocks (Cost $1,651,051)		1,828,184
Investment Company (1.1%)
India (1.1%)
Morgan Stanley Growth Fund (b)(d) (Cost $3,244)	16,425,817	21,179
Short-Term Investments (9.0%)
Securities Held as Collateral on Loaned Securities (6.4%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d)	99,719,524	99,720

	Face Amount (000)
Repurchase Agreement (1.1%)
Bank of America Securities, LLC, (0.05%, dated 06/30/10, due 07/01/10; proceeds $21,308; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Government National Mortgage Association; 5.00% due 05/20/40; valued at $21,734)	$ 21,308	21,308
Total Securities Held as Collateral on Loaned Securities (Cost $121,028)		121,028

	Shares
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $49,532)	49,531,685	49,532
Total Short-Term Investments (Cost $170,560)		170,560
Total Investments (106.3%) (Cost $1,824,855) Including $113,556 of Securities Loaned (e)		2,019,923
Liabilities in Excess of Other Assets (-6.3%)		(120,238)
Net Assets (100.0%)		$ 1,899,685

(a)	All or a portion of security on loan at June 30, 2010.
(b)	Non-income producing security
(c)

At June 30, 2010, the Portfolio held approximately $0 of fair valued securities, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(d)

See Note G within the Notes to Financial Statements regarding investment in the Morgan Stanley Growth Fund and the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)

The approximate market value and percentage of total investments, $1,367,812,000 and 67.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial

Statements.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

24	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CNY	2,530	$ 373	7/1/10	HKD	2,884	$ 370	$(3)
HKD	232	30	7/2/10	USD	30	30	— @
USD	352	352	7/1/10	MXN	4,511	349	(3)
USD	275	275	7/2/10	MXN	3,538	273	(2)
USD	15	15	7/7/10	ZAR	116	15	— @
ZAR	1,548	202	7/1/10	USD	204	204	2
ZAR	12,511	1,630	7/6/10	USD	1,649	1,649	19
ZAR	4,825	628	7/6/10	USD	630	630	2
		$3,505				$3,520	$15

CNY	—	Chinese Yuan Renminbi
HKD	—	Hong Kong Dollar
MXN	—	Mexican New Peso
USD	—	United States Dollar
ZAR	—	South African Rand
@		Value is less than $500

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Auto Components	$ —	$ 9,766	$—	$ 9,766
Automobiles	—	43,821	—	43,821
Beverages	50,244	39,385	—	89,629
Capital Markets	—	4,750	—	4,750
Chemicals	—	49,657	—	49,657
Commercial Banks	92,089	240,900	— †	332,989
Communications Equipment	—	9,025	—	9,025
Computers & Peripherals	—	22,194	—	22,194
Construction & Engineering	3,017	21,379	—	24,396
Construction Materials	—	9,178	—	9,178
Distributors	—	7,008	—	7,008
Diversified Financial Services	—	26,906	—	26,906
Diversified Telecommunication Services	1,898	71,791	—	73,689
Electric Utilities	5,379	14,790	—	20,169
Electrical Equipment	—	8,737	—	8,737
Electronic Equipment, Instruments & Components	1,727	38,046	—	39,773
Energy Equipment & Services	—	7,292	—	7,292
Food & Staples Retailing	11,970	16,103	—	28,073
Food Products	38,568	58,116	—	96,684
Gas Utilities	—	4,380	—	4,380
Health Care Providers & Services	5,836	—	—	5,836
Household Durables	17,679	12,657	—	30,336
Independent Power Producers & Energy Traders	—	15,042	—	15,042
Industrial Conglomerates	—	38,320	—	38,320
Information Technology Services	12,549	27,807	—	40,356
Insurance	14,241	63,189	—	77,430
Internet Software & Services	—	8,944	—	8,944
Machinery	—	18,410	—	18,410
Marine	—	4,545	—	4,545
Media	24,077	31,487	—	55,564
Metals & Mining	37,710	61,372	—	99,082
Multiline Retail	—	12,416	—	12,416
Oil, Gas & Consumable Fuels	76,193	109,550	—	185,743
Paper & Forest Products	—	—	— †	—	†
Personal Products	—	21,618	—	21,618
Pharmaceuticals	3,333	31,902	—	35,235
Semiconductors & Semiconductor Equipment	—	77,727	—	77,727
Specialty Retail	—	26,980	—	26,980
Textiles, Apparel & Luxury Goods	—	3,940	—	3,940
Tobacco	—	6,627	—	6,627
Transportation Infrastructure	—	8,884	—	8,884
Wireless Telecommunication Services	63,862	83,171	—	147,033
Total Common Stocks	460,372	1,367,812	— †	1,828,184

The accompanying notes are an integral part of the financial statements.	25

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Investment Companies	$ 21,179	$—	$—	$21,179
Short-Term Investments
Investment Company	149,252	—	—	149,252
Repurchase Agreement	—	21,308	—	21,308
Total Short-Term Investments	149,252	21,308	—	170,560
Foreign Currency Exchange Contracts	—	23	—	23
Total Assets	630,803	1,389,143	— †	2,019,946
Liabilities:
Foreign Currency Exchange Contracts	—	8	—	8
Total Liabilities	—	8	—	8
Total	$630,803	$1,389,135	$— †	$2,019,938

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, securities with a total value of approximately $99,000 transferred from Level 1 to Level 2 and approximately $32,000 transferred from Level 2 to Level 1. At December 31, 2009 and at June 30, 2010, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stocks
(000)
Balance as of 12/31/09	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$—

† Includes securities which are valued at zero.

Portfolio Composition*

Percentage of
Classification	Total Investments
Commercial Banks	17.5%
Oil, Gas & Consumable Fuels	9.8
Wireless Telecommunication Services	7.8
Metals & Mining	5.2
Food Products	5.1
Other**	52.0
Short-Term Investment	2.6
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities Held as Collateral on Loaned Securities) as of June 30, 2010.

**          Industries representing less than 5% of total investments.

26	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

		Value
	Shares	(000)
Common Stocks (97.1%)
Finland (3.0%)
Kone Oyj, Class B	58,225	$2,315
France (3.1%)
Groupe Danone	44,802	2,392
Japan (3.1%)
Kao Corp.	100,600	2,365
Netherlands (4.5%)
Reed Elsevier N.V.	236,496	2,609
Wolters Kluwer N.V.	43,529	831
		3,440
Sweden (4.1%)
Swedish Match AB	145,669	3,173
Switzerland (9.3%)
Nestle SA (Registered)	106,816	5,154
Novartis AG (Registered)	42,234	2,049
		7,203
United Kingdom (29.4%)
Admiral Group PLC	58,631	1,226
British American Tobacco PLC	182,070	5,765
Diageo PLC	111,349	1,745
Experian PLC	88,127	763
Imperial Tobacco Group PLC	166,115	4,632
Reckitt Benckiser Group PLC	104,245	4,822
Unilever PLC	140,500	3,744
		22,697
United States (40.6%)
Accenture plc, Class A	52,032	2,011
Brown-Forman Corp., Class B	37,771	2,162
Dr. Pepper Snapple Group, Inc.	129,186	4,830
Kellogg Co.	81,055	4,077
Mead Johnson Nutrition Co.	28,725	1,440
Microsoft Corp.	91,816	2,113
Moody’s Corp.	152,430	3,036
Philip Morris International, Inc.	68,892	3,158
Procter & Gamble Co. (The)	62,168	3,729
Scotts Miracle-Gro Co. (The), Class A	36,750	1,632
Visa, Inc., Class A	34,058	2,409
Weight Watchers International, Inc.	29,654	762
		31,359
Total Common Stocks (Cost $69,573)		74,944
Short-Term Investment (3.5%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (a) (Cost $2,739)	2,738,737	2,739
Total Investments (100.6%) (Cost $72,312) (b)		77,683
Liabilities in Excess of Other Assets (-0.6%)		(463)
Net Assets (100.0%)		$77,220

(a)                                  See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.

(b)                                 The approximate market value and percentage of total investments, $43,585,000 and 56.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	1,110	$ 1,659	7/1/10	USD	1,590	$ 1,590	$ (69)
GBP	1,110	1,659	7/1/10	USD	1,590	1,590	(69)
GBP	1,110	1,659	7/1/10	USD	1,590	1,590	(69)
GBP	1,110	1,658	7/1/10	USD	1,590	1,590	(68)
USD	1,626	1,626	7/1/10	GBP	1,110	1,659	33
USD	1,626	1,626	7/1/10	GBP	1,110	1,658	32
USD	1,626	1,626	7/1/10	GBP	1,110	1,658	32
USD	1,626	1,626	7/1/10	GBP	1,110	1,658	32
		$13,139				$12,993	$(146)

GBP — British Pound

USD — United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Beverages	$ 6,991	$ 1,745	$—	$ 8,736
Chemicals	1,632	—	—	1,632
Diversified Consumer Services	762	—	—	762
Diversified Financial Services	3,036	—	—	3,036
Food Products	5,517	11,291	—	16,808
Household Products	3,729	4,822	—	8,551
Information Technology Services	4,421	—	—	4,421
Insurance	—	1,226	—	1,226
Machinery	—	2,315	—	2,315

The accompanying notes are an integral part of the financial statements.	27

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Global Franchise Portfolio

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Common Stocks (cont’d)
Media	$ —	$3,439	$—	$3,439
Personal Products	—	2,365	—	2,365
Pharmaceuticals	—	2,049	—	2,049
Professional Services	—	763	—	763
Software	2,113	—	—	2,113
Tobacco	3,158	13,570	—	16,728
Total Common Stocks	31,359	43,585	—	74,944
Short-Term Investment
Investment Company	2,739	—	—	2,739
Foreign Currency Exchange Contracts	—	129	—	129
Total Assets	34,098	43,714	—	77,812
Liabilities:
Foreign Currency Exchange Contracts	—	275	—	275
Total Liabilities	—	275	—	275
Total	$34,098	$43,439	$—	$77,537

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

Portfolio Composition

Percentage of
Classification	Total Investments
Food Products	21.6%
Tobacco	21.5
Beverages	11.3
Household Products	11.0
Information Technology Services	5.7
Other*	25.4
Short-Term Investments	3.5
Total Investments	100.0%

* Industries representing less than 5% of total investments.

28	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments

Global Growth Portfolio

	Shares	Value (000)
Common Stocks (93.1%)
Australia (1.0%)
Prime Infrastructure Group	36,846	$100
Brazil (7.9%)
BM&F Bovespa SA	28,444	183
Brookfield Incorporacoes SA	117,269	505
Cielo SA	15,422	130
		818
Canada (3.0%)
Brookfield Asset Management, Inc., Class A	13,736	311
Cayman Islands (2.3%)
Greenlight Capital Re Ltd., Class A (a)	9,383	236
China (22.8%)
Baidu, Inc. ADR (a)	7,213	491
China Merchants Holdings International Co., Ltd.	151,130	502
Ctrip.com International Ltd. ADR (a)	6,336	238
Mindray Medical International Ltd. ADR	8,177	257
New Oriental Education & Technology Group, Inc. ADR (a)	5,704	532
Tencent Holdings Ltd.	9,900	163
Wynn Macau Ltd. (a)	106,000	174
		2,357
Denmark (3.7%)
DSV A/S	26,403	379
Germany (1.8%)
BASF SE	3,447	188
Hong Kong (3.0%)
Minth Group Ltd.	257,800	305
India (1.7%)
ICICI Bank Ltd. ADR	4,971	180
Israel (1.7%)
Teva Pharmaceutical Industries Ltd. ADR	3,396	176
Japan (7.4%)
Nintendo Co., Ltd.	400	117
Universal Entertainment Corp. (a)	35,900	649
		766
Mexico (1.2%)
Cemex S.A.B. de C.V. ADR (a)	12,510	121
Switzerland (4.3%)
Kuehne + Nagel International AG (Registered)	1,628	167
Panalpina Welttransport Holding AG (Registered) (a)	1,731	136
Roche Holding AG	981	142
		445
United Kingdom (4.5%)
British American Tobacco PLC ADR	2,464	156
Diageo PLC ADR	4,823	303
		459
United States (26.8%)
Amazon.com, Inc. (a)	3,083	337
American Express Co.	3,044	121
Apple, Inc. (a)	2,000	503
Better Place LLC (a)(b)(c)	26,109	78
Cisco Systems, Inc. (a)	4,530	97
Corning, Inc.	11,349	183
Google, Inc., Class A (a)	621	276
Mastercard, Inc., Class A	1,259	251
Monsanto Co.	4,700	217
Omnicom Group, Inc.	5,670	195
Philip Morris International, Inc.	3,453	158
Procter & Gamble Co. (The)	2,426	146
Ultra Petroleum Corp. (a)	4,655	206
		2,768
Total Common Stocks (Cost $8,737)		9,609

	Face Amount (000)
Corporate Bond (2.3%)
Switzerland
UBS AG Zero Coupon, 2/25/13 (Cost $301)	$1,280	240
Total Investments (95.4%) (Cost $9,038) (d)		9,849
Other Assets in Excess of Liabilities (4.6%)		469
Net Assets (100.0%)		$10,318

(a)	Non-income producing security.
(b)

At June 30, 2010, the Portfolio held approximately $78,000 of fair valued securities, representing 0.8% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	Security has been deemed illiquid at June 30, 2010.
(d)

The approximate market value and percentage of total investments, $3,022,000 and 30.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Common Stocks
Air Freight & Logistics	$ —	$ 136	$ —	$ 136
Alternative Energy	—	—	78	78
Auto Components	—	305	—	305
Beverages	303	—	—	303
Chemicals	217	188	—	405
Commercial Banks	180	—	—	180
Commercial Finance & Mortgage Companies	183	—	—	183

The accompanying notes are an integral part of the financial statements.	29

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Global Growth Portfolio

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Common Stocks (cont’d)
Communications Equipment	$ 97	$ —	$ —	$ 97
Computers & Peripherals	503	—	—	503
Construction Materials	121	—	—	121
Consumer Finance	121	—	—	121
Diversified Consumer Services	532	—	—	532
Diversified Financial Services	183	—	—	183
Electric Utilities	—	101	—	101
Health Care Equipment & Supplies	257	—	—	257
Hotels, Restaurants & Leisure	238	173	—	411
Household Durables	505	—	—	505
Household Products	145	—	—	145
Information Technology Services	381	—	—	381
Insurance	236	—	—	236
Internet & Catalog Retail	337	—	—	337
Internet Software & Services	768	163	—	931
Leisure Equipment & Products	—	649	—	649
Marine	—	167	—	167
Media	194	—	—	194
Oil, Gas & Consumable Fuels	206	—	—	206
Pharmaceuticals	177	142	—	319
Real Estate Management and Development	311	—	—	311
Road & Rail	—	379	—	379
Software	—	117	—	117
Tobacco	314	—	—	314
Transportation Infrastructure	—	502	—	502
Total Common Stocks	6,509	3,022	78	9,609
Corporate Bond	240	—	—	240
Total	$6,749	$3,022	$78	$9,849

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, securities with a total value of approximately $3,000 transferred from Level 1 to Level 2. At June 30, 2010, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stocks
(000)
Balance as of 3/31/10	$78
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$78
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$—

Portfolio Composition

Percentage of
Classification	Total Investments
Internet Software & Services	9.5%
Leisure Equipment & Products	6.6
Diversified Consumer Services	5.4
Household Durables	5.1
Computers & Peripherals	5.1
Transportation Infrastructure	5.1
Other*	63.2
Total Investments	100.0%

*   Industries representing less than 5% of total investments.

30	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Australia (8.2%)
CFS Retail Property Trust REIT	2,676,641	$ 4,241
Commonwealth Property Office Fund REIT	2,860,528	2,223
Dexus Property Group REIT	451,413	291
GPT Group REIT	2,393,584	5,620
Mirvac Group REIT	1,575,786	1,725
Stockland REIT	3,408,554	10,590
Westfield Group REIT	3,291,838	33,505
		58,195
Austria (0.1%)
Conwert Immobilien Invest SE	61,878	647
Belgium (0.1%)
Befimmo SCA Sicafi REIT	8,429	577
Brazil (0.6%)
BR Malls Participacoes SA	198,640	2,586
BR Properties SA	211,200	1,504
		4,090
Canada (1.6%)
Boardwalk REIT	66,420	2,499
Extendicare REIT	192,050	1,541
RioCan REIT	398,855	7,134
		11,174
Finland (0.1%)
Citycon Oyj	172,617	509
Sponda Oyj	158,463	476
		985
France (4.6%)
Fonciere Des Regions REIT	20,520	1,697
Gecina SA REIT	10,640	950
ICADE REIT	52,686	4,445
Klepierre REIT	152,763	4,194
Mercialys SA REIT	61,359	1,740
Societe de la Tour Eiffel REIT	6,784	408
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	11,438	1,129
Unibail-Rodamco SE REIT	109,846	17,828
		32,391
Germany (0.3%)
Alstria Office AG REIT	100,226	956
Deutsche Euroshop AG	43,198	1,173
		2,129
Hong Kong (21.7%)
Agile Property Holdings Ltd.	2,454,000	2,504
China Overseas Land & Investment Ltd.	7,990,240	14,884
China Resources Land Ltd.	5,495,000	10,317
Guangzhou R&F Properties Co., Ltd., Class H	4,010,300	5,071
Hang Lung Properties Ltd.	3,009,000	11,541
Henderson Land Development Co., Ltd.	1,610,496	9,383
Hongkong Land Holdings Ltd.	4,502,000	22,257
Hysan Development Co., Ltd.	1,268,206	3,566
Kerry Properties Ltd.	2,757,220	11,834
KWG Property Holding Ltd.	851,500	524
Poly Hong Kong Investments Ltd.	2,670,000	2,618
Shimao Property Holdings Ltd.	1,607,000	2,494
Sun Hung Kai Properties Ltd.	3,429,712	46,631
Wharf Holdings Ltd.	2,093,000	10,132
		153,756
Italy (0.4%)
Beni Stabili S.p.A.	3,250,721	2,457
Beni Stabili S.p.A. (a)	106,506	81
		2,538
Japan (10.3%)
Japan Real Estate Investment Corp. REIT	541	4,412
Mitsubishi Estate Co., Ltd.	1,820,000	25,269
Mitsui Fudosan Co., Ltd.	1,552,000	21,697
Nippon Building Fund, Inc. REIT	671	5,304
NTT Urban Development Corp.	597	472
Sumitomo Realty & Development Co., Ltd.	953,000	16,254
		73,408
Malta (0.0%)
BGP Holdings PLC (a)(b)	12,867,024	—
Netherlands (1.2%)
Corio N.V. REIT	89,436	4,344
Eurocommercial Properties N.V. CVA REIT	79,003	2,523
ProLogis European Properties (a)	143,937	724
Vastned Retail N.V. REIT	4,621	232
Wereldhave N.V. REIT	10,461	777
		8,600
Singapore (4.0%)
CapitaCommercial Trust REIT	2,405,000	2,081
CapitaLand Ltd.	4,432,000	11,301
CapitaMall Trust REIT	2,017,000	2,625
City Developments Ltd.	513,000	4,043
Keppel Land Ltd.	2,141,705	5,893
Suntec REIT	1,683,000	1,580
Wing Tai Holdings Ltd.	775,000	864
		28,387
Sweden (0.5%)
Castellum AB	81,685	741
Hufvudstaden AB, Class A	394,389	3,008
		3,749
Switzerland (0.9%)
PSP Swiss Property AG (Registered) (a)	92,346	5,521
Swiss Prime Site AG (Registered) (a)	16,143	977
		6,498
United Kingdom (7.0%)
Big Yellow Group PLC REIT (a)	580,055	2,534
British Land Co. PLC REIT	1,005,086	6,425
Capital & Counties Properties PLC (a)	455,456	738
Capital & Regional PLC (a)	2,064,538	905
Capital Shopping Centres Group REIT	455,456	2,101
Derwent London PLC REIT	118,993	2,211

The accompanying notes are an integral part of the financial statements.	31

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
Development Securities PLC	210,903	$ 785
Grainger PLC	1,300,212	2,269
Great Portland Estates PLC REIT	291,723	1,247
Hammerson PLC REIT	1,230,261	6,215
Land Securities Group PLC REIT	881,454	7,230
LXB Retail Properties PLC (a)	928,293	1,255
Metric Property Investments PLC REIT (a)	478,500	761
Minerva PLC (a)	635,809	1,029
Quintain Estates & Development PLC (a)	2,160,543	1,369
Safestore Holdings PLC	1,147,913	1,953
Segro PLC REIT	1,367,193	5,150
Shaftesbury PLC REIT	223,032	1,192
ST Modwen Properties PLC (a)	638,828	1,757
Unite Group PLC (a)	924,756	2,392
		49,518
United States (36.5%)
Acadia Realty Trust REIT	154,750	2,603
AMB Property Corp. REIT	169,391	4,016
Apartment Investment & Management Co., Class A REIT	59,810	1,159
Assisted Living Concepts, Inc., Class A (a)	90,729	2,685
AvalonBay Communities, Inc. REIT	102,530	9,573
BioMed Realty Trust, Inc. REIT	42,590	685
Boston Properties, Inc. REIT	192,865	13,759
BRE Properties, Inc. REIT	9,670	357
Brookfield Properties Corp.	635,632	8,924
Cabot Industrial Value Fund III, LP (a)(b)(c)(d)	1,876	938
Camden Property Trust REIT	150,583	6,151
Capital Senior Living Corp. (a)	68,580	341
Colony Financial, Inc. REIT	43,040	727
Cousins Properties, Inc. REIT	501,637	3,381
CreXus Investment Corp. REIT	58,750	730
DCT Industrial Trust, Inc. REIT	465,290	2,103
DiamondRock Hospitality Co. REIT (a)	1,296	11
Digital Realty Trust, Inc. REIT	42,720	2,464
Douglas Emmett, Inc. REIT	55,580	790
Duke Realty Corp. REIT	90,210	1,024
Equity Lifestyle Properties, Inc. REIT	116,291	5,609
Equity Residential REIT	637,063	26,527
Essex Property Trust, Inc. REIT	3,130	305
Exeter Industrial Value Fund, LP (a)(b)(c)(d)	1,300,000	975
Federal Realty Investment Trust REIT	66,134	4,647
Forest City Enterprises, Inc., Class A (a)	466,385	5,280
HCP, Inc. REIT	335,066	10,806
Healthcare Realty Trust, Inc. REIT	253,557	5,571
Host Hotels & Resorts, Inc. REIT	875,639	11,804
HRPT Properties Trust REIT	86,240	536
Hudson Pacific Properties, Inc. REIT (a)	85,080	1,468
Keystone Industrial Fund II, LP (a)(b)(c)(d)	18,750	19
Kilroy Realty Corp. REIT	34,730	1,033
Kite Realty Group Trust REIT	73,920	309
Lexington Realty Trust REIT	21,370	129
Liberty Property Trust REIT	99,954	2,884
LTC Properties, Inc. REIT	21,230	515
Macerich Co. (The) REIT	87,060	3,249
Mack-Cali Realty Corp. REIT	176,728	5,254
Morgans Hotel Group Co. (a)	50,200	309
Nationwide Health Properties, Inc. REIT	25,300	905
Parkway Properties Inc. REIT	11,472	167
Pebblebrook Hotel Trust REIT (a)	3,200	60
Post Properties, Inc. REIT	93,351	2,122
ProLogis REIT	37,680	382
PS Business Parks, Inc. REIT	40,123	2,238
Public Storage REIT	166,765	14,660
Regency Centers Corp. REIT	345,451	11,884
Retail Opportunity Investments Corp.	247,913	2,392
Senior Housing Properties Trust REIT	342,882	6,895
Simon Property Group, Inc. REIT	363,344	29,340
Sovran Self Storage, Inc. REIT	16,189	557
Starwood Hotels & Resorts Worldwide, Inc.	275,095	11,397
Starwood Property Trust, Inc. REIT	109,690	1,859
Taubman Centers, Inc. REIT	33,275	1,252
Ventas, Inc. REIT	121,960	5,726
Vornado Realty Trust REIT	247,681	18,068
		259,554
Total Common Stocks (Cost $781,221)		696,196

	No. of Warrants
Warrants (0.0%)
France (0.0%)
Fonciere Des Regions, expires 12/31/2010 (a) (Cost $—)	17,158	10

	Shares
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (e) (Cost $14,256)	14,255,931	14,256
Total Investments (100.1%) (Cost $795,477) (f)		710,462
Liabilities in Excess of Other Assets (-0.1%)		(682)
Net Assets (100.0%)		$709,780

(a)                                 Non-income producing security.

(b)                                 At June 30, 2010, the Portfolio held approximately $1,932,000 of fair valued securities, representing 0.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

32	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

(c)                                  Restricted security valued at fair value and not registered under the Securities Act of 1933, Cabot Industrial Value Fund III, LP. was acquired between 12/08 - 2/10 and has a current cost basis of $938,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 12/09 and has a current cost basis of $1,300,000. Keystone Industrial Fund II, LP was acquired in 1/09 and has a current cost basis of $18,750. At June 30, 2010, these securities had an aggregate market value of $1,932,000 representing 0.27% of net assets.

(d)                                 Security has been deemed illiquid at June 30, 2010.

(e)                                  See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)                                   The approximate market value and percentage of total investments, $419,304,000 and 59.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

CVA                     Certificaten Van Aandelen

REIT                  Real Estate Investment Trust

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	9	$ 11	7/2/10	GBP	7	$ 11	$—	@
HKD	2,220	285	7/2/10	USD	285	285	—	@
SGD	808	577	7/1/10	USD	582	582	5
SGD	46	33	7/2/10	USD	33	33	—	@
USD	30	30	7/1/10	EUR	25	30	—	@
USD	339	339	7/2/10	JPY	29,997	339	—	@
		$1,275				$1,280	$ 5

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Diversified	$ 28,444	$ 255,830	$ —	$ 284,274
Health Care	34,984	—	—	34,984
Industrial	6,501	5,873	1,932	14,306
Industrial/Office	6,145	—	—	6,145
Lodging/Resorts	23,581	—	—	23,581
Office	32,615	54,255	—	86,870
Residential	54,302	30,612	—	84,914
Retail	67,389	65,855	—	133,244
Self Storage	15,218	4,487	—	19,705
Specialty	5,781	2,392	— †	8,173
Total Common Stocks	274,960	419,304	1,932	696,196
Warrants	—	10	—	10
Short-Term Investment
Investment Company	14,256	—	—	14,256
Foreign Currency Exchange Contracts	—	5	—	5
Total Assets	289,216	419,319	1,932	710,467
Liabilities:
Foreign Currency Exchange Contracts	—	— @	—	—	@
Total Liabilities	—	— @	—	—	@
Total	$289,216	$419,319	$1,932	$710,467

@	Value is less than $500
†	Includes a security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

The accompanying notes are an integral part of the financial statements.	33

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

Fair Value Measurement Information: (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common
	Stocks
	(000)
Balance as of 12/31/09	$1,591	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	65
Net purchases (sales)	276
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$1,932	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$65

† Includes a security which is valued at zero.

Portfolio Composition

Percentage of
Classification	Total Investments
Diversified	40.0%
Retail	18.8
Office	12.2
Residential	12.0
Other*	15.0
Short-Term Investment	2.0
Total Investments	100.0%

* Industries representing less than 5% of total investments.

34	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments

International Equity Portfolio

		Value
	Shares	(000)
Common Stocks (96.9%)
Australia (3.1%)
AMP Ltd.	9,574,789	$ 41,633
Orica Ltd.	306,250	6,447
OZ Minerals Ltd. (a)	22,523,299	18,005
Santos Ltd.	4,936,641	51,820
		117,905
Canada (0.9%)
Cenovus Energy, Inc.	797,338	20,522
EnCana Corp. (b)	500,473	15,157
		35,679
France (7.3%)
ArcelorMittal	836,469	22,247
EDF SA	1,285,578	48,855
France Telecom SA (b)	1,594,624	27,517
Legrand SA (b)	1,914,619	56,406
Societe Generale	789,600	32,120
Total SA	423,944	18,867
Vallourec SA (b)	425,690	72,683
		278,695
Germany (5.2%)
Bayer AG	1,830,425	102,129
E.ON AG	1,947,424	52,424
Esprit Holdings Ltd.	3,699,543	19,951
RWE AG	403,346	26,290
		200,794
Ireland (1.6%)
CRH PLC	3,018,828	63,186
Italy (1.1%)
ENI S.p.A.	2,323,840	42,659
Japan (24.8%)
Asatsu-DK, Inc. (b)	683,085	17,384
Astellas Pharma, Inc. (b)	1,174,900	39,292
Chiba Bank Ltd. (The)	2,507,000	15,104
Hoya Corp.	2,280,900	48,432
Inpex Corp.	3,271	18,180
Kao Corp.	1,740,300	40,911
Keyence Corp. (b)	368,210	84,703
Mitsubishi Corp.	3,065,800	63,885
Mitsubishi Electric Corp.	5,808,000	45,238
Mitsubishi Estate Co., Ltd.	2,449,000	34,002
Mitsui OSK Lines Ltd. (b)	4,777,391	31,528
MS&AD Insurance Group Holdings	2,729,900	58,275
NGK Spark Plug Co., Ltd. (b)	3,830,000	47,469
Nitto Denko Corp.	1,170,100	38,176
NTT DoCoMo, Inc.	25,220	38,138
Rohm Co., Ltd. (b)	537,000	32,073
Sekisui House Ltd.	4,076,000	34,944
Sumitomo Chemical Co., Ltd.	7,294,000	28,162
Sumitomo Mitsui Financial Group, Inc.	1,317,732	37,201
Sumitomo Trust & Banking Co., Ltd. (The)	7,378,000	37,532
T&D Holdings, Inc.	2,548,550	54,397
Taiyo Nippon Sanso Corp.	2,083,000	16,524
TDK Corp.	427,600	23,455
Tokyo Electron Ltd.	824,100	44,504
Toyota Motor Corp.	610,400	20,991
		950,500
Netherlands (3.9%)
Akzo Nobel N.V.	723,293	37,415
Unilever N.V.	4,128,153	112,555
		149,970
Spain (2.3%)
Banco Santander SA	5,828,023	61,241
Telefonica SA	1,477,970	27,293
		88,534
Switzerland (10.3%)
Holcim Ltd. (Registered)	951,769	63,709
Nestle SA (Registered)	3,057,372	147,518
Novartis AG (Registered)	2,033,432	98,655
Roche Holding AG (Genusschein)	627,361	86,151
		396,033
United Kingdom (34.6%)
Admiral Group PLC	1,340,134	28,020
Barclays PLC	13,398,139	53,117
BG Group PLC	3,871,066	57,304
BHP Billiton PLC	2,119,359	54,842
BP PLC	8,462,935	40,645
British American Tobacco PLC	4,447,884	140,841
Bunzl PLC	4,176,398	41,649
Hays PLC	32,791,407	44,490
HSBC Holdings PLC	8,441,958	77,016
Imperial Tobacco Group PLC	5,350,330	149,180
Legal & General Group PLC	16,611,012	19,327
National Grid PLC	4,746,015	34,961
Prudential PLC	9,315,147	69,818
Reckitt Benckiser Group PLC	2,564,178	118,610
Reed Elsevier PLC	10,754,691	79,395
Scottish & Southern Energy PLC	3,722,325	61,708
Smiths Group PLC	4,525,198	71,620
Travis Perkins PLC (a)	1,874,995	20,399
Vodafone Group PLC	38,327,740	79,424
WM Morrison Supermarkets PLC	12,892,814	50,828
Wolseley PLC (a)	1,835,136	35,878
		1,329,072
United States (1.8%)
Dr. Pepper Snapple Group, Inc. (b)	1,798,394	67,242
Total Common Stocks (Cost $4,042,592)		3,720,269
Short-Term Investments (4.8%)
Securities Held as Collateral on Loaned Securities (2.1%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	65,357,133	65,357

The accompanying notes are an integral part of the financial statements.	35

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreement (0.4%)
Bank of America Securities, LLC (0.05%, dated 06/30/10, due 07/01/10; proceeds $13,965,000; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Government National Mortgage Association; 5.00% due 05/20/40; valued at $14,245,000))	$13,965	$ 13,965
Total Securities Held as Collateral on Loaned Securities (Cost $79,322)		79,322

	Shares
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c) (cost $106,117)	106,117,080	106,117
Total Short-Term Investments (Cost $185,439)		185,439
Total Investments (101.7%) (Cost $4,228,031) Including $75,411 of Securities Loaned (d)		3,905,708
Liabilities in Excess of Other Assets (-1.7%)		(66,636)
Net Assets (100.0%)		$3,839,072

(a)	Non-income producing security.
(b)	All or a portion of security on loan at June 30, 2010.
(c)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(d)

The approximate market value and percentage of total investments, $3,631,313 and 93.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
JPY	25,462	$ 288	7/1/10	USD	287	$ 287	$ (1)
USD	439	439	7/1/10	GBP	291	435	(4)
USD	3,577	3,577	7/2/10	GBP	2,381	3,558	(19)
		$4,304				$4,280	$(24)

GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets
Common Stocks
Auto Components	$ —	$ 47,469	$—	$ 47,469
Automobiles	—	20,991	—	20,991
Beverages	67,242	—	—	67,242
Chemicals	—	126,725	—	126,725
Commercial Banks	—	313,330	—	313,330
Construction Materials	—	126,895	—	126,895
Diversified Telecommunication Services	—	54,810	—	54,810
Electric Utilities	—	162,987	—	162,987
Electrical Equipment	—	101,644	—	101,644
Electronic Equipment, Instruments & Components	—	156,590	—	156,590
Food & Staples Retailing	—	50,828	—	50,828
Food Products	—	260,073	—	260,073
Household Durables	—	34,944	—	34,944
Household Products	—	118,610	—	118,610
Industrial Conglomerates	—	71,620	—	71,620
Insurance	—	271,471	—	271,471
Machinery	—	72,683	—	72,683
Marine	—	31,528	—	31,528
Media	—	96,779	—	96,779
Metals & Mining	—	95,094	—	95,094
Multi-Utilities	—	61,252	—	61,252
Oil, Gas & Consumable Fuels	35,679	229,475	—	265,154
Personal Products	—	40,911	—	40,911
Pharmaceuticals	—	326,227	—	326,227
Professional Services	—	44,490	—	44,490
Real Estate Management and Development	—	34,002	—	34,002
Semiconductors & Semiconductor Equipment	—	76,577	—	76,577
Specialty Retail	—	19,951	—	19,951
Tobacco	—	290,021	—	290,021
Trading Companies & Distributors	—	161,809	—	161,809
Wireless Telecommunication Services	—	117,562	—	117,562
Total Common Stocks	102,921	3,617,348	—	3,720,269

36	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Short-Term Investments
Investment Company	$171,474	$ —	$—	$ 171,474
Repurchase Agreement	—	13,965	—	13,965
Total Short-Term Investments	171,474	13,965	—	185,439
Total Assets	274,395	3,631,313	—	3,905,708
Liabilities:
Foreign Currency Exchange Contracts:	—	24	—	24
Total Liabilities	—	24	—	24
Total	$274,395	$3,631,289	$—	$3,905,684

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

Portfolio Composition*

Classification	Percentage of Total Investments
Pharmaceuticals	8.5%
Commercial Banks	8.2
Tobacco	7.6
Insurance	7.1
Oil, Gas & Consumable Fuels	6.9
Food Products	6.8
Other**	52.1
Short-Term Investments	2.8
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities Held as Collateral on Loaned Securities) as of June 30, 2010.

**     Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	37

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments

International Opportunity Portfolio

		Value
	Shares	(000)
Common Stocks (90.8%)
Australia (0.9%)
Prime Infrastructure Group	16,699	$46
Belgium (1.5%)
Anheuser-Busch InBev N.V.	1,649	79
Brazil (8.6%)
BM&F Bovespa SA	16,970	109
Brookfield Incorporacoes SA	57,153	246
Cielo SA	6,102	51
Redecard SA	3,146	45
		451
Canada (3.3%)
Brookfield Asset Management, Inc., Class A	7,682	174
Cayman Islands (3.6%)
Greenlight Capital Re Ltd., Class A (a)	7,419	187
China (26.7%)
Baidu, Inc. ADR (a)	2,800	191
China Merchants Holdings International Co., Ltd.	60,000	199
Ctrip.com International Ltd. ADR (a)	2,058	77
Hengan International Group Co., Ltd.	11,000	89
Home Inns & Hotels Management, Inc. ADR (a)	2,510	98
Mindray Medical International Ltd. ADR	4,561	143
New Oriental Education & Technology Group, Inc. ADR (a)	2,575	240
Parkson Retail Group Ltd.	47,500	80
Tencent Holdings Ltd.	5,500	91
Tingyi Cayman Islands Holding Corp.	36,000	87
Wynn Macau Ltd. (a)	58,400	96
		1,391
Denmark (3.5%)
DSV A/S	12,620	181
Germany (1.9%)
BASF SE	1,811	99
Hong Kong (4.1%)
Li & Fung Ltd.	12,000	54
Minth Group Ltd.	134,000	158
		212
Israel (2.6%)
Teva Pharmaceutical Industries Ltd. ADR	2,633	137
Japan (6.6%)
Nintendo Co., Ltd.	100	29
Universal Entertainment Corp. (a)	17,300	313
		342
Korea, Republic of (1.4%)
MegaStudy Co., Ltd.	558	74
Mexico (3.0%)
America Movil S.A.B. de C.V., Class L ADR	1,647	78
Cemex S.A.B. de C.V. ADR (a)	8,369	81
		159
Singapore (1.1%)
Mandarin Oriental International Ltd.	40,000	56
Switzerland (12.6%)
Kuehne + Nagel International AG (Registered)	1,404	144
Nestle SA (Registered)	2,196	106
Panalpina Welttransport Holding AG (Registered) (a)	1,726	135
Roche Holding AG	846	123
Schindler Holding AG	961	81
Syngenta AG (Registered)	305	70
		659
Taiwan, Province of China (1.5%)
Taiwan Semiconductor Manufacturing Co., Ltd.	42,000	79
United Kingdom (6.5%)
British American Tobacco PLC ADR	2,436	154
Diageo PLC ADR	2,907	183
		337
United States (1.4%)
Research In Motion Ltd. (a)	1,490	73
Total Common Stocks (Cost $5,054)		4,736

	Face
	Amount
	(000)
Corporate Bonds (2.6%)
Switzerland
UBS AG Zero Coupon, 2/25/13 (Cost $164)	$710	133

	Shares
Short-Term Investment (6.5%)
Investment Company (6.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $338)	338,594	338
Total Investments (99.9%) (Cost $5,556) (c)		5,207
Other Assets in Excess of Liabilities (0.1%)		8
Net Assets (100.0%)		$5,215

(a)	Non-income producing security
(b)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(c)

The approximate market value and percentage of total investments, $2,469,000 and 47.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

ADR	American Depositary Receipt

38	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

International Opportunity Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Common Stocks
Air Freight & Logistics	$ —	$ 135	$—	$ 135
Auto Components	—	158	—	158
Beverages	183	79	—	262
Chemicals	—	169	—	169
Communications Equipment	73	—	—	73
Construction Materials	81	—	—	81
Distributors	—	54	—	54
Diversified Consumer Services	240	74	—	314
Diversified Financial Services	109	—	—	109
Electric Utilities	—	46	—	46
Food Products	—	193	—	193
Health Care Equipment & Supplies	143	—	—	143
Hotels, Restaurants & Leisure	175	152	—	327
Household Durables	246	—	—	246
Information Technology Services	96	—	—	96
Insurance	187	—	—	187
Internet Software & Services	191	91	—	282
Leisure Equipment & Products	—	313	—	313
Machinery	—	81	—	81
Marine	—	144	—	144
Multiline Retail	—	80	—	80
Personal Products	—	89	—	89
Pharmaceuticals	137	123	—	260
Real Estate Management and Development	174	—	—	174
Road & Rail	—	181	—	181
Semiconductors & Semiconductor Equipment	—	79	—	79
Software	—	29	—	29
Tobacco	154	—	—	154
Transportation Infrastructure	—	199	—	199
Wireless Telecommunication Services	78	—	—	78
Total Common Stocks	2,267	2,469	—	4,736
Corporate Bond	—	133	—	133
Short-Term Investment
Investment Company	338	—	—	338
Total	$2,605	$2,602	$—	$5,207

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

Portfolio Composition

Percentage of
Classification	Total Investments
Hotels, Restaurants & Leisure	6.3%
Diversified Consumer Services	6.0
Leisure Equipment & Products	6.0
Internet Software & Services	5.4
Beverages	5.0
Pharmaceuticals	5.0
Other*	59.8
Short-Term Investment	6.5
Total Investments	100.0%

* Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	39

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments

International Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (98.5%)
Australia (5.1%)
CFS Retail Property Trust REIT	900,597	$ 1,427
Commonwealth Property Office Fund REIT	1,099,954	855
Dexus Property Group REIT	171,189	110
GPT Group REIT	835,835	1,962
Mirvac Group REIT	304,220	333
Stockland REIT	1,090,599	3,389
Westfield Group REIT	1,068,349	10,874
		18,950
Austria (0.4%)
Conwert Immobilien Invest SE	153,273	1,602
Belgium (0.4%)
Befimmo SCA Sicafi REIT	22,543	1,542
Finland (0.6%)
Citycon Oyj	306,944	905
Sponda Oyj	432,012	1,299
		2,204
France (21.4%)
Fonciere Des Regions REIT	44,397	3,671
Gecina SA REIT	25,988	2,322
ICADE REIT	129,933	10,961
Klepierre REIT	369,970	10,157
Mercialys SA REIT	159,352	4,520
Societe de la Tour Eiffel REIT	11,540	694
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	28,348	2,798
Unibail-Rodamco SE REIT	274,275	44,515
		79,638
Germany (1.5%)
Alstria Office AG REIT	267,511	2,551
Deutsche Euroshop AG	108,309	2,942
		5,493
Hong Kong (12.9%)
Agile Property Holdings Ltd.	714,000	729
China Overseas Land & Investment Ltd.	2,726,240	5,078
China Resources Land Ltd.	1,671,000	3,137
Guangzhou R&F Properties Co., Ltd., Class H	1,220,400	1,543
Hang Lung Properties Ltd.	960,000	3,682
Henderson Land Development Co., Ltd.	337,276	1,965
Hongkong Land Holdings Ltd.	1,427,000	7,055
Hysan Development Co., Ltd.	512,974	1,442
Kerry Properties Ltd.	921,771	3,956
Poly Hong Kong Investments Ltd.	832,000	816
Shimao Property Holdings Ltd.	518,500	805
Sun Hung Kai Properties Ltd.	1,089,174	14,809
Wharf Holdings Ltd.	649,000	3,142
		48,159
Italy (1.6%)
Beni Stabili S.p.A.	7,795,068	5,892
Beni Stabili S.p.A. (a)	266,382	202
		6,094
Japan (6.6%)
Japan Real Estate Investment Corp. REIT	192	1,566
Mitsubishi Estate Co., Ltd.	617,000	8,566
Mitsui Fudosan Co., Ltd.	512,000	7,158
Nippon Building Fund, Inc. REIT	232	1,834
NTT Urban Development Corp.	211	167
Sumitomo Realty & Development Co., Ltd.	303,000	5,168
		24,459
Malta (0.0%)
BGP Holdings PLC (a)(b)	4,769,371	—
Netherlands (5.8%)
Corio N.V. REIT	225,994	10,978
Eurocommercial Properties N.V. CVA REIT	195,501	6,244
ProLogis European Properties (a)	336,315	1,690
Vastned Retail N.V. REIT	12,885	648
Wereldhave N.V. REIT	26,400	1,960
		21,520
Singapore (2.6%)
CapitaCommercial Trust REIT	935,000	809
CapitaLand Ltd.	1,501,000	3,827
CapitaMall Trust REIT	694,000	903
City Developments Ltd.	167,000	1,316
Keppel Land Ltd.	701,247	1,929
Suntec REIT	451,000	424
Wing Tai Holdings Ltd.	281,000	314
		9,522
Sweden (2.5%)
Castellum AB	204,354	1,854
Hufvudstaden AB, Class A	986,661	7,526
		9,380
Switzerland (4.1%)
PSP Swiss Property AG (Registered) (a)	229,001	13,691
Swiss Prime Site AG (Registered) (a)	26,513	1,604
		15,295
United Kingdom (33.0%)
Big Yellow Group PLC REIT	1,345,113	5,876
British Land Co. PLC REIT	2,412,847	15,424
Capital & Counties Properties PLC (a)	1,174,298	1,904
Capital & Regional PLC (a)	5,524,738	2,421
Capital Shopping Centres Group REIT	1,174,299	5,417
Derwent London PLC REIT	300,268	5,578
Development Securities PLC	539,810	2,008
Grainger PLC	3,523,124	6,148
Great Portland Estates PLC REIT	729,817	3,120

40	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

International Real Estate Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
Hammerson PLC REIT	3,006,326	$ 15,188
Land Securities Group PLC REIT	2,075,434	17,024
LXB Retail Properties PLC (a)	2,156,260	2,916
Metric Property Investments PLC REIT (a)	1,337,100	2,126
Minerva PLC (a)	1,643,133	2,659
Quintain Estates & Development PLC (a)	6,184,826	3,920
Safestore Holdings PLC	3,013,036	5,127
Segro PLC REIT	3,208,585	12,086
Shaftesbury PLC REIT	557,101	2,978
ST Modwen Properties PLC (a)	1,662,463	4,572
Unite Group PLC (a)	2,330,642	6,028
		122,520
Total Common Stocks (Cost $727,414)		366,378

	No. of
	Warrants
Warrants (0.0%)
France (0.0%)
Fonciere Des Regions, expires 12/31/10 (a) (Cost $—)	53,839	31

	Shares
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c) (Cost $4,010)	4,009,811	4,010
Total Investments (99.6%) (Cost $731,424) (d)		370,419
Other Assets in Excess of Liabilities (0.4%)		1,303
Net Assets (100.0%)		$371,722

(a)	Non-income producing security
(b)

At June 30, 2010, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(d)

The approximate market value and percentage of total investments, $361,356,000 and 97.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
HKD	1,226	$158	7/2/10	USD	158	$158	$—	@
SGD	418	299	7/1/10	USD	301	301	2
SGD	22	16	7/2/10	USD	16	16	—	@
USD	312	312	7/2/10	EUR	254	311	(1)
USD	107	107	7/2/10	JPY	9,473	107	—	@
		$892				$893	$ 1

EUR	—	Euro
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
USD	—	United States Dollar
@		Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-11 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$ 202	$180,433	$—		$ 180,635
Retail	4,820	76,757	—		81,577
Office	—	56,588	—		56,588
Self Storage	—	11,002	—		11,002
Specialty	—	6,029	—	†	6,029
Residential	—	16,771	—		16,771
Industrial	—	13,776	—		13,776
Total Common Stocks	5,022	361,356	—	†	366,378
Warrants	—	31	—		31
Short-Term Investment
Investment Company	4,010	—	—		4,010
Foreign Currency Exchange Contracts	—	2	—		2
Total Assets	9,032	361,389	—	†	370,421
Liabilities:
Foreign Currency Exchange Contracts	—	1	—		1
Total Liabilities	—	1	—		1
Total	$9,032	$361,388	$—	†	$370,420

The accompanying notes are an integral part of the financial statements.	41

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

International Real Estate Portfolio

Fair Value Measurement Information: (cont’d)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
(000)
Balance as of 12/31/09	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$—

† Includes a security which is valued at zero.

Portfolio Composition

Percentage of
Classification	Total Investments
Diversified	48.8%
Retail	22.0
Office	15.3
Other*	12.8
Short-Term Investment	1.1
Total Investments	100.0%

* Industries representing less than 5% of total investments.

42	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments

International Small Cap Portfolio

		Value
	Shares	(000)
Common Stocks (97.9%)
Australia (4.0%)
BlueScope Steel Ltd. (a)	2,497,402	$ 4,351
Iluka Resources Ltd. (a)	1,356,946	5,256
Infomedia Ltd.	7,402,457	1,711
Pacific Brands Ltd. (a)	4,626,558	3,409
		14,727
Austria (0.7%)
Atrium European Real Estate Ltd.	600,635	2,579
Denmark (2.5%)
Jyske Bank A/S (Registered) (a)	112,959	3,282
NKT Holding A/S	48,869	2,176
Sydbank A/S (a)	189,736	3,840
		9,298
Finland (0.5%)
Rautaruukki Oyj	115,380	1,682
France (1.3%)
Euler Hermes SA (a)	30,813	1,930
Sa des Ciments Vicat	42,067	2,821
		4,751
Germany (6.8%)
Demag Cranes AG (a)	119,336	3,633
GEA Group AG	107,768	2,141
Gerresheimer AG (a)	89,778	2,858
Kontron AG	273,896	2,441
Leoni AG (a)	178,029	3,745
Praktiker Bau- und Heimwerkermaerkte Holding AG	488,492	3,311
Rheinmetall AG	53,382	3,062
SCS Standard Computersysteme AG (a)(b)	21,289	—
Tognum AG	195,734	3,639
		24,830
Greece (0.4%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	264,884	1,396
Hong Kong (5.3%)
AMVIG Holdings Ltd.	4,859,000	2,544
Chen Hsong Holdings	1,176,000	449
China High Precision Automation Group Ltd. (a)	6,880,000	3,959
Dah Sing Financial Holdings Ltd. (a)	414,800	2,352
Ju Teng International Holdings Ltd.	2,631,000	1,613
Midland Holdings Ltd.	6,410,000	5,256
Shenzhou International Group Holdings Ltd.	878,000	1,000
Techtronic Industries Co.	2,931,000	2,289
		19,462
Ireland (2.9%)
FBD Holdings PLC	424,379	3,445
Glanbia PLC	798,543	2,939
Kerry Group PLC, Class A	63,949	1,771
United Drug PLC	833,544	2,320
		10,475
Italy (4.2%)
Brembo S.p.A.	537,337	3,296
Buzzi Unicem S.p.A.	423,034	4,242
Davide Campari-Milano S.p.A.	425,906	2,089
Interpump Group S.p.A. (a)	605,853	3,012
Maire Tecnimont S.p.A.	883,425	2,811
		15,450
Japan (36.2%)
Alpha Systems, Inc.	132,200	2,502
Axell Corp.	58,300	1,935
Chuo Mitsui Trust Holdings, Inc.	2,324,000	8,184
Daibiru Corp.	688,100	5,185
Dainippon Screen Manufacturing Co., Ltd. (a)	796,000	3,612
Fuji Machine Manufacturing Co., Ltd.	554,800	10,068
Fuyo General Lease Co., Ltd.	249,900	5,717
Harmonic Drive Systems, Inc.	608	2,968
Jaccs Co., Ltd.	3,903,000	6,403
Japan Securities Finance Co., Ltd.	880,892	4,942
Leopalace21 Corp. (a)	891,700	2,791
Maeda Corp.	654,000	1,697
Miraial Co., Ltd.	303,500	8,398
Mitsubishi Materials Corp. (a)	696,000	1,858
Mori Seiki Co., Ltd.	282,700	2,836
Nihon Micro Coating Co., Ltd. (a)	396,000	585
Ohara, Inc.	265,000	4,198
Okinawa Cellular Telephone Co.	965	1,897
Osaki Engineering Co., Ltd.	1,472	1,253
Sawada Holdings Co., Ltd. (a)	599,200	2,188
Shinkawa Ltd.	256,700	3,610
Sumitomo Osaka Cement Co., Ltd.	3,222,970	6,144
Sun Frontier Fudousan Co., Ltd. (a)	11,345	1,374
Taiheiyo Cement Corp. (a)	5,261,000	6,640
THK Co., Ltd.	99,200	2,051
TOC Co., Ltd.	1,569,900	6,235
Toei Animation Co., Ltd.	296,800	4,676
Tokyo Tomin Bank Ltd. (The)	528,781	6,018
Tsutsumi Jewelry Co., Ltd.	39,800	842
Union Tool Co.	141,400	3,595
Vantec Corp.	3,841	4,903
Yachiyo Bank Ltd. (The)	329,400	6,670
		131,975
Netherlands (2.0%)
Dockwise Ltd. (a)	115,914	2,790
Draka Holding N.V. (a)	337,894	4,671
		7,461
New Zealand (0.5%)
Fisher & Paykel Healthcare Corp. Ltd.	807,932	1,720
Norway (4.5%)
Acergy SA	226,058	3,354
Fred Olsen Energy ASA	93,500	2,395
Pronova BioPharma A/S (a)	1,636,888	3,233

The accompanying notes are an integral part of the financial statements.	43

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

International Small Cap Portfolio

		Value
	Shares	(000)
Norway (cont’d)
ProSafe SE	1,015,986	$ 4,045
Schibsted ASA	180,915	3,421
		16,448
Spain (2.7%)
Antena 3 de Television SA	692,141	3,913
Grifols SA	307,401	3,139
Miquel y Costas & Miquel SA	38,325	719
Viscofan SA	72,631	1,962
		9,733
Sweden (1.0%)
Husqvarna AB, Class B	283,278	1,705
Trelleborg AB, Class B	309,016	1,824
		3,529
Switzerland (4.0%)
Bobst Group AG (Registered) (a)	56,392	1,932
Bucher Industries AG (Registered)	25,716	2,738
Georg Fischer AG (Registered) (a)	6,166	2,010
Kuoni Reisen Holding AG (Registered)	20,216	5,648
Valora Holding AG (Registered)	9,057	2,161
		14,489
United Kingdom (17.6%)
Bodycote PLC	1,004,258	2,929
Britvic PLC	344,889	2,438
Bunzl PLC	291,082	2,903
Chemring Group PLC	65,010	2,853
Computacenter PLC	202,727	859
CVS Group PLC (a)	1,251,045	1,902
Dignity PLC	331,421	3,194
Greggs PLC	420,183	2,874
Hiscox Ltd.	397,914	2,027
Home Retail Group PLC	553,561	1,751
Keller Group PLC	285,994	2,237
Kesa Electricals PLC	2,790,343	5,025
Luminar Group Holdings PLC (a)	3,432,466	642
Melrose PLC	774,296	2,413
Premier Foods PLC (a)	20,660,039	5,875
Rexam PLC	410,025	1,840
Savills PLC	549,328	2,249
SIG PLC (a)	2,878,520	4,321
Smurfit Kappa Group PLC (a)	599,899	4,861
Tate & Lyle PLC	600,545	3,990
Wincanton PLC	1,591,706	5,639
Wolseley PLC (a)	77,814	1,521
		64,343
United States (0.8%)
Informa PLC	530,949	2,794
Total Common Stocks (Cost $407,490)		357,142

	No. of
	Warrants
Warrants (0.0%)
Italy (0.0%)
Interpump Group S.p.A., expires 10/31/2012 (a) (Cost $—)	178,840	79

	Shares
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c) (Cost $4,165)	4,165,395	4,165
Total Investments (99.1%) (Cost $411,655) (d)		361,386
Other Assets in Excess of Liabilities (0.9%)		3,279
Net Assets (100.0%)		$364,665

(a)	Non-income producing security.
(b)

At June 30, 2010, the Portfolio held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(d)

The approximate market value and percentage of total investments, $ 357,142,000 and 98.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	53	$ 64	7/1/10	USD	64	$ 64	$ — @
GBP	79	117	7/1/10	USD	118	118	1
JPY	87,647	992	7/1/10	USD	988	988	(4)
JPY	137,364	1,553	7/2/10	USD	1,547	1,547	(6)
JPY	3,505,000	39,646	7/7/10	USD	38,551	38,551	(1,095)
USD	32	32	7/2/10	HKD	247	32	— @
USD	415	415	7/2/10	GBP	276	413	(2)
		$42,819				$41,713	$(1,106)

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar
@		Value is less than $500.

44	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

International Small Cap Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Aerospace & Defense	$ —	$ 2,853	$—	$ 2,853
Air Freight & Logistics	—	10,542	—	10,542
Auto Components	—	7,041	—	7,041
Beverages	—	4,527	—	4,527
Biotechnology	—	3,139	—	3,139
Capital Markets	—	2,188	—	2,188
Chemicals	—	4,783	—	4,783
Commercial Banks	—	30,346	—	30,346
Construction & Engineering	—	6,744	—	6,744
Construction Materials	—	19,846	—	19,846
Consumer Finance	—	6,403	—	6,403
Containers & Packaging	—	9,245	—	9,245
Distributors	—	3,409	—	3,409
Diversified Consumer Services	—	3,194	—	3,194
Diversified Financial Services	—	12,055	—	12,055
Electrical Equipment	—	8,310	—	8,310
Electronic Equipment, Instruments & Components	—	5,572	—	5,572
Energy Equipment & Services	—	12,584	—	12,584
Food Products	—	19,412	—	19,412
Health Care Equipment & Supplies	—	1,720	—	1,720
Health Care Providers & Services	—	4,222	—	4,222
Hotels, Restaurants & Leisure	—	6,290	—	6,290
Household Durables	—	3,994	—	3,994
Industrial Conglomerates	—	3,061	—	3,061
Information Technology Services	—	860	— †	860	†
Insurance	—	7,402	—	7,402
Internet & Catalog Retail	—	1,751	—	1,751
Life Sciences Tools & Services	—	2,858	—	2,858
Machinery	—	46,775	—	46,775
Media	—	14,805	—	14,805
Metals & Mining	—	13,147	—	13,147
Paper & Forest Products	—	719	—	719
Pharmaceuticals	—	3,233	—	3,233
Real Estate Management & Development	—	25,668	—	25,668
Semiconductors & Semiconductor Equipment	—	21,249	—	21,249
Software	—	4,214	—	4,214
Specialty Retail	—	11,339	—	11,339
Textiles, Apparel & Luxury Goods	—	1,000	—	1,000
Trading Companies & Distributors Wireless	—	8,745	—	8,745
Telecommunication Services	—	1,897	—	1,897
Total Common Stocks	—	357,142	— †	357,142
Warrants	—	79	—	79
Short-Term Investment
Investment Company	4,165	—	—	4,165
Foreign Currency Exchange Contracts	—	1	—	1
Total Assets	4,165	357,222	— †	361,387
Liabilities:
Foreign Currency Exchange Contracts	—	1,107	—	1,107
Total Liabilities	—	1,107	—	1,107
Total	$4,165	$356,115	$— †	$360,280

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stocks
(000)
Balance as of 12/31/09	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$—

† Includes a security which is valued at zero.

The accompanying notes are an integral part of the financial statements.	45

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

International Small Cap Portfolio

Portfolio Composition

Percentage of
Classification	Total Investments
Machinery	12.9%
Commercial Banks	8.4
Real Estate Management and Development	7.1
Semiconductors & Semiconductor Equipment	5.9
Construction Materials	5.5
Food Products	5.4
Other*	53.6
Short-Term Investment	1.2
Total Investments	100.0%

* Industries representing less than 5% of total investments.

46	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments

Capital Growth Portfolio

		Value
	Shares	(000)
Common Stocks (95.8%)
Air Transport (1.8%)
Expeditors International of Washington, Inc.	347,802	$ 12,003
Alternative Energy (5.1%)
Better Place LLC (a)(b)(c)	1,451,604	4,355
Range Resources Corp.	175,633	7,051
Ultra Petroleum Corp. (c)	518,411	22,940
		34,346
Biotechnology (2.5%)
Illumina, Inc. (c)	387,443	16,865
Casinos & Gambling (5.5%)
Las Vegas Sands Corp. (c)	769,894	17,045
Wynn Resorts Ltd.	258,210	19,694
		36,739
Cement (2.0%)
Cemex S.A.B. de C.V. ADR (c)	556,234	5,379
Martin Marietta Materials, Inc.	94,545	8,018
		13,397
Chemicals: Diversified (2.4%)
Monsanto Co.	349,399	16,149
Commercial Finance & Mortgage Companies (1.9%)
BM&F Bovespa SA	2,022,011	12,995
Commercial Services (5.7%)
Corporate Executive Board Co. (The)	171,370	4,502
eBay, Inc. (c)	646,508	12,678
Leucadia National Corp. (c)	590,359	11,518
SGS SA (Registered)	7,009	9,437
		38,135
Communications Technology (4.1%)
America Movil S.A.B. de C.V., Class L ADR	216,231	10,271
Cisco Systems, Inc. (c)	386,306	8,232
Research In Motion Ltd. (c)	184,100	9,069
		27,572
Computer Services Software & Systems (18.5%)
Adobe Systems, Inc. (c)	264,706	6,996
Baidu, Inc. ADR (c)	291,759	19,863
Google, Inc., Class A (c)	80,120	35,649
Salesforce.com, Inc. (c)	198,999	17,078
Tencent Holdings Ltd.	1,179,700	19,454
Teradata Corp. (c)	570,888	17,401
VMware, Inc., Class A (c)	123,638	7,738
		124,179
Computer Technology (7.3%)
Apple, Inc. (c)	194,406	48,899
Consumer Lending (11.2%)
American Express Co.	353,293	14,026
Berkshire Hathaway, Inc., Class B (c)	177,478	14,143
CME Group, Inc.	36,581	10,299
Redecard SA	898,598	12,695
Visa, Inc., Class A	340,643	24,101
		75,264
Diversified Retail (6.6%)
Amazon.com, Inc. (c)	360,566	39,396
Sears Holdings Corp. (c)	75,783	4,899
		44,295
Health Care: Miscellaneous (1.6%)
Alcon, Inc.	73,376	10,874
Hotel/Motel (1.4%)
Accor SA (c)	205,914	9,456
Insurance: Multi-Line (1.3%)
Loews Corp.	269,995	8,994
Medical Equipment (1.5%)
Intuitive Surgical, Inc. (c)	31,935	10,079
Pharmaceuticals (4.5%)
Allergan, Inc.	140,142	8,164
Gen-Probe, Inc. (c)	84,649	3,845
Mead Johnson Nutrition Co.	362,624	18,175
		30,184
Real Estate Investment Trusts (REIT) (3.5%)
Brookfield Asset Management, Inc., Class A	1,041,956	23,569
Restaurants (1.7%)
Starbucks Corp.	462,343	11,235
Securities Brokerage & Services (1.1%)
Charles Schwab Corp. (The)	530,506	7,523
Semiconductors & Components (0.4%)
First Solar, Inc. (c)	27,383	3,117
Shipping (1.3%)
C.H. Robinson Worldwide, Inc.	154,800	8,616
Wholesale & International Trade (2.9%)
Li & Fung Ltd.	4,337,601	19,417
Total Common Stocks (Cost $594,365)		643,902
Short-Term Investment (4.4%)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $29,923)	29,923,334	29,923
Total Investments (100.2%) (Cost $624,288) (e)		673,825
Liabilities in Excess of Other Assets (-0.2%)		(1,439)
Net Assets (100.0%)		$672,386

(a)	Security has been deemed illiquid at June 30, 2010.
(b)

At June 30, 2010, the Portfolio held approximately $4,355,000 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	Non-income producing security.
(d)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

The accompanying notes are an integral part of the financial statements.	47

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Capital Growth Portfolio

(e)

The approximate market value and percentage of total investments, $57,764,000 and 8.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-11 to the financial statements for further information regarding fair value measurements.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Common Stocks
Air Transport	$ 12,003	$ —	$ —	$ 12,003
Alternative Energy	29,991	—	4,355	34,346
Biotechnology	16,865	—	—	16,865
Casinos & Gambling	36,739	—	—	36,739
Cement	13,397	—	—	13,397
Chemicals: Diversified	16,149	—	—	16,149
Commercial Finance & Mortgage Companies	12,995	—	—	12,995
Commercial Services	28,698	9,437	—	38,135
Communications Technology	27,572	—	—	27,572
Computer Services Software & Systems	104,725	19,454	—	124,179
Computer Technology	48,899	—	—	48,899
Consumer Lending	75,264	—	—	75,264
Diversified Retail	44,295	—	—	44,295
Health Care: Miscellaneous	10,874	—	—	10,874
Hotel/Motel	—	9,456	—	9,456
Insurance: Multi-Line	8,994	—	—	8,994
Medical Equipment	10,079	—	—	10,079
Pharmaceuticals	30,184	—	—	30,184
Real Estate Investment Trusts (REIT)	23,569	—	—	23,569
Restaurants	11,235	—	—	11,235
Securities Brokerage & Services	7,523	—	—	7,523
Semiconductors & Components	3,117	—	—	3,117
Shipping	8,616	—	—	8,616
Wholesale & International Trade	—	19,417	—	19,417
Total Common Stocks	581,783	57,764	4,355	643,902
Short-Term Investment
Investment Company	29,923	—	—	29,923
Total	$611,706	$57,764	$4,355	$673,825

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stocks
(000)
Balance as of 12/31/09	$ —
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	4,355
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$4,355
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$4,355

Portfolio Composition

Percentage of
Classification	Total Investments
Computer Services Software & Systems	18.4%
Consumer Lending	11.2
Computer Technology	7.3
Diversified Retail	6.6
Commercial Services	5.7
Casinos & Gambling	5.4
Alternative Energy	5.1
Other*	35.9
Short-Term Investment	4.4
Total Investments	100.0%

* Industries representing less than 5% of total investments.

48	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments

Focus Growth Portfolio

		Value
	Shares	(000)
Common Stocks (95.7%)
Air Transport (2.3%)
Expeditors International of Washington, Inc.	4,959	$ 171
Alternative Energy (6.6%)
Better Place LLC (a)(b)(c)	17,553	53
Ultra Petroleum Corp. (c)	9,952	440
		493
Biotechnology (3.2%)
Illumina, Inc. (c)	5,546	241
Casinos & Gambling (6.8%)
Las Vegas Sands Corp. (c)	10,269	227
Wynn Resorts Ltd.	3,705	283
		510
Chemicals: Diversified (3.1%)
Monsanto Co.	5,003	231
Commercial Finance & Mortgage Companies (5.0%)
BM&F Bovespa SA	58,138	374
Commercial Services (4.5%)
eBay, Inc. (c)	8,603	169
Leucadia National Corp. (c)	8,463	165
		334
Communications Technology (1.8%)
Research In Motion Ltd. (c)	2,639	130
Computer Services Software & Systems (20.5%)
Baidu, Inc. ADR (c)	4,089	278
Google, Inc., Class A (c)	1,148	511
Salesforce.com, Inc. (c)	2,654	228
Tencent Holdings Ltd.	16,700	275
Teradata Corp. (c)	7,615	232
		1,524
Computer Technology (9.4%)
Apple, Inc. (c)	2,786	701
Consumer Lending (11.7%)
American Express Co.	5,059	201
Berkshire Hathaway, Inc., Class B (c)	2,547	203
CME Group, Inc.	526	148
Visa, Inc., Class A	4,548	322
		874
Diversified Retail (7.6%)
Amazon.com, Inc. (c)	5,162	564
Hotel/Motel (1.7%)
Accor SA (c)	2,744	126
Pharmaceuticals (3.3%)
Mead Johnson Nutrition Co.	4,835	242
Real Estate Investment Trusts (REIT) (4.5%)
Brookfield Asset Management, Inc., Class A	14,929	338
Wholesale & International Trade (3.7%)
Li & Fung Ltd.	62,100	278
Total Common Stocks (Cost $7,417)		7,131
Short-Term Investment (4.7%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $350)	350,263	350
Total Investments (100.4%) (Cost $7,767) (e)		7,481
Liabilities in Excess of Other Assets (-0.4%)		(26)
Net Assets (100.0%)		$7,455

(a)

At June 30, 2010, the Portfolio held approximately $53,000 of fair valued securities, representing 0.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(b)	Security has been deemed illiquid at June 30, 2010.
(c)	Non-income producing security
(d)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(e)

The approximate market value and percentage of total investments, $679,000 and 9.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Common Stocks
Air Transport	$ 171	$ —	$—	$ 171
Alternative Energy	440	—	53	493
Biotechnology	241	—	—	241
Casinos & Gambling	510	—	—	510
Chemicals: Diversified	231	—	—	231
Commercial Finance & Mortgage Companies	374	—	—	374
Commercial Services	334	—	—	334
Communications Technology	130	—	—	130
Computer Services Software & Systems	1,249	275	—	1,524
Computer Technology	701	—	—	701
Consumer Lending	874	—	—	874
Diversified Retail	564	—	—	564
Hotel/Motel	—	126	—	126
Pharmaceuticals	242	—	—	242

The accompanying notes are an integral part of the financial statements.	49

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Focus Growth Portfolio

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Common Stocks (cont’d)
Real Estate Investment Trusts (REIT)	$ 338	$ —	$ —	$ 338
Wholesale & International Trade	—	278	—	278
Total Common Stocks	6,399	679	53	7,131
Short-Term Investment
Investment Company	350	—	—	350
Total	$6,749	$679	$53	$7,481

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stocks
(000)
Balance as of 12/31/09	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	53
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$53
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$—

Portfolio Composition

Percentage of
Classification	Total Investments
Computer Services Software & Systems	20.4%
Consumer Lending	11.7
Computer Technology	9.4
Diversified Retail	7.5
Casinos & Gambling	6.8
Alternative Energy	6.6
Other*	32.9
Short-Term Investment	4.7
Total Investments	100.0%

* Industries representing less than 5% of total investments.

50	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (97.2%)
Alternative Energy (0.6%)
Better Place LLC (a)(b)(c)	2,887,667	$ 8,663
Asset Management & Custodian (3.7%)
Capital Southwest Corp.	44,154	3,882
Climate Exchange PLC (a)	208,318	2,327
Greenhill & Co., Inc.	753,727	46,075
		52,284
Biotechnology (0.8%)
Alnylam Pharmaceuticals, Inc. (a)	779,886	11,714
Casinos & Gambling (1.5%)
Lakes Entertainment, Inc. (a)	613,119	938
Universal Entertainment Corp. (a)	1,132,300	20,483
		21,421
Cement (4.0%)
Eagle Materials, Inc.	1,326,408	34,394
Texas Industries, Inc.	719,439	21,252
		55,646
Chemicals: Diversified (2.6%)
Intrepid Potash, Inc. (a)	634,935	12,426
Rockwood Holdings, Inc. (a)	1,055,619	23,952
		36,378
Commercial Services (10.9%)
Advisory Board Co. (The) (a)	1,087,808	46,732
Corporate Executive Board Co. (The)	408,736	10,738
CoStar Group, Inc. (a)	934,283	36,250
Information Services Group, Inc. (a)	2,311,976	4,624
MercadoLibre, Inc. (a)	613,895	32,260
New Oriental Education & Technology Group, Inc. ADR (a)	237,770	22,158
		152,762
Communications Technology (2.5%)
GSI Commerce, Inc. (a)	1,215,789	35,015
Computer Services Software & Systems (10.9%)
Blackboard, Inc. (a)	479,474	17,899
comScore, Inc. (a)	521,439	8,588
Forrester Research, Inc. (a)	1,115,812	33,764
Longtop Financial Technologies Ltd. ADR (a)	514,609	16,673
NetSuite, Inc. (a)	532,880	6,736
OpenTable, Inc. (a)	800,465	33,195
Solera Holdings, Inc.	995,741	36,046
		152,901
Diversified Financial Services (0.5%)
GLG Partners, Inc. (a)	1,719,233	7,530
Diversified Media (0.4%)
CKX, Inc. (a)	1,088,419	5,431
Diversified Retail (6.8%)
Blue Nile, Inc. (a)	1,046,417	49,265
Citi Trends, Inc. (a)	837,805	27,597
Dena Co., Ltd.	713,500	18,817
		95,679
Education Services (0.8%)
Ambassadors Group, Inc.	994,647	11,230
Electronic Components (1.0%)
Cogent Communications Group, Inc. (a)	1,924,794	14,590
Engineering & Contracting Services (1.6%)
Grupo Aeroportuario del Pacifico
S.A.B. de C.V. ADR	760,346	22,088
Entertainment (2.5%)
Vail Resorts, Inc. (a)	1,008,989	35,224
Financial Data & Systems (3.3%)
MSCI, Inc., Class A (a)	1,656,948	45,400
Health Care Services (2.5%)
athenahealth, Inc. (a)	1,041,115	27,204
Castlight Health, Inc.	1,796,926	7,388
		34,592
Health Care: Miscellaneous (1.5%)
MedAssets, Inc. (a)	920,576	21,247
Home Building (3.2%)
Brookfield Incorporacoes SA	5,035,075	21,703
Gafisa SA ADR	1,915,862	23,201
		44,904
Hotel/Motel (1.2%)
Gaylord Entertainment Co. (a)	390,470	8,625
Mandarin Oriental International Ltd.	6,078,693	8,568
		17,193
Insurance: Multi-Line (3.4%)
Greenlight Capital Re Ltd., Class A (a)	1,517,169	38,218
Pico Holdings, Inc. (a)	304,818	9,135
		47,353
Medical & Dental Instruments & Supplies (3.8%)
Techne Corp.	914,051	52,512
Metals & Minerals: Diversified (0.6%)
Lynas Corp. Ltd. (a)	18,364,678	8,333
Oil: Crude Producers (2.8%)
Atlas Energy, Inc. (a)	1,135,221	30,730
GMX Resources, Inc. (a)	1,257,742	8,163
		38,893
Pharmaceuticals (2.5%)
Gen-Probe, Inc. (a)	664,086	30,163
Ironwood Pharmaceuticals, Inc. (a)(b)	366,386	4,221
		34,384
Printing and Copying Services (2.0%)
VistaPrint NV (a)	573,305	27,226
Publishing (1.7%)
Morningstar, Inc. (a)	565,976	24,065
Real Estate Investment Trusts (REIT) (0.3%)
Consolidated-Tomoka Land Co.	128,503	3,662
Restaurants (5.6%)
BJ’s Restaurants, Inc. (a)	1,015,094	23,956
PF Chang’s China Bistro, Inc.	1,355,835	53,759
		77,715

The accompanying notes are an integral part of the financial statements.	51

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

	Shares	Value (000)
Scientific Instruments: Pollution Control (1.7%)
Covanta Holding Corp. (a)	1,459,434	$ 24,212
Semiconductors & Components (1.9%)
Tessera Technologies, Inc. (a)	1,650,313	26,488
Technology: Miscellaneous (1.1%)
iRobot Corp. (a)	684,808	12,867
Market Leader, Inc. (a)	1,024,170	2,018
Rediff.Com India Ltd. ADR (a)	551,384	1,103
		15,988
Textiles Apparel & Shoes (2.3%)
Lululemon Athletica, Inc. (a)	852,419	31,727
Transportation Miscellaneous (0.6%)
Integrated Distribution Services Group Ltd.	4,653,400	8,055
Utilities: Electrical (4.1%)
Brookfield Infrastructure Partners LP	2,417,576	38,367
Prime Infrastructure Group	6,917,294	18,874
		57,241
Total Common Stocks (Cost $1,469,158)		1,359,746
Preferred Stocks (2.9%)
Biotechnology (0.5%)
Pacific Biosciences of California, Inc. (a)(b)(c)	1,046,420	7,984
Communications Technology (0.5%)
Twitter, Inc. Series E (a)(b)(c)	456,336	7,293
Computer Services Software & Systems (0.5%)
Ning, Inc. Series D (a)(b)(c)	1,132,800	6,593
Diversified Financial Services (0.4%)
Xoom Corp. Series F (a)(b)(c)	2,610,922	5,222
Pharmaceuticals (1.0%)
Ironwood Pharmaceuticals, Inc. (Convertible) (a)(b)(c)	1,212,976	13,974
Total Preferred Stocks (Cost $37,772)		41,066
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $11,889)	11,889,000	11,889
Total Investments (101.0%) (Cost $1,518,819) (e)		1,412,701
Liabilities in Excess of Other Assets (-1.0%)		(13,931)
Net Assets (100.0%)		$1,398,770

(a)	Non-income producing security.
(b)

At June 30, 2010, the Portfolio held approximately $53,950,000 of fair valued securities, representing 3.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	Security has been deemed illiquid at June 30, 2010.
(d)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(e)

The approximate market value and percentage of total investments, $85,456,000 and 6.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Common Stocks
Alternative Energy	$ —	$ —	$ 8,663	$ 8,663
Asset Management & Custodian	49,957	2,327	—	52,284
Biotechnology	11,714	—	—	11,714
Casinos & Gambling	938	20,483	—	21,421
Cement	55,646	—	—	55,646
Chemicals: Diversified	36,378	—	—	36,378
Commercial Services	152,762	—	—	152,762
Communications Technology	35,015	—	—	35,015
Computer Services Software & Systems	152,901	—	—	152,901
Diversified Financial Services	7,530	—	—	7,530
Diversified Media	5,431	—	—	5,431
Diversified Retail	76,863	18,816	—	95,679
Education Services	11,230	—	—	11,230
Electronic Components	14,590	—	—	14,590
Engineering & Contracting Services	22,088	—	—	22,088
Entertainment	35,224	—	—	35,224
Financial Data & Systems	45,400	—	—	45,400
Health Care Services	34,592	—	—	34,592
Health Care: Miscellaneous	21,247	—	—	21,247
Home Building	44,904	—	—	44,904
Hotel/Motel	8,625	8,568	—	17,193
Insurance: Multi-Line	47,353	—	—	47,353
Medical & Dental Instruments & Supplies	52,512	—	—	52,512
Metals & Minerals: Diversified	—	8,333	—	8,333
Oil: Crude Producers	38,893	—	—	38,893

52	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

Fair Value Measurement Information: (cont’d)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont’d)
Pharmaceuticals	$30,163	$—	$4,221	$34,384
Printing and Copying Services	27,226	—	—	27,226
Publishing	24,065	—	—	24,065
Real Estate Investment Trusts (REIT)	3,662	—	—	3,662
Restaurants	77,715	—	—	77,715
Scientific Instruments: Pollution Control	24,212	—	—	24,212
Semiconductors & Components	26,488	—	—	26,488
Technology: Miscellaneous	15,988	—	—	15,988
Textiles Apparel & Shoes	31,727	—	—	31,727
Transportation Miscellaneous	—	8,055	—	8,055
Utilities: Electrical	38,367	18,874	—	57,241
Total Common Stocks	1,261,406	85,456	12,884	1,359,746
Preferred Stocks
Biotechnology	—	—	7,984	7,984
Communications Technology	—	—	7,293	7,293
Computer Services Software & Systems	—	—	6,593	6,593
Diversified Financial Services	—	—	5,222	5,222
Pharmaceuticals	—	—	13,974	13,974
Total Preferred Stocks	—	—	41,066	41,066
Short-Term Investment
Investment Company	11,889	—	—	11,889
Total	$1,273,295	$85,456	$53,950	$1,412,701

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks (000)	Preferred Stocks (000)
Balance as of 12/31/09	$—	$51,284
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	(10,218)
Net purchases (sales)	12,884	—
Transfers in for Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 6/30/10	$12,884	$41,066
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$—	$(10,218)

Portfolio Composition

Percentage of
Classification	Total Investments
Computer Services Software & Systems	11.3%
Commercial Services	10.8
Diversified Retail	6.8
Restaurants	5.5
Other*	64.8
Short-Term Investment	0.8
Total Investments	100.0%

* Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	53

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (97.0%)
Diversified (9.3%)
Cousins Properties, Inc. REIT	1,649,219	$ 11,116
Forest City Enterprises, Inc., Class A (a)	1,080,069	12,226
Lexington Realty Trust REIT	61,140	368
Vornado Realty Trust REIT	836,778	61,043
		84,753
Health Care (12.5%)
Assisted Living Concepts, Inc., Class A (a)	319,601	9,457
Capital Senior Living Corp. (a)	180,210	896
Extendicare REIT	44,700	359
HCP, Inc. REIT	1,317,763	42,498
Healthcare Realty Trust, Inc. REIT	687,880	15,113
LTC Properties, Inc. REIT	23,370	567
Nationwide Health Properties, Inc. REIT	115,418	4,128
Senior Housing Properties Trust REIT	1,126,951	22,663
Ventas, Inc. REIT	397,430	18,659
		114,340
Industrial (3.8%)
AMB Property Corp. REIT	549,093	13,019
Cabot Industrial Value Fund II, LP (a)(b)(c)(d)	14,000	5,180
Cabot Industrial Value Fund III, LP (a)(b)(c)(d)	1,876	938
DCT Industrial Trust, Inc. REIT	805,053	3,639
Exeter Industrial Value Fund, LP (a)(b)(c)(d)	5,525,000	4,144
Keystone Industrial Fund II, LP (a)(b)(c)(d)	37,500	38
Keystone Industrial Fund, LP (a)(b)(c)(d)	7,500,000	5,850
ProLogis REIT	222,220	2,251
		35,059
Lodging/Resorts (8.1%)
DiamondRock Hospitality Co. REIT (a)	2,268	19
Host Hotels & Resorts, Inc. REIT	2,713,364	36,575
Morgans Hotel Group Co. (a)	653,455	4,025
Pebblebrook Hotel Trust REIT (a)	5,230	99
Starwood Hotels & Resorts Worldwide, Inc.	793,224	32,863
		73,581
Office (11.6%)
BioMed Realty Trust, Inc. REIT	214,890	3,458
Boston Properties, Inc. REIT	654,111	46,664
BRCP REIT I, LP (a)(b)(c)(d)	6,101,396	2,135
BRCP REIT II, LP REIT (a)(b)(c)(d)	6,496,012	2,598
Brookfield Properties Corp.	1,055,915	14,825
Douglas Emmett, Inc. REIT	247,160	3,515
Highwoods Properties, Inc. REIT	13,130	364
HRPT Properties Trust REIT	285,150	1,771
Hudson Pacific Properties, Inc. REIT (a)	275,690	4,756
Kilroy Realty Corp. REIT	132,070	3,926
Mack-Cali Realty Corp. REIT	707,070	21,021
Parkway Properties Inc. REIT	30,031	438
		105,471
Office/Industrial Mixed (2.0%)
Duke Realty Corp. REIT	298,426	3,387
Liberty Property Trust REIT	328,180	9,468
PS Business Parks, Inc. REIT	88,722	4,949
		17,804
Regional Malls (12.4%)
Macerich Co. (The) REIT	272,320	10,163
Simon Property Group, Inc. REIT	1,230,652	99,375
Taubman Centers, Inc. REIT	98,293	3,699
		113,237
Residential Apartments (16.5%)
Apartment Investment & Management Co., Class A REIT	186,455	3,612
AvalonBay Communities, Inc. REIT	417,985	39,027
BRE Properties, Inc. REIT	36,450	1,346
Camden Property Trust REIT	498,878	20,379
Equity Residential REIT	1,885,281	78,503
Essex Property Trust, Inc. REIT	6,126	597
Post Properties, Inc. REIT	317,584	7,219
		150,683
Residential Manufactured Homes (2.0%)
Equity Lifestyle Properties, Inc. REIT	369,270	17,810
Self Storage (5.5%)
Public Storage REIT	537,538	47,255
Sovran Self Storage, Inc. REIT	89,172	3,070
		50,325
Shopping Centers (8.2%)
Acadia Realty Trust REIT	579,708	9,751
Federal Realty Investment Trust REIT	239,400	16,823
Kite Realty Group Trust REIT	157,530	658
Regency Centers Corp. REIT	1,133,314	38,986
Retail Opportunity Investments Corp.	848,526	8,188
		74,406
Specialty (5.1%)
Colony Financial, Inc. REIT	107,100	1,810
CreXus Investment Corp. REIT	137,540	1,709
Digital Realty Trust, Inc. REIT	76,850	4,433
Plum Creek Timber Co., Inc. REIT	800,888	27,655
Rayonier, Inc. REIT	73,990	3,257
Starwood Property Trust, Inc. REIT	471,601	7,994
		46,858
Total Common Stocks (Cost $855,032)		884,327
Short-Term Investment (3.5%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (e) (Cost $31,809)	31,808,605	31,809
Total Investments (100.5%) (Cost $886,841)		916,136
Liabilities in Excess of Other Assets (-0.5%)		(4,969)
Net Assets (100.0%)		$911,167

54	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at June 30, 2010.
(c)

At June 30, 2010, the Portfolio held approximately $20,882,000 of fair valued securities, representing 2.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BCRP REIT I, LLC was acquired between 5/03 - 5/08 and has a cost basis of $2,287,000. BRCP REIT II, LLC was acquired between 10/06 - 1/10 and has a current cost basis of $6,496,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of $7,000,000. Cabot Industrial Value Fund III, LP was acquired between 12/08 - 2/10 and has a current cost basis of $938,000. Exeter Industrial Fund, LP was acquired between 11/07 - 12/09 and has a current cost basis of $5,525,000. Keystone Industrial Fund, LP was acquired between 3/06 - 11/09 and has a current cost basis of $6,213,000. Keystone Industrial Fund II, LP was acquired in 1/09 and has a current cost basis of $38,000. At June 30, 2010, these securities had an aggregate market value of $20,559,000, representing 2.3% of net assets.

(e)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio —Institutional Class.
REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-11 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$ 84,753	$—	$ —	$ 84,753
Health Care	114,340	—	—	114,340
Industrial	18,909	—	16,149	35,058
Lodging/Resorts	73,582	—	—	73,582
Office	100,738	—	4,733	105,471
Office/Industrial Mixed	17,804	—	—	17,804
Regional Malls	113,237	—	—	113,237
Residential Apartments	150,683	—	—	150,683
Residential Manufactured Homes	17,810	—	—	17,810
Self Storage	50,325	—	—	50,325
Shopping Centers	74,406	—	—	74,406
Specialty	46,858	—	—	46,858
Total Common Stocks	863,445	—	20,882	884,327
Short-Term Investment
Investment Company	31,809	—	—	31,809
Total Assets	$895,254	$—	$20,882	$916,136

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stocks
(000)
Balance as of 12/31/09	$20,790
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,039)
Net purchases (sales)	1,131
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$20,882
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$ (1,039)

Portfolio Composition

Percentage of
Classification	Total Investments
Residential Apartments	16.4%
Health Care	12.5
Regional Malls	12.4
Office	11.5
Diversified	9.3
Shopping Centers	8.1
Lodging/Resorts	8.0
Self Storage	5.5
Specialty	5.1
Other*	7.7
Short-Term Investment	3.5
Total Investments	100.0%

*   Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	55

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face
	Amount			Value
	(000)			(000)
Fixed Income Securities (91.5%)
Brazil (11.3%)
Sovereign (11.3%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 01/1/14 - 01/1/21	BRL	11,202		$ 5,172
Colombia (4.1%)
Sovereign (4.1%)
Republic of Colombia,
9.85%, 6/28/27	COP	2,332,000		1,587
12.00%, 10/22/15	418,000			283
				1,870
Ecuador (0.9%)
Sovereign (0.9%)
Republic of Ecuador,
9.38%, 12/15/15		$460		423
Egypt (2.8%)
Sovereign (2.8%)
UBS AG Jersey Branch,
12.60%, 2/22/17	EGP	7,200		1,293
Hungary (4.8%)
Sovereign (4.8%)
Republic of Hungary,
6.25%, 8/24/10	HUF	27,110		116
6.75%, 2/24/17	102,340			419
7.25%, 6/12/12	381,170			1,652
				2,187
Indonesia (11.5%)
Corporate Bonds (0.0%)
Tjiwi Kimia Finance Mauritius Ltd., Tranche A, Zero Coupon,
4/28/15 —(a)(e)		$—	@	—	@
Sovereign (11.5%)
Barclays Bank plc, Republic of Indonesia Government Bond, Credit Linked Notes
9.00%, 9/19/18 (a)	IDR	10,000,000		1,160
11.50%, 9/17/19	7,500,000			1,008
Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes
11.00%, 12/15/20	12,000,000			1,586
11.50%, 9/23/19 (a)	6,200,000			855
JPMorgan Chase & Co., Republic of Indonesia Government Bond, Credit Linked Notes
9.00%, 9/18/18 (a)	1,000,000			116
11.00%, 11/17/20	3,890,000			514
				5,239
Malaysia (3.8%)
Sovereign (3.8%)
Government of Malaysia,
2.51%, 8/27/12	MYR	5,000		1,527
3.76%, 4/28/11	597			186
3.83%, 9/28/11	123			39
				1,752
Mexico (10.2%)
Sovereign (10.2%)
Mexican Bonos,
8.50%, 05/31/29 - 11/18/38	MXN	26,686		2,273
10.00%, 12/5/24	24,805			2,399
				4,672
Peru (1.3%)
Sovereign (1.3%)
Republic of Peru,
8.60%, 8/12/17	PEN	1,390		570
Poland (8.8%)
Sovereign (8.8%)
Republic of Poland,
4.25%, 5/24/11	PLN	540		159
5.50%, 10/25/19	8,736			2,515
6.25%, 10/24/15	4,400			1,340
				4,014
South Africa (12.1%)
Sovereign (12.1%)
Republic of South Africa,
7.25%, 1/15/20	ZAR	47,260		5,541
Thailand (4.5%)
Sovereign (4.5%)
Kingdom of Thailand,
4.25%, 3/13/13	THB	19,400		630
5.25%, 07/13/13 - 05/12/14	42,403			1,435
				2,065
Turkey (12.2%)
Sovereign (12.2%)
Republic of Turkey,
Zero Coupon, 05/11/11 - 08/3/11	TRY	4,843		2,823
9.07%, 1/25/12	300			166
10.50%, 1/15/20	367			245
16.00%, 3/7/12	3,305			2,322
				5,556
Venezuela (3.2%)
Sovereign (3.2%)
Republic of Venezuela,
9.00%, 5/7/23		$570		356
9.25%, 09/15/27 - 05/7/28	1,800			1,120
				1,476
Total Fixed Income Securities (Cost $41,443)				41,830

No. of
Warrants
Warrants (0.0%)
Venezuela (0.0%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 04/15/2020 (Cost $—) (b)(c)	495	13

56	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

		Value
	Shares	(000)
Short-Term Investment (5.6%)
Investment Company (5.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $2,544)	2,543,027	$ 2,544
Total Investments (97.1%) (Cost $43,987)		44,387
Other Assets in Excess of Liabilities (2.9%)		1,346
Net Assets		$45,733

(a)           144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2010.

(c)           Security has been deemed illiquid at June 30, 2010.

(d)           See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)           Issuer is in default.

@            Face Amount/Value is less than $500.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	3,131	$ 3,829	7/30/10	USD	3,860	$ 3,859	$ 30
KRW	2,180,169	1,783	7/28/10	USD	1,781	1,782	(1)
MYR	1,800	555	7/19/10	USD	550	550	(5)
RUB	7,000	224	7/19/10	USD	225	225	1
USD	734	734	7/12/10	MXN	9,422	728	(6)
USD	2,684	2,684	7/19/10	RUB	83,802	2,678	(6)
USD	3,786	3,786	7/19/10	MYR	12,130	3,744	(42)
USD	929	929	7/28/10	KRW	1,079,232	882	(47)
USD	944	944	7/28/10	KRW	1,100,937	900	(44)
USD	2,703	2,703	7/30/10	PLN	9,119	2,682	(21)
		$18,171				$18,030	$(141)

BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KRW	—	South Korean Won
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-11 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$—	@	$—	$—	@
Sovereign	—	41,830		—	41,830
Total Fixed Income Securities	—	41,830		—	41,830
Short-Term Investment
Investment Company	2,544	—		—	2,544
Warrants	—	13		—	13
Foreign Currency Exchange Contracts	—	31		—	31
Total Assets	2,544	41,874		—	44,418
Liabilities:
Foreign Currency Exchange Contracts	—	172		—	172
Total Liabilities	—	172		—	172
Total	$2,544	$41,702		$—	$44,246

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

Portfolio Composition

Percentage of
Classification	Total Investments
Sovereign	94.2%
Other*	0.0
Short-Term Investment	5.8
Total Investments	100.0%

*   Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	57

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Statements of Assets and Liabilities

	Active
	International	Emerging	Global		Global
	Allocation	Markets	Franchise		Growth
	Portfolio	Portfolio	Portfolio		Portfolio
	(000)	(000)	(000)		(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$402,354	$1,672,359	$69,573		$9,038
Investments in Securities of Affiliated Issuers, at Cost	70,329	152,496	2,739		—
Total Investments in Securities, at Cost	472,683	1,824,855	72,312		9,038
Foreign Currency, at Cost	3,086	6,397	199		3
Investments in Securities of Unaffiliated Issuers, at Value(1)	375,182	1,849,492	74,944		9,849
Investments in Securities of Affiliated Issuers, at Value	68,309	170,431	2,739		—
Total Investments in Securities, at Value	443,491	2,019,923	77,683		9,849
Foreign Currency, at Value	3,106	6,384	199		3
Cash	2,403	558	—		496
Receivable for Investments Sold	5,541	3,944	—		—
Dividends Receivable	1,043	6,922	121		17
Due from Brokers	4,522	—	—		—
Receivable for Portfolio Shares Sold	41	829	—	@	—
Tax Reclaim Receivable	321	207	94		2
Unrealized Appreciation on Foreign Currency Exchange Contracts	272	23	129		—
Receivable from Affiliates	7	6	—	@	—
Due from Adviser	—	—	—		10
Other Assets	24	76	10		—	@
Total Assets	460,771	2,038,872	78,236		10,377
Liabilities:
Collateral on Securities Loaned, at Value	26,797	121,028	—		—
Payable for Investment Advisory Fees	731	6,018	123		—
Payable for Investments Purchased	—	5,234	528		—
Deferred Capital Gain Country Tax	—	4,377	—		—
Payable for Custodian Fees	92	923	12		4
Unrealized Depreciation on Foreign Currency Exchange Contracts	568	8	275		—
Payable for Portfolio Shares Redeemed	304	519	—		12
Payable for Sub Transfer Agency Fees	4	636	13		—
Payable for Administration Fees	29	127	5		2
Payable for Professional Fees	55	72	23		10
Payable for Directors’ Fees and Expenses	14	57	1		1
Payable for Transfer Agent Fees	5	30	9		2
Payable for Shareholder Servicing Fees — Class P	3	21	2		—
Payable for Shareholder Servicing Fees — Class H	—	—	—		—	@
Other Liabilities	119	137	25		28
Total Liabilities	28,721	139,187	1,016		59
Net Assets	$432,050	$1,899,685	$77,220		$10,318
Net Assets Consist Of:
Paid-in-Capital	$560,908	$1,983,418	$70,571		$10,190
Undistributed (Distributions in Excess of) Net Investment Income	5,711	(9,371)	1,159		(20)
Accumulated Net Realized Gain (Loss)	(103,325)	(264,950)	265		(663)
Unrealized Appreciation (Depreciation) on:
Investments	(27,172)	172,756 *	5,371		811
Investments in Affiliates	(2,020)	17,935	—		—
Foreign Currency Exchange Contracts and Translations	(272)	(103)	(146)		—	@
Futures Contracts	(1,780)	—	—		—
Net Assets	$432,050	$1,899,685	$77,220		$10,318

58	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Active
	International	Emerging	Global	Global
	Allocation	Markets	Franchise	Growth
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
CLASS I:
Net Assets	$419,898	$1,804,499	$68,724	$4,039
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	42,852,290	83,584,995	5,136,128	463,427
Net Asset Value, Offering and Redemption Price Per Share	$9.80	$21.59	$13.38	$8.72
CLASS P:
Net Assets	$12,152	$95,186	$8,496	$1
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	1,219,862	4,510,689	643,445	116
Net Asset Value, Offering and Redemption Price Per Share	$9.96	$21.10	$13.20	$8.70
CLASS H:
Net Assets	$—	$—	$—	$5,679
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	—	—	—	654,133
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$8.68
Maximum Sales Load				4.75%
Maximum Sales Charge	$—	$—	$—	$0.43
Maximum Offering Price Per Share	$—	$—	$—	$9.11
CLASS L:
Net Assets	$—	$—	$—	$599
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	—	—	—	69,206
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$8.65
(1) Including:
Securities on Loan, at Value:	$25,394	$113,556	$—	$—

@    Amount is less than $500.

*      Net of $4,377 Deferred Capital Gain Country Tax in Emerging Markets Portfolio.

The accompanying notes are an integral part of the financial statements.	59

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Statements of Assets and Liabilities

	Global Real	International	International		International
	Estate	Equity	Opportunity		Real Estate
	Portfolio	Portfolio	Portfolio		Portfolio
	(000)	(000)	(000)		(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$781,221	$4,056,557	$5,218		$727,414
Investments in Securities of Affiliated Issuers, at Cost	14,256	171,474	338		4,010
Total Investments in Securities, at Cost	795,477	4,228,031	5,556		731,424
Foreign Currency, at Cost	4,358	7,244	8		749
Investments in Securities of Unaffiliated Issuers, at Value(1)	696,206	3,734,234	4,869		366,409
Investments in Securities of Affiliated Issuers, at Value	14,256	171,474	338		4,010
Total Investments in Securities, at Value	710,462	3,905,708	5,207		370,419
Foreign Currency, at Value	4,338	7,253	8		763
Cash	364	—	—		2
Receivable for Portfolio Shares Sold	245	13,763	—		778
Dividends Receivable	2,093	7,515	5		866
Tax Reclaim Receivable	64	3,078	2		127
Receivable for Investments Sold	1,221	288	—		572
Due from Adviser	—	—	40		—
Receivable from Affiliates	2	13	—	@	1
Unrealized Appreciation on Foreign Currency Exchange Contracts	5	—	—		2
Other Assets	31	140	78		16
Total Assets	718,825	3,937,758	5,340		373,546
Liabilities:
Collateral on Securities Loaned, at Value	—	79,322	—		—
Payable for Investment Advisory Fees	1,577	7,676	—		809
Payable for Investments Purchased	2,779	6,240	—		522
Payable for Portfolio Shares Redeemed	4,391	2,746	—		273
Payable for Sub Transfer Agency Fees	48	1,137	—		33
Payable for Custodian Fees	98	327	4		84
Payable for Administration Fees	48	259	—	@	25
Payable for Shareholder Servicing Fees — Class P	11	213	—		1
Payable for Professional Fees	34	120	18		31
Payable for Directors’ Fees and Expenses	5	150	—		4
Payable for Transfer Agent Fees	7	19	2		5
Unrealized Depreciation on Foreign Currency Exchange Contracts	— @	24	—		1
Bank Overdraft	—	2	—	@	—
Payable for Distribution and Shareholder Servicing Fees — Class L	2	—	—	@	—
Payable for Distribution and Shareholder Servicing Fees — Class H	— @	—	—	@	—
Other Liabilities	45	451	101		36
Total Liabilities	9,045	98,686	125		1,824
Net Assets	$709,780	$3,839,072	$5,215		$371,722
Net Assets Consist Of:
Paid-in-Capital	$1,113,047	$4,608,304	$5,550		$1,062,473
Undistributed (Distributions in Excess of) Net Investment Income	(2,427)	47,619	14		6,036
Accumulated Net Realized Loss	(315,804)	(494,679)	—	@	(335,802)
Unrealized Appreciation (Depreciation) on:
Investments	(85,015)	(322,323)	(349)		(361,005)
Foreign Currency Exchange Contracts and Translations	(21)	151	—	@	20
Net Assets	$709,780	$3,839,072	$5,215		$371,722

60	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Global Real	International	International	International
	Estate	Equity	Opportunity	Real Estate
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
CLASS I:
Net Assets	$653,787	$2,831,222	$4,400	$366,084
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	91,501,357	247,188,232	470,000	24,339,361
Net Asset Value, Offering and Redemption Price Per Share	$7.15	$11.45	$9.36	$15.04
CLASS P:
Net Assets	$51,256	$1,007,850	$94	$5,638
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	7,208,434	89,118,434	10,000	375,868
Net Asset Value, Offering and Redemption Price Per Share	$7.11	$11.31	$9.35	$15.00
CLASS H:
Net Assets	$1,036	$—	$628	$—
Shares Outstanding $.001 par value shares of beneficial interest 500,000,000 shares authorized) (not in 000’s)	145,943	—	67,113	—
Net Asset Value and Redemption Price Per Share	$7.10	$—	$9.35	$—
Maximum Sales Load	4.75%	—	4.75%	—
Maximum Sales Charge	$0.35	$—	$0.47	$—
Maximum Offering Price Per Share	$7.45	$—	$9.82	$—
CLASS L:
Net Assets	$3,701	$—	$93	$—
Shares Outstanding $.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	528,483	—	10,000	—
Net Asset Value, Offering and Redemption Price Per Share	$7.00	$—	$9.34	$—
(1) Including:
Securities on Loan, at Value:	$—	$75,411	$—	$—

@    Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	61

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Statements of Assets and Liabilities

	International			Small Company
	Small Cap	Capital Growth	Focus Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$407,490	$594,365	$7,417	$1,506,930
Investments in Securities of Affiliated Issuers, at Cost	4,165	29,923	350	11,889
Total Investments in Securities, at Cost	411,655	624,288	7,767	1,518,819
Investments in Securities of Unaffiliated Issuers, at Value	357,221	643,902	7,131	1,400,812
Investments in Securities of Affiliated Issuers, at Value	4,165	29,923	350	11,889
Total Investments in Securities, at Value	361,386	673,825	7,481	1,412,701
Cash	337	—	—	— @
Receivable for Investments Sold	4,347	—	—	614
Dividends Receivable	1,502	310	3	803
Receivable for Portfolio Shares Sold	577	464	—	620
Tax Reclaim Receivable	740	84	—	—
Receivable from Affiliates	1	5	— @	4
Due from Adviser	—	—	1	—
Unrealized Appreciation on Foreign Currency Exchange Contracts	1	—	—	—
Other Assets	18	25	6	49
Total Assets	368,909	674,713	7,491	1,414,791
Liabilities:
Payable for Investments Purchased	1,600	—	—	7,295
Payable for Portfolio Shares Redeemed	61	943	—	4,746
Payable for Investment Advisory Fees	940	928	—	2,903
Unrealized Depreciation on Foreign Currency Exchange Contracts	1,107	—	—	—
Payable for Sub Transfer Agency Fees	62	185	1	577
Bank Overdraft	249	— @	— @	—
Payable for Administration Fees	25	47	1	96
Payable for Shareholder Servicing Fees — Class P	17	20	— @	101
Payable for Professional Fees	33	38	19	46
Payable for Custodian Fees	82	24	2	24
Payable for Directors’ Fees and Expenses	14	33	5	17
Payable for Transfer Agent Fees	6	6	4	8
Other Liabilities	48	103	4	208
Total Liabilities	4,244	2,327	36	16,021
Net Assets	$364,665	$672,386	$7,455	$1,398,770
Net Assets Consist Of:
Paid-in-Capital	$538,214	$805,605	$24,762	$1,529,112
Undistributed (Distributions in Excess of) Net Investment Income	1,976	529	(16)	(2,514)
Accumulated Net Realized Loss	(124,262)	(183,285)	(17,005)	(21,696)
Unrealized Appreciation (Depreciation) on:
Investments	(50,269)	49,537	(286)	(106,118)
Foreign Currency Exchange Contracts and Translations	(994)	— @	—	(14)
Net Assets	$364,665	$672,386	$7,455	$1,398,770
CLASS I:
Net Assets	$285,583	$579,628	$6,056	$951,496
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	26,598,962	31,406,692	419,963	91,307,774
Net Asset Value, Offering and Redemption Price Per Share	$10.74	$18.46	$14.42	$10.42
CLASS P:
Net Assets	$79,082	$92,758	$1,399	$447,274
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	7,386,204	5,108,952	99,699	45,758,711
Net Asset Value, Offering and Redemption Price Per Share	$10.71	$18.16	$14.03	$9.77

@    Amount is less than $500.

62	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Statements of Assets and Liabilities

	U.S. Real Estate Portfolio (000)		Emerging Markets Debt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$855,032		$41,443
Investments in Securities of Affiliated Issuers, at Cost	31,809		2,544
Total Investments in Securities, at Cost	886,841		43,987
Foreign Currency, at Cost	—	@	965
Investments in Securities of Unaffiliated Issuers, at Value	884,326		41,843
Investments in Securities of Affiliated Issuers, at Value	31,809		2,544
Total Investments in Securities, at Value	916,135		44,387
Foreign Currency, at Value	—	@	949
Dividends Receivable	2,563		—
Interest Receivable	—	@	1,414
Receivable for Portfolio Shares Sold	1,387		—
Receivable for Investments Sold	744		—
Tax Reclaim Receivable	57		—
Unrealized Appreciation on Foreign Currency Exchange Contracts	—		31
Receivable from Affiliates	4		—	@
Other Assets	52		4
Total Assets	920,942		46,785
Liabilities:
Payable for Investments Purchased	5,562		134
Payable for Investment Advisory Fees	1,819		60
Payable for Portfolio Shares Redeemed	1,779		—
Bank Overdraft	126		613
Payable for Sub Transfer Agency Fees	205		3
Unrealized Depreciation on Foreign Currency Exchange Contracts	—		172
Payable for Administration Fees	63		3
Payable for Professional Fees	35		28
Payable for Shareholder Servicing Fees — Class P	28		1
Payable for Custodian Fees	9		19
Payable for Directors’ Fees and Expenses	17		—	@
Payable for Transfer Agent Fees	4		4
Payable for Distribution and Shareholder Servicing Fees — Class L	—		2
Payable for Distribution and Shareholder Servicing Fees — Class H	—		—	@
Other Liabilities	128		13
Total Liabilities	9,775		1,052
Net Assets	$911,167		$45,733
Net Assets Consist Of:
Paid-in-Capital	$1,093,823		$43,081
Undistributed Net Investment Income	5,890		1,125
Accumulated Net Realized Gain (Loss)	(217,838)		1,310
Unrealized Appreciation (Depreciation) on:
Investments	29,294		400
Foreign Currency Exchange Contracts and Translations	(2)		(183)
Net Assets	$911,167		$45,733

The accompanying notes are an integral part of the financial statements.	63

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Statements of Assets and Liabilities (cont’d)

	U.S. Real Estate Portfolio (000)	Emerging Markets Debt Portfolio (000)
CLASS I:
Net Assets	$783,453	$33,706
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)†	66,291,054	2,714,428
Net Asset Value, Offering and Redemption Price Per Share	$11.82	$12.42
CLASS P:
Net Assets	$127,714	$6,162
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)†	11,004,087	485,319
Net Asset Value, Offering and Redemption Price Per Share	$11.61	$12.70
CLASS H:
Net Assets	$—	$2,135
Shares Outstanding $.001 par value shares of beneficial interest 500,000,000 shares authorized) (not in 000’s)†	—	168,150
Net Asset Value and Redemption Price Per Share	$—	$12.70
Maximum Sales Load	—	3.50%
Maximum Sales Charge	$—	$0.46
Maximum Offering Price Per Share	$—	$13.16
CLASS L:
Net Assets	$—	$3,730
Shares Outstanding $.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)†	—	298,637
Net Asset Value, Offering and Redemption Price Per Share	$—	$12.49
@ Amount is less than $500.
† $0.003 par value shares of beneficial interest for Emerging Markets Debt Portfolio.

64	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2010

	Active International Allocation Portfolio (000)	Emerging Markets Portfolio (000)	Global Franchise Portfolio (000)	Global** Growth Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$ 9,286	$ 26,007	$ 2,110	$ 58
Dividends from Security of Affiliated Issuers	287	408	— @	—
Interest from Securities of Unaffiliated Issuers	1	— @	— @	— @
Less: Foreign Taxes Withheld	(979)	(2,330)	(193)	(3)
Total Investment Income	8,595	24,085	1,917	55
Expenses:
Investment Advisory Fees (Note B)	1,619	12,571	366	30
Custodian Fees (Note F)	98	1,150	13	8
Administration Fees (Note C)	199	848	37	— @
Sub Transfer Agency Fees	(18)	835	8	—
Shareholder Reporting Fees	69	109	4	4
Shareholder Servicing Fees — Class P (Note D)	19	146	11	—
Professional Fees	45	76	19	11
Registration Fees	26	42	12	14
Transfer Agency Fees (Note E)	12	38	12	5
Directors’ Fees and Expenses	7	28	2	—
Distribution and Shareholder Servicing Fees — Class H (Note D)	—	—	—	5
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	—	—	3
Other Expenses	10	26	6	9
Expenses Before Non Operating Expenses	2,086	15,869	490	89
Bank Overdraft Expense	— @	— @	— @	—
Total Expenses	2,086	15,869	490	89
Voluntary Waiver of Investment Advisory Fees (Note B)	(90)	—	(19)	(30)
Expenses Reimbursed by Adviser (Note B)	—	—	—	(6)
Rebate from Morgan Stanley Affiliate (Note G)	(30)	(156)	(2)	—
Net Expenses	1,966	15,713	469	53
Net Investment Income	6,629	8,372	1,448	2
Realized Gain (Loss):
Investments Sold	4,410	181,611	12,956	(303)
Investments in Affiliates	—	921	—	—
Foreign Currency Exchange Contracts	(5,738)	(1,383)	2,030	—
Foreign Currency Transactions	361	679	(303)	2
Futures Contracts	184	—	—	—
Net Realized Gain (Loss)	(783)	181,828	14,683	(301)
Change in Unrealized Appreciation (Depreciation):
Investments	(70,755)	(334,603)*	(14,751)	(1,036)
Investments in affiliates	(132)	52	—	—
Foreign Currency Exchange Contracts	61	20	(592)	—
Foreign Currency Translations	173	(97)	(7)	(1)
Futures Contracts	(3,231)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(73,884)	(334,628)	(15,350)	(1,037)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(74,667)	(152,800)	(667)	(1,338)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(68,038)	$(144,428)	$ 781	$(1,336)
@ Amount is less than $500.

*            Net increase in Deferred Capital Gain Country Tax Accrual on unrealized appreciation of $1,061 for Emerging Markets Portfolio.

**     For the three months ended June 30, 2010.

The accompanying notes are an integral part of the financial statements.	65

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2010

	Global Real Estate Portfolio (000)	International Equity Portfolio (000)	International* Opportunity Portfolio (000)		International Real Estate Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$ 13,501	$ 88,161	$ 32		$ 11,325
Dividends from Security of Affiliated Issuers	12	832	—	@	3
Interest from Securities of Unaffiliated Issuers	1	1	—	@	— @
Less: Foreign Taxes Withheld	(501)	(8,645)	(3)		(639)
Total Investment Income	13,013	80,349	29		10,689
Expenses:
Investment Advisory Fees (Note B)	3,045	16,781	12		1,707
Administration Fees (Note C)	287	1,678	1		171
Shareholder Servicing Fees — Class P (Note D)	67	1,372	—		9
Sub Transfer Agency Fees	57	1,285	—		38
Custodian Fees (Note F)	118	389	4		102
Shareholder Reporting Fees	32	311	2		25
Professional Fees	28	101	18		25
Registration Fees	35	43	—		15
Shareholder Servicing Fees — Class H (Note D)	1	—	—		—
Shareholder Servicing Fees — Class L (Note D)	12	—	—		—
Transfer Agency Fees (Note E)	17	47	3		11
Directors’ Fees and Expenses	10	59	—	@	6
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	—	—	@	—
Distribution and Shareholder Servicing Fees — Class P (Note D)	—	—	—	@	—
Distribution and Shareholder Servicing Fees — Class H (Note D)	—	—	—	@	—
Other Expenses	15	40	26		6
Expenses Before Non Operating Expenses	3,724	22,106	66		2,115
Bank Overdraft Expense	1	—	—		— @
Total Expenses	3,725	22,106	66		2,115
Voluntary Waiver of Investment Advisory Fees (Note B)	—	(785)	(12)		—
Expenses Reimbursed by Adviser (Note B)	—	—	(39)		—
Rebate from Morgan Stanley Affiliate (Note G)	(9)	(61)	—		(3)
Net Expenses	3,716	21,260	15		2,112
Net Investment Income	9,297	59,089	14		8,577
Realized Gain (Loss):
Investments Sold	(20,581)	(9,537)	(1	)**	(6,211)
Foreign Currency Exchange Contracts	(185)	(24,036)	1		(142)
Foreign Currency Transactions	(129)	(3,464)	—	@	(183)
Net Realized Loss	(20,895)	(37,037)	—	@	(6,536)
Change in Unrealized Appreciation (Depreciation):
Investments	(20,933)	(539,323)	(349)		(72,024)
Foreign Currency Exchange Contracts	4	(5,117)	—		(2)
Foreign Currency Translations	(20)	212	—	@	148
Net Change in Unrealized Appreciation (Depreciation)	(20,949)	(544,228)	(349)		(71,878)
Total Net Realized Loss and Change in
Unrealized Appreciation (Depreciation)	(41,844)	(581,265)	(349)		(78,414)
Net Decrease in Net Assets Resulting from Operations	$(32,547)	$(522,176)	$(335)		$(69,837)
@ Amount is less than $500.

*            Commencement of operations March 31, 2010.

**     Net of capital gain country tax of $948.

66	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2010

				Small
	International	Capital	Focus	Company
	Small Cap	Growth	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$ 5,314	$ 3,431	$ 33	$ 6,282
Dividends from Security of Affiliated Issuers	3	18	— @	12
Interest from Securities of Unaffiliated Issuers	— @	—	—	—
Less: Foreign Taxes Withheld	(434)	(124)	(1)	(224)
Total Investment Income	4,883	3,325	32	6,070
Expenses:
Investment Advisory Fees (Note B)	1,902	1,865	21	6,741
Sub Transfer Agency Fees	42	305	— @	867
Administration Fees (Note C)	160	298	3	602
Shareholder Servicing Fees — Class P (Note D)	93	125	2	655
Shareholder Reporting Fees	30	68	— @	141
Custodian Fees (Note F)	96	25	2	27
Professional Fees	27	32	16	39
Registration Fees	26	23	19	30
Transfer Agency Fees (Note E)	12	17	8	30
Directors’ Fees and Expenses	6	11	— @	18
Other Expenses	6	10	3	16
Expenses Before Non Operating Expenses	2,400	2,779	74	9,166
Bank Overdraft Expense	— @	—	—	—
Total Expenses	2,400	2,779	74	9,166
Voluntary Waiver of Investment Advisory Fees (Note B)	(10)	—	(21)	(600)
Expenses Reimbursed by Adviser (Note B)	—	—	(11)	—
Rebate from Morgan Stanley Affiliate (Note G)	(3)	(14)	— @	(10)
Net Expenses	2,387	2,765	42	8,556
Net Investment Income (Loss)	2,496	560	(10)	(2,486)
Realized Gain (Loss):
Investments Sold	9,193	16,306	393	(9,024)
Foreign Currency Exchange Contracts	(24)	(33)	(1)	(1)
Foreign Currency Transactions	(117)	43	(1)	(29)
Net Realized Gain (Loss)	9,052	16,316	391	(9,054)
Change in Unrealized Appreciation (Depreciation):
Investments	(50,077)	(62,154)	(906)	(86,380)
Foreign Currency Exchange Contracts	(2,249)	—	—	—
Foreign Currency Translations	17	— @	— @	(14)
Net Change in Unrealized Appreciation (Depreciation)	(52,309)	(62,154)	(906)	(86,394)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(43,257)	(45,838)	(515)	(95,448)
Net Decrease in Net Assets Resulting from Operations	$(40,761)	$(45,278)	$(525)	$(97,934)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	67

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2010

	U.S. Real	Emerging
	Estate	Markets Debt
	Portfolio	Portfolio
	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$13,512	$ —
Dividends from Security of Affiliated Issuer	29	2
Interest from Securities of Unaffiliated Issuers	—	2,335
Less: Foreign Taxes Withheld	(56)	— @
Total Investment Income	13,485	2,337
Expenses:
Investment Advisory Fees (Note B)	3,226	190
Administration Fees (Note C)	331	20
Sub Transfer Agency Fees	215	3
Shareholder Servicing Fees — Class P (Note D)	154	7
Shareholder Reporting Fees	81	4
Registration Fees	37	33
Professional Fees	30	25
Custodian Fees (Note F)	11	22
Transfer Agency Fees (Note E)	19	10
Shareholder Servicing Fees — Class H (Note D)	—	3
Shareholder Servicing Fees — Class L (Note D)	—	9
Directors’ Fees and Expenses	9	1
Other Expenses	8	5
Expenses Before Non Operating Expenses	4,121	332
Investment Related Expenses	28	—
Bank Overdraft Expense	—	— @
Total Expenses	4,149	332
Voluntary Waiver of Investment Advisory Fees (Note B)	—	(94)
Rebate from Morgan Stanley Affiliate (Note G)	(20)	(1)
Net Expenses	4,129	237
Net Investment Income	9,356	2,100
Realized Gain (Loss):
Investments Sold	(3,770)	1,812
Foreign Currency Exchange Contracts	— @	(18)
Foreign Currency Transactions	— @	16
Net Realized Gain (Loss)	(3,770)	1,810
Change in Unrealized Appreciation (Depreciation):
Investments	30,759	(2,035)
Foreign Currency Exchange Contracts	—	(72)
Foreign Currency Translations	(8)	(56)
Net Change in Unrealized Appreciation (Depreciation)	30,751	(2,163)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	26,981	(353)
Net Increase in Net Assets Resulting from Operations	$36,337	$ 1,747

@ Amount is less than $500.

68	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Statements of Changes in Net Assets

	Active International Allocation Portfolio		Emerging Markets Portfolio
	Six Months Ended June 30, 2010 (unaudited) (000)	Year Ended December 31, 2009 (000)	Six Months Ended June 30, 2010 (unaudited) (000)	Year Ended December 31, 2009 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$ 6,629	$ 11,345	$ 8,372	$ 9,443
Net Realized Gain (Loss)	(783)	(70,840)	181,828	(187,838)
Net Change in Unrealized Appreciation (Depreciation)	(73,884)	173,101	(334,628)	1,077,869
Net Increase (Decrease) in Net Assets Resulting from Operations	(68,038)	113,606	(144,428)	899,474
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(13,207)	—	(26,280)
Class P:
Net Investment Income	—	(356)	—	(1,320)
Total Distributions	—	(13,563)	—	(27,600)
Capital Share Transactions:(1)
Class I:
Subscribed	12,851	45,436	142,128	422,795
Distributions Reinvested	—	12,690	—	25,138
Redeemed	(59,726)	(188,080)	(400,401)	(264,228)
Class P:
Subscribed	1,644	9,438	9,657	28,390
Distributions Reinvested	—	354	—	1,311
Redeemed	(3,750)	(3,783)	(32,681)	(19,004)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(48,981)	(123,945)	(281,297)	194,402
Redemption Fees	6	38	130	246
Total Increase (Decrease) in Net Assets	(117,013)	(23,864)	(425,595)	1,066,522
Net Assets:
Beginning of Period	549,063	572,927	2,325,280	1,258,758
End of Period	$ 432,050	$ 549,063	$ 1,899,685	$ 2,325,280
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$ 5,711	$ (918)	$ (9,371)	$ (17,743)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,204	4,933	6,255	23,193
Shares Issued due to tax-free reorganization	—	—	—	—
Shares Issued on Distributions Reinvested	—	1,167	—	1,125
Shares Redeemed	(5,482)	(21,055)	(17,864)	(15,497)
Net Increase (Decrease) in Class I Shares Outstanding	(4,278)	(14,955)	(11,609)	8,821
Class P:
Shares Subscribed	148	967	435	1,573
Shares Issued due to tax-free reorganization	—	—	—	—
Shares Issued on Distributions Reinvested	—	32	—	60
Shares Redeemed	(361)	(388)	(1,520)	(1,039)
Net Increase (Decrease) in Class P Shares Outstanding	(213)	611	(1,085)	594

The accompanying notes are an integral part of the financial statements.	69

2010 Semi-Annual Report

June 30, 2010

Statements of Changes in Net Assets

	Global Franchise Portfolio
	Six Months
	Ended	Year Ended
	June 30, 2010	December 31,
	(unaudited)	2009
	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$ 1,448	$ 1,467
Net Realized Gain (Loss)	14,683	(3,246)
Net Change in Unrealized Appreciation (Depreciation)	(15,350)	27,400
Net Increase in Net Assets Resulting from Operations	781	25,621
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,303)
Class P:
Net Investment Income	—	(45)
Total Distributions	—	(1,348)
Capital Share Transactions:(1)
Class I:
Subscribed	18,514	204
Issued due to a tax-free reorganization	—	26,813
Distributions Reinvested	—	1,271
Redeemed	(62,701)	(17,537)
Class P:
Subscribed	314	53
Issued due to a tax-free reorganization	—	7,918
Distributions Reinvested	—	37
Redeemed	(872)	(2,769)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(44,745)	15,990
Redemption Fees	— @	—
Total Increase (Decrease) in Net Assets	(43,964)	40,263
Net Assets:
Beginning of Period	121,184	80,921
End of Period	$ 77,220	$121,184
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$ 1,159	$ (289)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,342	22
Shares Issued due to tax-free reorganization	—	2,103
Shares Issued on Distributions Reinvested	—	110
Shares Redeemed	(4,304)	(1,349)
Net Increase (Decrease) in Class I Shares Outstanding	(2,962)	886
Class P:
Shares Subscribed	23	4
Shares Issued due to tax-free reorganization	—	629
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(63)	(222)
Net Increase (Decrease) in Class P Shares Outstanding	(40)	414

@ Amount is less than $500.

70	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Statements of Changes in Net Assets

	Global Growth Portfolio
	Period from
	April 1, 2010	Year Ended	Period from
	to June 30, 2010	March 31,	May 30, 2008^
	(unaudited)	2010	to March 31, 2009
	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$ 2	$ (24)	$ (11)
Net Realized Gain (Loss)	(301)	67	(435)
Net Change in Unrealized Appreciation (Depreciation)	(1,037)	4,041	(2,194)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,336)	4,084	(2,640)
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(17)	—
Class C:
Net Investment Income	—	(3)	—
Class I:
Net Investment Income	—	(17)	—
Class R:**
Net Investment Income	—	—	@ —
Total Distributions	—	(37)	—
Capital Share Transactions:(1)
Class A:
Subscribed	—	6,696	878
Distributions Reinvested	—	16	—
Conversion to Class H in connection with Reorganization	(5,407)	—	—
Redeemed	—	(1,432)	(222)
Class B:
Subscribed	115	804	135
Conversion to Class H in connection with Reorganization	(892)	—	—
Redemeed	(68)	(174)	(3)
Class C:
Subscribed	—	1,329	111
Distributions Reinvested	—	3	—
Conversion to Class L in connection with Reorganization	(682)	—	—
Redeemed	—	(186)	—
Class I:
Subscribed	1	2,220	4,600
Distributions Reinvested	—	1	—
Conversion to Class I in connection with Reorganization	(4,786)	—	—
Conversion from Class I in connection with Reorganization	4,786	—	—
Redeemed	(1,064)	(1,085)	—
Class P:
Subscribed	1 *	—	—
Class H:
Subscribed	784	—	—
Distributions Reinvested	—	—	—
Conversion from Class A in connection with Reorganization	5,407	—	—
Conversion from Class B in connection with Reorganization	892	—	—
Redeemed	(2,516)	—	—
Class L:
Subscribed	25	—	—
Distributions Reinvested	—	—	—
Conversion from Class C in connection with Reorganization	682	—	—
Redeemed	(722)	—	—
Class R:**
Subscribed	—	35	100
Distributions Reinvested	—	—	@ —
Redeemed	(96)	(39)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,540)	8,188	5,599
Total Increase (Decrease) in Net Assets	(4,876)	12,235	2,959

The accompanying notes are an integral part of the financial statements.	71

2010 Semi-Annual Report

June 30, 2010

Statements of Changes in Net Assets (cont’d)

	Global Growth Portfolio
	Period from
	April 1, 2010	Year Ended	Period from
	to June 30, 2010	March 31,	May 30, 2008^
	(unaudited)	2010	to March 31, 2009
	(000)	(000)	(000)
Net Assets:
Beginning of Period	$ 15,194	$ 2,959	$ —
End of Period	$ 10,318	$ 15,194	$ 2,959
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$ (20)	$ (22)	$ 25
(1) Capital Share Transactions:
Class A:
Shares Subscribed	—	835	128
Shares Issued on Distributions Reinvested	—	2	—
Conversion to Class H in connection with Reorganization	(630)	—	—
Shares Redeemed	—	(171)	(43)
Net Increase (Decrease) in Class A Shares Outstanding	(630)	666	85
Class B:
Shares Subscribed	13	105	17
Conversion to Class H in connection with Reorganization	(105)	—	—
Shares Redeemed	(8)	(21)	(1)
Net Increase (Decrease) in Class B Shares Outstanding	(100)	84	16
Class C:
Shares Subscribed	—	160	12
Shares Issued on Distributions Reinvested	—	— @@	—
Conversion to Class L in connection with Reorganization	(80)	—	—
Shares Redeemed	—	(22)	—
Net Increase (Decrease) in Class C Shares Outstanding	(80)	138	12
Class I:
Shares Subscribed	— @@	256	460
Shares Issued on Distributions Reinvested	—	— @@	—
Conversion to Class I in connection with Reorganization	555	—	—
Conversion from Class I in connection with Reorganization	(555)	—	—
Shares Redeemed	(125)	(128)	—
Net Increase (Decrease) in Class I Shares Outstanding	(125)	128	460
Class P:
Shares Subscribed	— @@	—	—
Class H:
Shares Subscribed	79	—	—
Shares Issued on Distributions Reinvested	—	—	—
Conversion from Class A in connection with Reorganization	630	—	—
Conversion from Class B in connection with Reorganization	104	—	—
Shares Redeemed	(280)	—	—
Net Increase in Class H Shares Outstanding	533	—	—
Class L:
Shares Subscribed	2	—	—
Shares Issued on Distributions Reinvested	—	—	—
Conversion from Class C in connection with Reorganization	80	—	—
Shares Redeemed	(83)	—	—
Net Decrease in Class L Shares Outstanding	(1)	—	—
Class R:**
Shares Subscribed	—	4	10
Shares Issued on Distributions Reinvested	—	— @@	—
Redeemed	(10)	(4)	—
Net Increase (Decrease) in Class R Shares Outstanding	(10)	— @@	10

^                     Commencement of Operations.

*                    For the period May 21, 2010 through June 30, 2010.

**             Class R Shares liquidated prior to the Reorganization on May 21, 2010.

@               Amount is less than $500.

@@   Amount is less than 500 shares.

72	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Statements of Changes in Net Assets

	Global Real Estate Portfolio		International Equity Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$ 9,297	$ 13,442	$ 59,089	$ 80,783
Net Realized Loss	(20,895)	(178,713)	(37,037)	(270,128)
Net Change in Unrealized Appreciation (Depreciation)	(20,949)	379,780	(544,228)	923,496
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,547)	214,509	(522,176)	734,151
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(22,189)	—	(84,735)
Class P:
Net Investment Income	—	(1,719)	—	(28,533)
Class H:
Net Investment Income	—	(21)	—	—
Class L:
Net Investment Income	—	(50)	—	—
Total Distributions	—	(23,979)	—	(113,268)
Capital Share Transactions:(1)
Class I:
Subscribed	90,843	259,808	408,084	521,944
Distributions Reinvested	—	19,020	—	75,015
Redeemed	(45,764)	(285,859)	(339,524)	(498,321)
Class P:
Subscribed	7,390	31,677	292,718	607,365
Distributions Reinvested	—	1,718	—	28,529
Redeemed	(6,520)	(43,192)	(281,066)	(368,514)
Class H:
Subscribed	552	149	—	—
Distributions Reinvested	—	15	—	—
Redeemed	(65)	(67)	—	—
Class L:
Subscribed	2,413	1,107	—	—
Distributions Reinvested	—	50	—	—
Redeemed	(139)	(8)	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	48,710	(15,582)	80,212	366,018
Redemption Fees	—	3	137	98
Total Increase (Decrease) in Net Assets	16,163	174,951	(441,827)	986,999
Net Assets:
Beginning of Period	693,617	518,666	4,280,899	3,293,900
End of Period	$709,780	$ 693,617	$3,839,072	$4,280,899
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$ (2,427)	$ (11,724)	$ 47,619	$ (11,470)

The accompanying notes are an integral part of the financial statements.	73

2010 Semi-Annual Report

June 30, 2010

Statements of Changes in Net Assets (cont’d)

	Global Real Estate Portfolio		International Equity Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009
	(000)	(000)	(000)	(000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	12,112	41,147	32,071	44,205
Shares Issued on Distributions Reinvested	—	2,612	—	5,861
Shares Redeemed	(6,122)	(44,447)	(26,814)	(44,823)
Net Increase (Decrease) in Class I Shares Outstanding	5,990	(688)	5,257	5,243
Class P:
Shares Subscribed	1,009	6,351	23,358	56,310
Shares Issued on Distributions Reinvested	—	237	—	2,254
Shares Redeemed	(877)	(7,650)	(22,206)	(33,657)
Net Increase (Decrease) in Class P Shares Outstanding	132	(1,062)	1,152	24,907
Class H:
Shares Subscribed	73	21	—	—
Shares Issued on Distributions Reinvested	—	2	—	—
Shares Redeemed	(9)	(13)	—	—
Net Increase in Class H Shares Outstanding	64	10	—	—
Class L:
Shares Subscribed	330	164	—	—
Shares Issued on Distributions Reinvested	—	7	—	—
Shares Redeemed	(20)	(1)	—	—
Net Increase in Class L Shares Outstanding	310	170	—	—

74	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Statements of Changes in Net Assets

	International Opportunity Portfolio	International Real Estate Portfolio
	Period from	Six Months
	March 31, 2010^	Ended	Year Ended
	to June 30, 2010	June 30, 2010	December 31,
	(unaudited)	(unaudited)	2009
	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$ 14	$ 8,577	$ 12,627
Net Realized Loss	— @	(6,536)	(163,043)
Net Change in Unrealized Appreciation (Depreciation)	(349)	(71,878)	297,901
Net Increase (Decrease) in Net Assets Resulting from Operations	(335)	(69,837)	147,485
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	—	(16,300)
Class P:
Net Investment Income	—	—	(305)
Total Distributions	—	—	(16,605)
Capital Share Transactions:(1)
Class I:
Subscribed	4,700	29,835	114,531
Distributions Reinvested	—	—	9,002
Redeemed	—	(58,711)	(215,130)
Class P:
Subscribed	100	26	542
Distributions Reinvested	—	—	290
Redeemed	—	(1,671)	(4,327)
Class H:
Subscribed	650	—	—
Distributions Reinvested	—	—	—
Redeemed	—	—	—
Class L:
Subscribed	100	—	—
Distributions Reinvested	—	—	—
Redeemed	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,550	(30,521)	(95,092)
Redemption Fees	—	2	1
Total Increase (Decrease) in Net Assets	5,215	(100,356)	35,789
Net Assets:
Beginning of Period	—	472,078	436,289
End of Period	$5,215	$ 371,722	$ 472,078
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$ 14	$ 6,036	$ (2,541)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	470	1,808	8,132
Shares Issued on Distributions Reinvested	—	—	519
Shares Redeemed	—	(3,519)	(16,521)
Net Increase (Decrease) in Class I Shares Outstanding	470	(1,711)	(7,870)
Class P:
Shares Subscribed	10	1	31
Shares Issued on Distributions Reinvested	—	—	17
Shares Redeemed	—	(100)	(300)
Net Increase (Decrease) in Class P Shares Outstanding	10	(99)	(252)
Class H:
Shares Subscribed	67	—	—
Shares Issued on Distributions Reinvested	—	—	—
Shares Redeemed	—	—	—
Net Increase in Class H Shares Outstanding	67	—	—
Class L:
Shares Subscribed	10	—	—
Shares Issued on Distributions Reinvested	—	—	—
Shares Redeemed	—	—	—
Net Increase in Class L Shares Outstanding	10	—	—

^      Commencement of Operations.

@    Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	75

2010 Semi-Annual Report

June 30, 2010

Statements of Changes in Net Assets

	International Small Cap Portfolio		Capital Growth Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$ 2,496	$ 4,315	$ 560	$ 2,101
Net Realized Gain (Loss)	9,052	(38,148)	16,316	(88,315)
Net Change in Unrealized Appreciation (Depreciation)	(52,309)	114,814	(62,154)	408,495
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,761)	80,981	(45,278)	322,281
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(5,024)	—	(2,063)
Class P:
Net Investment Income	—	(712)	—	(110)
Total Distributions	—	(5,736)	—	(2,173)
Capital Share Transactions:(1)
Class I:
Subscribed	18,724	43,141	30,997	70,667
Distributions Reinvested	—	4,242	—	2,062
Redeemed	(51,153)	(87,910)	(86,592)	(222,734)
Class P:
Subscribed	25,941	61,061	8,354	19,708
Distributions Reinvested	—	711	—	109
Redeemed	(1,002)	(221)	(8,640)	(20,100)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,490)	21,024	(55,881)	(150,288)
Redemption Fees	1	1	—	1
Total Increase (Decrease) in Net Assets	(48,250)	96,270	(101,159)	169,821
Net Assets:
Beginning of Period	412,915	316,645	773,545	603,724
End of Period	$364,665	$412,915	$672,386	$ 773,545
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$ 1,976	$ (520)	$ 529	$ (31)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,547	3,942	1,567	4,823
Shares Issued on Distributions Reinvested	—	367	—	107
Shares Redeemed	(4,162)	(8,302)	(4,388)	(15,582)
Net Decrease in Class I Shares Outstanding	(2,615)	(3,993)	(2,821)	(10,652)
Class P:
Shares Subscribed	2,170	5,247	424	1,392
Shares Issued on Distributions Reinvested	—	60	—	6
Shares Redeemed	(84)	(20)	(443)	(1,284)
Net Increase (Decrease) in Class P Shares Outstanding	2,086	5,287	(19)	114

76	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Statements of Changes in Net Assets

	Focus Growth Portfolio		Small Company Growth Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Loss	$ (10)	$ (12)	$ (2,486)	$ (4,435)
Net Realized Gain (Loss)	391	(546)	(9,054)	29,850
Net Change in Unrealized Appreciation (Depreciation)	(906)	4,422	(86,394)	449,982
Net Increase (Decrease) in Net Assets Resulting from Operations	(525)	3,864	(97,934)	475,397
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	—	—	(669)
Net Realized Gain	—	—	—	(11,915)
Class P:
Net Realized Gain	—	—	—	(6,995)
Total Distributions	—	—	—	(19,579)
Capital Share Transactions:(1)
Class I:
Subscribed	107	811	133,453	158,611
Distributions Reinvested	—	—	—	11,350
Redeemed	(1,488)	(1,005)	(93,075)	(124,905)
Class P:
Subscribed	43	9	49,425	100,503
Distributions Reinvested	—	—	—	6,995
Redeemed	(20)	(289)	(106,997)	(78,498)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,358)	(474)	(17,194)	74,056
Redemption Fees	—	—	54	109
Total Increase (Decrease) in Net Assets	(1,883)	3,390	(115,074)	529,983
Net Assets:
Beginning of Period	9,338	5,948	1,513,844	983,861
End of Period	$ 7,455	$ 9,338	$ 1,398,770	$ 1,513,844
Distributions in Excess of Net Investment Income Included in End of Period Net Assets	$ (16)	$ (6)	$ (2,514)	$ (28)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	7	68	11,934	17,551
Shares Issued on Distributions Reinvested	—	—	—	1,032
Shares Redeemed	(103)	(97)	(8,385)	(14,458)
Net Increase (Decrease) in Class I Shares Outstanding	(96)	(29)	3,549	4,125
Class P:
Shares Subscribed	3	1	4,712	11,990
Shares Issued on Distributions Reinvested	—	—	—	677
Shares Redeemed	(1)	(25)	(10,222)	(9,427)
Net Increase (Decrease) in Class P Shares Outstanding	2	(24)	(5,510)	3,240

The accompanying notes are an integral part of the financial statements.	77

2010 Semi-Annual Report

June 30, 2010

Statements of Changes in Net Assets

	U.S. Real Estate Portfolio		Emerging Markets Debt Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$ 9,356	$ 14,408	$ 2,100	$ 2,224
Net Realized Gain (Loss)	(3,770)	(127,856)	1,810	(896)
Net Change in Unrealized Appreciation (Depreciation)	30,751	275,153	(2,163)	5,432
Net Increase in Net Assets Resulting from Operations	36,337	161,705	1,747	6,760
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(3,268)	(11,151)	(617)	(190)
Net Realized Gain	—	—	—	(96)
Class P:
Net Investment Income	(489)	(2,184)	(79)	(29)
Net Realized Gain	—	—	—	(15)
Class H:
Net Investment Income	—	—	(27)	(15)
Net Realized Gain	—	—	—	(8)
Class L:
Net Investment Income	—	—	(21)	(5)
Net Realized Gain	—	—	—	(3)
Total Distributions	(3,757)	(13,335)	(744)	(361)
Capital Share Transactions:(1)
Class I:
Subscribed	288,226	175,413	11,607	26,603
Distributions Reinvested	—	10,494	—	285
Redeemed	(116,759)	(173,700)	(16,872)	(15,799)
Class P:
Subscribed	32,365	37,741	2,050	1,690
Distributions Reinvested	—	1,111	—	44
Redeemed	(26,229)	(43,173)	(368)	(1,735)
Class H:
Subscribed	—	—	490	568
Distributions Reinvested	—	—	—	23
Redeemed	—	—	(719)	(442)
Class L:
Subscribed	—	—	2,882	930
Distributions Reinvested	—	—	—	8
Redeemed	—	—	(382)	(160)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	177,603	7,886	(1,312)	12,015
Redemption Fees	—	3	1	— @
Total Increase (Decrease) in Net Assets	210,183	156,259	(308)	18,414
Net Assets:
Beginning of Period	700,984	544,725	46,041	27,627
End of Period	$ 911,167	$ 700,984	$ 45,733	$ 46,041
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$ 5,890	$ 291	$ 1,125	$ (231)

78	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Statements of Changes in Net Assets (cont’d)

	U.S. Real Estate Portfolio		Emerging Markets Debt Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009
	(000)	(000)	(000)	(000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	23,785	21,432	918	2,460
Shares Issued on Distributions Reinvested	—	1,382	—	26
Shares Redeemed	(9,807)	(21,092)	(1,335)	(1,558)
Net Increase (Decrease) in Class I Shares Outstanding	13,978	1,722	(417)	928
Class P:
Shares Subscribed	2,670	4,692	161	159
Shares Issued on Distributions Reinvested	—	150	—	4
Shares Redeemed	(2,239)	(5,245)	(29)	(168)
Net Increase (Decrease) in Class P Shares Outstanding	431	(403)	132	(5)
Class H:
Shares Subscribed	—	—	39	52
Shares Issued on Distributions Reinvested	—	—	—	2
Shares Redeemed	—	—	(57)	(40)
Net Increase (Decrease) in Class H Shares Outstanding	—	—	(18)	14
Class L:
Shares Subscribed	—	—	222	86
Shares Issued on Distributions Reinvested	—	—	—	1
Shares Redeemed	—	—	(30)	(14)
Net Increase in Class L Shares Outstanding	—	—	192	73
@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	79

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Active International Allocation Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$ 11.30		$ 9.11		$ 15.92	$ 15.10		$ 12.43	$ 10.96
Income (Loss) from Investment Operations:
Net Investment Income †	0.14		0.21		0.35	0.30		0.27	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(1.64)		2.26		(6.41)	1.96		2.75	1.40
Total from Investment Operations	(1.50)		2.47		(6.06)	2.26		3.02	1.61
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)		(0.14)	(0.54)		(0.35)	(0.14)
Net Realized Gain	—		—		(0.61)	(0.90)		—	—
Total Distributions	—		(0.28)		(0.75)	(1.44)		(0.35)	(0.14)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$ 9.80		$ 11.30		$ 9.11	$ 15.92		$ 15.10	$ 12.43
Total Return++	(13.27	)%#	27.26%		(39.25)%	15.30%		24.34%	14.85%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$419,898		$532,584		$565,313	$1,093,735		$967,361	$792,329
Ratio of Expenses to Average Net Assets (1)	0.78	%*+	0.79	%+	0.79%+	0.80	%+	0.80%	0.80%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.78	%*+	0.79	%+	0.79%+	0.80	%+	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets (1)	2.67	%*+	2.23	%+	2.70%+	1.93	%+	1.99%	1.84%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.01%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	6	%#	33%		34%	28%		16%	24%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.83	%*+	0.85	%+	0.82%+	0.81	%+	0.82%	0.83%
Net Investment Income to Average Net Assets	2.62	%*+	2.17	%+	2.67%+	1.92	%+	1.97%	1.81%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

80	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Active International Allocation Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$ 11.50		$ 9.27		$ 16.20	$15.36		$12.64	$11.13
Income (Loss) from Investment Operations:
Net Investment Income †	0.13		0.18		0.29	0.24		0.22	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(1.67)		2.31		(6.48)	2.01		2.81	1.43
Total from Investment Operations	(1.54)		2.49		(6.19)	2.25		3.03	1.62
Distributions from and/or in Excess of:
Net Investment Income	—		(0.26)		(0.13)	(0.51)		(0.31)	(0.11)
Net Realized Gain	—		—		(0.61)	(0.90)		—	—
Total Distributions	—		(0.26)		(0.74)	(1.41)		(0.31)	(0.11)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$ 9.96		$ 11.50		$ 9.27	$16.20		$15.36	$12.64
Total Return++	(13.39	)%#	26.99%		(39.41)%	14.95%		23.95%	14.67%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,152		$16,479		$ 7,614	$5,285		$3,573	$2,215
Ratio of Expenses to Average Net Assets (1)	1.03	%*+	1.04	%+	1.04%+	1.05	%+	1.05%	1.05%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.03	%*+	1.04	%+	1.04%+	1.05	%+	1.05%	1.05%
Ratio of Net Investment Income to Average Net Assets (1)	2.42	%*+	1.80	%+	2.32%+	1.52	%+	1.61%	1.69%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.01%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	6	%#	33%		34%	28%		16%	24%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.08	%*+	1.10	%+	1.07%+	1.06	%+	1.07%	1.08%
Net Investment Income to Average Net Assets	2.37	%*+	1.74	%+	2.29%+	1.51	%+	1.59%	1.66%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	81

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Emerging Markets Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 23.10		$ 13.79	$ 34.02	$ 29.29	$ 25.36	$ 19.10
Income (Loss) from Investment Operations:
Net Investment Income †	0.09		0.10	0.19	0.10	0.18	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(1.60)		9.49	(18.78)	11.76	9.22	6.36
Total from Investment Operations	(1.51)		9.59	(18.59)	11.86	9.40	6.61
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)	—	(0.13)	(0.29)	(0.35)
Net Realized Gain	—		—	(1.64)	(7.01)	(5.18)	—
Total Distributions	—		(0.28)	(1.64)	(7.14)	(5.47)	(0.35)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.01	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$ 21.59		$ 23.10	$ 13.79	$ 34.02	$ 29.29	$ 25.36
Total Return++	(6.50	)%#	69.54%	(56.39)%	41.56%	38.00%	34.54%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,804,499		$2,198,793	$1,191,199	$3,323,130	$2,283,535	$1,749,671
Ratio of Expenses to Average Net Assets	1.47	%*+	1.40%+	1.43%+	1.35%+	1.40%	1.41%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.47	%*+	1.40%+	1.43%+	1.35%+	1.40%	1.41%
Ratio of Net Investment Income to Average Net Assets	0.80	%*+	0.56%+	0.78%+	0.28%+	0.62%	1.17%
Ratio of Rebate from Morgan Stanley Affiliates to Average
Net Assets	0.01	%*	0.01%	0.00%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	25	%#	64%	96%	101%	82%	59%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

82	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Emerging Markets Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$ 22.61		$ 13.51	$ 33.46	$ 28.91		$ 25.07	$ 18.90
Income (Loss) from Investment Operations:
Net Investment Income †	0.06		0.06	0.13	0.01		0.13	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(1.57)		9.28	(18.44)	11.60		9.09	6.26
Total from Investment Operations	(1.51)		9.34	(18.31)	11.61		9.22	6.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)	—	(0.05)		(0.20)	(0.29)
Net Realized Gain	—		—	(1.64)	(7.01)		(5.18)	—
Total Distributions	—		(0.24)	(1.64)	(7.06)		(5.38)	(0.29)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡	0.00 ‡	0.01
Net Asset Value, End of Period	$ 21.10		$ 22.61	$ 13.51	$ 33.46		$ 28.91	$ 25.07
Total Return++	(6.64	)%#	69.11%	(56.50)%	41.20%		37.65%	34.17%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$95,186		$126,487	$67,559	$179,834		$126,450	$103,482
Ratio of Expenses to Average Net Assets	1.72	%*+	1.65%+	1.68%+	1.60	%+	1.65%	1.66%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.72	%*+	1.65%+	1.68%+	1.60	%+	1.65%	1.66%
Ratio of Net Investment Income to Average Net Assets	0.55	%*+	0.32%+	0.52%+	0.02	%+	0.47%	0.90%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	25	%#	64%	96%	101%		82%	59%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	83

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Global Franchise Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 13.81		$ 10.82		$ 16.62	$ 17.98	$ 15.69	$ 15.12
Income (Loss) from Investment Operations:
Net Investment Income †	0.22		0.19		0.35	0.40	0.30	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.65)		2.98		(5.11)	1.30	3.07	1.52
Total from Investment Operations	(0.43)		3.17		(4.76)	1.70	3.37	1.78
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		(0.84)	(0.15)	(0.13)	(0.31)
Net Realized Gain	—		—		(0.20)	(2.91)	(0.95)	(0.90)
Total Distributions	—		(0.18)		(1.04)	(3.06)	(1.08)	(1.21)
Redemption Fees	0.00	‡	—		—	—	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$ 13.38		$ 13.81		$ 10.82	$ 16.62	$ 17.98	$ 15.69
Total Return++	(3.11	)%#	29.65%		(28.88)%	9.58%	21.60%	11.91%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$68,724		$111,852		$78,029	$110,135	$128,434	$85,018
Ratio of Expenses to Average Net Assets	1.00	%*+	1.00	%+	1.00%+	0.99%+	1.00%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00	%*+	1.00	%+	1.00%+	0.98%+	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets (1)	3.18	%*+	1.62	%+	2.49%+	2.10%+	1.74%	1.67%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.01%	0.00%§	N/A	N/A
Portfolio Turnover Rate	46	%#	18%		31%	22%	35%	19%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.05	%*+	1.01	%+	1.01%+	N/A	1.01%	1.07%
Net Investment Income to Average Net Assets	3.14	%*+	1.61	%+	2.48%+	N/A	1.73%	1.60%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

84	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Global Franchise Portfolio

		Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$13.65		$10.71		$ 16.44	$17.82	$15.56	$15.01
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.11		0.34	0.30	0.24	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.65)		2.99		(5.07)	1.34	3.04	1.48
Total from Investment Operations	(0.45)		3.10		(4.73)	1.64	3.28	1.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.80)	(0.11)	(0.07)	(0.27)
Net Realized Gain	—		—		(0.20)	(2.91)	(0.95)	(0.90)
Total Distributions	—		(0.16)		(1.00)	(3.02)	(1.02)	(1.17)
Redemption Fees	—		—		—	—	0.00 ‡	—
Net Asset Value, End of Period	$13.20		$13.65		$ 10.71	$16.44	$17.82	$15.56
Total Return++	(3.23	)%#	29.24%		(29.00)%	9.26%	21.31%	11.53%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,496		$9,332		$ 2,892	$6,327	$4,135	$4,401
Ratio of Expenses to Average Net Assets (1)	1.25	%*+	1.25	%+	1.25%+	1.24%+	1.25%	1.25%
Ratio of Expenses to Average Net Assets Excluding
Non Operating Expenses	1.25	%*+	1.25	%+	1.25%+	1.23%+	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets (1)	2.93	%*+	0.92	%+	2.43%+	1.62%+	1.43%	1.52%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.01%	0.00%§	N/A	N/A
Portfolio Turnover Rate	46	%#	18%		31%	22%	35%	19%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.30	%*+	1.26	%+	1.26%+	N/A	1.26%	1.32%
Net Investment Income to Average Net Assets	2.89	%*+	0.91	%+	2.42%+	N/A	1.42%	1.45%
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	85

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Global Growth Portfolio

	Class I**
	Period from
	April 1, 2010 to		Year Ended	Period from
	June 30, 2010		March 31,	May 30, 2008^ to
Selected Per Share Data and Ratios	(unaudited)		2010	March 31, 2009
Net Asset Value, Beginning of Period	$ 9.53		$ 5.08	$ 10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		0.01	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.82)		4.47	(4.90)
Total from Investment Operations	(0.81)		4.48	(4.92)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)	—
Net Asset Value, End of Period	$ 8.72		$ 9.53	$ 5.08
Total Return++	(8.50	)%#	88.32%	(49.20	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$ 4.0		$ 5.6	$ 2.3
Ratio of Expenses to Average Net Assets (1)+	1.27	%*	1.25%	1.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)+	0.37	%*	0.09%	(0.34	)%*
Portfolio Turnover Rate	0	%#	17%	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Ratio of Expenses to Average Net Assets	2.42	%*	4.51%	12.66	%*
Ratio of Net Investment Loss to Average Net Assets	(0.78	)%*	(3.17)%	(11.75	)%*
^	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
+

The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratios Before Expense Limitation”.

#	Not Annualized.
*	Annualized.
**

On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund (“the Predecessor Fund”). Therefore, the per share data and ratios of Class I shares for the period ended June 30, 2010 and prior years reflect the historical per share data of Class I shares of the Predecessor Fund.

86	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Global Growth Portfolio

	Class P
	Period from
	May 21, 2010^ to
	June 30, 2010
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$ 8.62
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.02)
Net Realized and Unrealized Gain on Investments	0.10
Total from Investment Operations	0.08
Net Asset Value, End of Period	$ 8.70
Total Return++	0.93	#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 1
Ratio of Expenses to Average Net Assets (1)+	1.95	%*
Ratio of Net Investment Loss to Average Net Assets (1)+	(2.06	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Ratio of Expenses to Average Net Assets	2.66	%*
Ratio of Net Investment Loss to Average Net Assets	(2.77	)%*
^	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
+

The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratios Before Expense Limitation”.

#	Not Annualized.
*	Annualized.

The accompanying notes are an integral part of the financial statements.	87

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Global Growth Portfolio

	Class H **
	Period from
	April 1, 2010 to		Year Ended	Period from
	June 30, 2010		March 31,	May 30, 2008^ to
Selected Per Share Data and Ratios	(unaudited)		2010	March 31, 2009
Net Asset Value, Beginning of Period	$ 9.50		$ 5.07	$ 10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.00	‡	(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.82)		4.49	(4.90)
Total from Investment Operations	(0.82)		4.46	(4.93)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)	—
Net Asset Value, End of Period	$ 8.68		$ 9.50	$ 5.07
Total Return++	(8.63	)%#	87.93%	(49.30	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$ 5.7		$ 7.1	$ 0.4
Ratio of Expenses to Average Net Assets (1)+	1.57	%*	1.50%	1.50	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.04	)%*	(0.36)%	(0.57	)%*
Portfolio Turnover Rate	0.00	%#	17%	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Ratio of Expenses to Average Net Assets	2.57	%*	4.76%	13.43	%*
Ratio of Net Investment Loss to Average Net Assets	(1.03	)%*	(3.62)%	(12.50	)%*
^	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005.
++	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
+

The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratios Before Expense Limitation”.

#	Not Annualized.
*	Annualized.
**

On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund (“the Predecessor Fund”). Therefore, the per share data and ratios of Class H shares for the period ended June 30, 2010 and prior years reflect the historical per share data of Class A shares of the Predecessor Fund.

88	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Global Growth Portfolio

	Class L**
	Period from
	April 1, 2010 to		Year Ended	Period from
	June 30, 2010		March 31,	May 30, 2008^ to
Selected Per Share Data and Ratios	(unaudited)		2010	March 31, 2009
Net Asset Value, Beginning of Period	$ 9.48		$ 5.08	$ 10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.01)		(0.09)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.82)		4.51	(4.90)
Total from Investment Operations	(0.83)		4.42	(4.92)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)	—
Net Asset Value, End of Period	$ 8.65		$ 9.48	$ 5.08
Total Return++	(8.76	)%#	87.08%	(49.20	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$ 0.6		$ 1.4	$ 0.1
Ratio of Expenses to Average Net Assets (1)+	2.51	%*	2.11%	1.31	%*
Ratio of Net Investment Loss to Average Net Assets (1)+	(0.59	)%*	(1.03)%	(0.39	)%*
Portfolio Turnover Rate	0.00	%#	17%	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Ratio of Expenses to Average Net Assets	3.61	%*	5.37%	12.85	%*
Ratio of Net Investment Loss to Average Net Assets	(1.69	)%*	(4.29)%	(11.93	)%*
^	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratios Before Expense Limitation”.

#	Not Annualized.
*	Annualized.
**

On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund (“the Predecessor Fund”). Therefore, the per share data and ratios of Class L shares for the period ended June 30, 2010 and prior years reflect the historical per share data of Class C shares of the Predecessor Fund.

The accompanying notes are an integral part of the financial statements.	89

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Global Real Estate Portfolio

	Class I
	Six Months						Period from
	Ended June 30,		Year Ended December 31,				August 30, 2006^ to
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008	2007	December 31, 2006
Net Asset Value, Beginning of Period	$ 7.47		$ 5.49		$ 10.04	$ 11.56	$ 10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.14		0.16	0.18	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.42)		2.11		(4.67)	(1.09)	1.66
Total from Investment Operations	(0.32)		2.25		(4.51)	(0.91)	1.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)		(0.02)	(0.40)	(0.13)
Net Realized Gain	—		—		(0.02)	(0.21)	(0.03)
Total Distributions	—		(0.27)		(0.04)	(0.61)	(0.16)
Redemption Fees	—		0.00	‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$ 7.15		$ 7.47		$ 5.49	$ 10.04	$ 11.56
Total Return++	(4.28	)%#	41.04%		(45.00)%	(7.87)%	17.20	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$653,787		$638,744		$473,459	$632,737	$238,647
Ratio of Expenses to Average Net Assets (1)	1.02	%*+	1.01	%+	1.05%+	1.02%+	1.05	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.02	%*+	1.01	%+	1.04%+	1.02%+	N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.61	%*+	2.31	%+	1.92%+	1.55%+	1.53	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	10	%#	59%		40%	39%	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A	N/A	1.15	%*
Net Investment Income to Average Net Assets	N/A		N/A		N/A	N/A	1.43	%*
^					Commencement of Operations.
†					Per share amount is based on average shares outstanding.
‡					Amount is less than $0.005 per share.
#					Not Annualized.
++					Calculated based on the net asset value as of the last business day of the period.
*					Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§					Amount is less than 0.005%.

90	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Global Real Estate Portfolio

	Class P
	Six Months							Period from
	Ended June 30,		Year Ended December 31,					August 30, 2006^ to
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008		2007	December 31, 2006
Net Asset Value, Beginning of Period	$ 7.44		$ 5.47		$ 10.02		$ 11.56	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.13		0.16		0.16	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.42)		2.09		(4.68)		(1.11)	1.67
Total from Investment Operations	(0.33)		2.22		(4.52)		(0.95)	1.71
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)		(0.01)		(0.38)	(0.12)
Net Realized Gain	—		—		(0.02)		(0.21)	(0.03)
Total Distributions	—		(0.25)		(0.03)		(0.59)	(0.15)
Redemption Fees	—		0.00	‡	0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$ 7.11		$ 7.44		$ 5.47		$ 10.02	$11.56
Total Return++	(4.44	)%#	40.66%		(45.15)%		(8.15)%	17.11	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$51,256		$52,663		$44,555		$13,187	$ 116
Ratio of Expenses to Average Net Assets (1)	1.27	%*+	1.26	%+	1.30	%+	1.27%+	1.30	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.27	%*+	1.26	%+	1.29	%+	1.27%+	N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.36	%*+	2.08	%+	2.32	%+	1.39%+	1.07	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00%§	N/A
Portfolio Turnover Rate	10	%#	59%		40%		39%	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.32	%+	N/A	1.41	%*
Net Investment Income to Average Net Assets	N/A		N/A		2.30	%+	N/A	0.96	%*
^	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	91

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Global Real Estate Portfolio

	Class H
	Six Months		Year Ended	Period from
	Ended June 30,		December 31,	January 2, 2008^ to
Selected Per Share Data and Ratios	2010 (unaudited)		2009	December 31, 2008
Net Asset Value, Beginning of Period	$ 7.43		$ 5.47	$ 9.95
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.13	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.43)		2.08	(4.57)
Total from Investment Operations	(0.33)		2.21	(4.46)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)	—
Net Realized Gain	—		—	(0.02)
Total Distributions	—		(0.25)	(0.02)
Redemption Fees	—		0.00 ‡	—
Net Asset Value, End of Period	$ 7.10		$ 7.43	$ 5.47
Total Return++	(4.44	)%#	40.59%	(44.88	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,036		$ 607	$ 391
Ratio of Expenses to Average Net Assets (1)	1.27	%*+	1.26%+	1.70	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.27	%*+	1.26%+	1.29	%*+
Ratio of Net Investment Income to Average Net Assets (1)	2.36	%*+	2.03%+	1.42	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00%§	0.00	%*§
Portfolio Turnover Rate	10	%#	59%	40	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	1.70	%*+
Net Investment Income to Average Net Assets	N/A		N/A	1.42	%*+
^	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

92	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Global Real Estate Portfolio

	Class L
	Six Months		Year Ended	Period from
	Ended June 30,		December 31,	June 16, 2008^ to
Selected Per Share Data and Ratios	2010 (unaudited)		2009	December 31, 2008
Net Asset Value, Beginning of Period	$ 7.35		$ 5.43	$ 9.46
Income (Loss) from Investment Operations:
Net Investment Income†	0.07		0.08	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.42)		2.08	(4.05)
Total from Investment Operations	(0.35)		2.16	(4.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)	—
Net Realized Gain	—		—	(0.02)
Total Distributions	—		(0.24)	(0.02)
Redemption Fees	—		0.00 ‡	—
Net Asset Value, End of Period	$ 7.00		$ 7.35	$ 5.43
Total Return++	(4.76	)%#	39.91%	(42.45	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,701		$1,603	$ 261
Ratio of Expenses to Average Net Assets (1)	1.77	%*+	1.76%+	1.81	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.77	%*+	1.76%+	1.80	%*+
Ratio of Net Investment Income to Average Net Assets (1)	1.86	%*+	1.23%+	1.20	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00%§	0.00	%*§
Portfolio Turnover Rate	10	%#	59%	40	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	1.84	%*+
Net Investment Income to Average Net Assets	N/A		N/A	1.17	%*+
^	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized.
++	Calculated based on the net asset value as of the last business day of the period.
*	Annualized.
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	93

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

International Equity Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$ 13.02		$ 11.01		$ 18.92	$ 20.58		$ 20.34	$ 20.99
Income (Loss) from Investment Operations:
Net Investment Income†	0.18		0.27		0.44	0.43		0.64	0.43
Net Realized and Unrealized Gain (Loss) on Investments	(1.75)		2.10		(6.76)	1.53		3.93	0.93
Total from Investment Operations	(1.57)		2.37		(6.32)	1.96		4.57	1.36
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)		(0.41)	(0.46)		(0.59)	(0.35)
Net Realized Gain	—		—		(1.18)	(3.16)		(3.74)	(1.66)
Total Distributions	—		(0.36)		(1.59)	(3.62)		(4.33)	(2.01)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$ 11.45		$ 13.02		$ 11.01	$ 18.92		$ 20.58	$ 20.34
Total Return++	(12.06	)%#	21.56%		(33.12)%	9.84%		22.50%	6.45%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,831,222		$3,148,980		$2,606,704	$5,105,807		$5,900,906	$6,704,732
Ratio of Expenses to Average Net Assets (1)	0.95	%*+	0.94	%+	0.95%+	0.93	%+	0.94%	0.93%
Ratio of Expenses to Average Net Assets Excluding
Non Operating Expenses	0.95	%*+	0.94	%+	0.95%+	0.93	%+	0.94%	0.93%
Ratio of Net Investment Income to Average Net Assets (1)	2.88	%*+	2.35	%+	2.73%+	1.97	%+	2.88%	2.04%
Ratio of Rebate from Morgan Stanley Affiliates to Average
Net Assets	0.00	%*§	0.01%		0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	20	%#	38%		34%	31%		38%	28%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.99	%*+	0.95	%+	N/A	N/A		N/A	N/A
Net Investment Income to Average Net Assets	2.84	%*+	2.34	%+	N/A	N/A		N/A	N/A
†								Per share amount is based on average shares outstanding.
‡								Amount is less than $0.005 per share.
++								Calculated based on the net asset value as of the last business day of the period.
#								Not Annualized.
*								Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§								Amount is less than 0.005% .

94	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

International Equity Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$ 12.87		$ 10.90		$ 18.73	$ 20.40		$ 20.19	$ 20.85
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.23		0.38	0.37		0.60	0.37
Net Realized and Unrealized Gain (Loss) on Investments	(1.72)		2.07		(6.66)	1.52		3.87	0.93
Total from Investment Operations	(1.56)		2.30		(6.28)	1.89		4.47	1.30
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)		(0.37)	(0.40)		(0.52)	(0.30)
Net Realized Gain	—		—		(1.18)	(3.16)		(3.74)	(1.66)
Total Distributions	—		(0.33)		(1.55)	(3.56)		(4.26)	(1.96)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$ 11.31		$ 12.87		$ 10.90	$ 18.73		$ 20.40	$ 20.19
Total Return++	(12.12	)%#	21.18%		(33.21)%	9.52%		22.21%	6.20%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,007,850		$1,131,919		$687,196	$1,019,595		$1,152,822	$1,206,125
Ratio of Expenses to Average Net Assets (1)	1.20	%*+	1.19	%+	1.20%+	1.18	%+	1.19%	1.18%
Ratio of Expenses to Average Net Assets Excluding
Non Operating Expenses	1.20	%*+	1.19	%+	1.20%+	1.18	%+	1.19%	1.18%
Ratio of Net Investment Income to Average Net Assets (1)	2.63	%*+	2.02	%+	2.43%+	1.71	%+	2.71%	1.77%
Ratio of Rebate from Morgan Stanley Affiliates to Average
Net Assets	0.00	%*§	0.01%		0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	20	%#	38%		34%	31%		38%	28%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.24	%*+	1.20	%+	N/A	N/A		N/A	N/A
Net Investment Income to Average Net Assets	2.59	%*+	2.01	%+	N/A	N/A		N/A	N/A
†					Per share amount is based on average shares outstanding.
‡					Amount is less than $0.005 per share.
++					Calculated based on the net asset value as of the last business day of the period.
#					Not Annualized.
*					Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§					Amount is less than 0.005% .

The accompanying notes are an integral part of the financial statements.	95

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

International Opportunity Portfolio

	Class I
	Period from
	March 31, 2010^ to
	June 30, 2010
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.03
Net Realized and Unrealized Loss on Investments	(0.67)
Total from Investment Operations	(0.64)
Net Asset Value, End of Period	$ 9.36
Total Return++	(6.40	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,400
Ratio of Expenses to Average Net Assets (1)	1.15	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.15	%*+
Ratio of Net Investment Income to Average Net Assets (1)	1.13	%*+
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.12	%*+
Net Investment Loss to Average Net Assets	(2.84	)%*+
Portfolio Turnover Rate	0	%#
^	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

96	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

International Opportunity Portfolio

	Class P
	Period from
	March 31, 2010^ to
	June 30, 2010
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.02
Net Realized and Unrealized Loss on Investments	(0.67)
Total from Investment Operations	(0.65)
Net Asset Value, End of Period	$ 9.35
Total Return++	(6.50	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 94
Ratio of Expenses to Average Net Assets (1)	1.40	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.40	%*+
Ratio of Net Investment Income to Average Net Assets (1)	0.88	%*+
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.37	%*+
Net Investment Loss to Average Net Assets	(3.09	)%*+
Portfolio Turnover Rate	0	%#
^	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

The accompanying notes are an integral part of the financial statements.	97

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

International Opportunity Portfolio

	Class H
	Period from
	March 31, 2010^ to
	June 30, 2010
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.01
Net Realized and Unrealized Loss on Investments	(0.66)
Total from Investment Operations	(0.65)
Net Asset Value, End of Period	$ 9.35
Total Return++	(6.50	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 628
Ratio of Expenses to Average Net Assets (1)	1.40	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.40	%*+
Ratio of Net Investment Income to Average Net Assets (1)	0.88	%*+
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.37	%*+
Net Investment Loss to Average Net Assets	(3.09	)%*+
Portfolio Turnover Rate	0	%#

^	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

98	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

International Opportunity Portfolio

	Class L
	Period from
	March 31, 2010^ to
	June 30, 2010
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.01
Net Realized and Unrealized Loss on Investments	(0.67)
Total from Investment Operations	(0.66)
Net Asset Value, End of Period	$ 9.34
Total Return++	(6.60	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 93
Ratio of Expenses to Average Net Assets (1)	1.90	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.90	%*+
Ratio of Net Investment Income to Average Net Assets (1)	0.38	%*+
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.87	%*+
Net Investment Loss to Average Net Assets	(3.59	)%*+
Portfolio Turnover Rate	0	%#

^	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

The accompanying notes are an integral part of the financial statements.	99

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

International Real Estate Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008		2007	2006	2005
Net Asset Value, Beginning of Period	$17.80		$ 12.59		$ 25.30		$ 34.82	$ 23.63	$ 21.95
Income (Loss) from Investment Operations:
Net Investment Income†	0.33		0.44		0.56		0.69	0.35	0.43
Net Realized and Unrealized Gain (Loss) on Investments	(3.09)		5.40		(13.15)		(6.79)	12.78	2.96
Total from Investment Operations	(2.76)		5.84		(12.59)		(6.10)	13.13	3.39
Distributions from and/or in Excess of:
Net Investment Income	—		(0.63)		—		(1.77)	(0.85)	(0.35)
Net Realized Gain	—		—		(0.12)		(1.65)	(1.09)	(1.36)
Total Distributions	—		(0.63)		(0.12)		(3.42)	(1.94)	(1.71)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$15.04		$ 17.80		$ 12.59		$ 25.30	$ 34.82	$ 23.63
Total Return++	(15.51	)%#	46.54%		(49.95)%		(17.59)%	56.06%	15.52%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$366,084		$463,649		$427,148		$1,053,018	$1,125,569	$250,511
Ratio of Expenses to Average Net Assets (1)	0.99	%*+	0.93	%+	0.95	%+	0.94%+	0.95%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.99	%*+	0.93	%+	0.94	%+	0.94%+	0.95%	1.00%
Ratio of Net Investment Income to Average Net Assets (1)	4.02	%*+	3.04	%+	2.68	%+	2.10%+	1.19%	1.88%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	14	%#	56%		54%		55%	36%	57%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		0.97	%+	N/A	N/A	1.11%
Net Investment Income to Average Net Assets	N/A		N/A		2.66	%+	N/A	N/A	1.77%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

100	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

International Real Estate Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008		2007	2006	2005
Net Asset Value, Beginning of Period	$ 17.77		$12.58		$ 25.33		$ 34.83	$ 23.68	$22.04
Income (Loss) from Investment Operations:
Net Investment Income†	0.31		0.39		0.63		0.58	0.29	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(3.08)		5.39		(13.26)		(6.74)	12.77	3.01
Total from Investment Operations	(2.77)		5.78		(12.63)		(6.16)	13.06	3.33
Distributions from and/or in Excess of:
Net Investment Income	—		(0.59)		—		(1.69)	(0.82)	(0.33)
Net Realized Gain	—		—		(0.12)		(1.65)	(1.09)	(1.36)
Total Distributions	—		(0.59)		(0.12)		(3.34)	(1.91)	(1.69)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$ 15.00		$17.77		$ 12.58		$ 25.33	$ 34.83	$23.68
Total Return++	(15.59	)%#	46.08%		(50.05)%		(17.76)%	55.69%	15.22%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 5,638		$8,429		$ 9,141		$97,800	$97,951	$8,674
Ratio of Expenses to Average Net Assets (1)	1.24	%*+	1.18	%+	1.19	%+	1.19%+	1.20%	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.24	%*+	1.18	%+	1.19	%+	1.19%+	1.20%	1.25%
Ratio of Net Investment Income to Average Net Assets (1)	3.77	%*+	2.74	%+	2.66	%+	1.76%+	0.94%	1.34%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	14	%#	56%		54%		55%	36%	57%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.22	%+	N/A	N/A	1.45%
Net Investment Income to Average Net Assets	N/A		N/A		2.64	%+	N/A	N/A	1.14%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	101

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

International Small Cap Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008		2007	2006	2005
Net Asset Value, Beginning of Period	$ 11.97		$ 9.53		$ 17.08		$ 23.72	$ 24.14	$ 25.11
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.14		0.34		0.27	0.32	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(1.31)		2.47		(6.66)		(1.11)	4.27	2.89
Total from Investment Operations	(1.23)		2.61		(6.32)		(0.84)	4.59	3.21
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)		(0.41)		(0.27)	(0.41)	(0.47)
Net Realized Gain	—		—		(0.82)		(5.53)	(4.60)	(3.71)
Total Distributions	—		(0.17)		(1.23)		(5.80)	(5.01)	(4.18)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$ 10.74		$ 11.97		$ 9.53		$ 17.08	$ 23.72	$ 24.14
Total Return++	(10.28	)%#	27.45%		(38.33)%		(3.22)%	19.61%	13.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$285,583		$349,589		$316,526		$796,050	$1,312,064	$1,389,078
Ratio of Expenses to Average Net Assets (1)	1.14	%*+	1.14%	+	1.13	%+	1.09%+	1.10%	1.10%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.14	%*+	1.14%	+	1.12	%+	1.09%+	1.10%	1.10%
Ratio of Net Investment Income to Average Net Assets (1)	1.30	%*+	1.31%	+	2.47	%+	1.10%+	1.25%	1.22%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	34	%#	127%		49%		53%	40%	47%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.15	%*+	N/A		1.15	%+	N/A	N/A	N/A
Net Investment Income to Average Net Assets	1.29	%*+	N/A		2.44	%+	N/A	N/A	N/A

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

102	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

International Small Cap Portfolio

	Class P
	Six Months		Year Ended		Period from
	Ended June 30,		December 31,		October 21, 2008^ to
Selected Per Share Data and Ratios	2010 (unaudited)		2009		December 31, 2008
Net Asset Value, Beginning of Period	$ 11.95		$ 9.53		$ 9.80
Income (Loss) from Investment Operations:
Net Investment Income†	0.06		0.01		0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	(1.30)		2.57		0.14
Total from Investment Operations	(1.24)		2.58		0.14
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.41)
Total Distributions	—		(0.16)		(0.41)
Redemption Fees	0.00	‡	0.00	‡	—
Net Asset Value, End of Period	$ 10.71		$ 11.95		$ 9.53
Total Return++	(10.38	)%#	27.14%		1.56	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$79,082		$63,326		$ 119
Ratio of Expenses to Average Net Assets (1)	1.39	%*+	1.37	%+**	1.39	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.39	%*+	1.37	%+**	1.39	%*+
Ratio of Net Investment Income to Average Net Assets (1)	1.05	%*+	0.12	%+	0.09	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%*§
Portfolio Turnover Rate	34	%#	127%		49	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.40	%*+	N/A		1.86	%*+
Net Investment Income (Loss) to Average Net Assets	1.04	%*+	N/A		(0.38	)%*+

^	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net  Assets”.

**	Ratios of Expenses to Average Net Assets for Class P may vary by more than the shareholder servicing fees due to fluctuations in daily net asset amounts.
§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	103

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Capital Growth Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$ 19.69		$ 12.12		$ 24.69	$ 20.28		$ 19.49	$ 16.88
Income (Loss) from Investment Operations:
Net Investment Income†	0.02		0.05		0.05	0.10		0.01	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(1.25)		7.58		(12.50)	4.41		0.78	2.63
Total from Investment Operations	(1.23)		7.63		(12.45)	4.51		0.79	2.65
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.10)	(0.10)		0.00 ‡	(0.04)
Net Realized Gain	—		—		(0.02)	—		—	—
Total Distributions	—		(0.06)		(0.12)	(0.10)		0.00 ‡	(0.04)
Redemption Fees	—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$ 18.46		$ 19.69		$ 12.12	$ 24.69		$ 20.28	$ 19.49
Total Return++	(6.25	)%#	62.97	%**	(50.47)%	22.29%		4.07%	15.72%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$579,628		$674,070		$543,841	$1,406,866		$1,012,417	$871,905
Ratio of Expenses to Average Net Assets	0.71	%*+	0.65	%+	0.62%+	0.62	%+	0.63%	0.65%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.71	%*+	0.65	%+	0.62%+	0.62	%+	0.63%	0.65%
Ratio of Net Investment Income to Average Net Assets	0.18	%*+	0.35	%+	0.24%+	0.46	%+	0.03%	0.13%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	13	%#	19%		42%	50%		59%	106%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
**

Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 62.72%.

*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

104	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Capital Growth Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$ 19.40		$ 11.94		$ 24.27	$ 19.95		$ 19.21	$ 16.67
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		0.02		0.00 ‡	0.05		(0.04)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(1.23)		7.46		(12.27)	4.33		0.78	2.60
Total from Investment Operations	(1.24)		7.48		(12.27)	4.38		0.74	2.57
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.04)	(0.06)		—	(0.03)
Net Realized Gain	—		—		(0.02)	—		—	—
Total Distributions	—		(0.02)		(0.06)	(0.06)		—	(0.03)
Redemption Fees	—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$ 18.16		$ 19.40		$ 11.94	$ 24.27		$ 19.95	$ 19.21
Total Return++	(6.39	)%#	62.66	%**	(50.57)%	21.93%		3.85%	15.41%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$92,758		$99,475		$59,883	$166,717		$57,689	$35,678
Ratio of Expenses to Average Net Assets	0.96	%*+	0.90	%+	0.87%+	0.87	%+	0.88%	0.90%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.96	%*+	0.90	%+	0.87%+	0.87	%+	0.88%	0.90%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.07	)%*+	0.10	%+	(0.01)%+	0.24	%+	(0.23)%	(0.17)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	13	%#	19%		42%	50%		59%	106%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
**

Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 62.41%.

*	Annualized.
+

The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	105

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Focus Growth Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$15.27		$ 8.95		$ 18.81		$ 15.19		$ 14.78	$ 12.59
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.02)		(0.01)		0.00	‡	0.03		(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.83)		6.33		(9.82)		3.62		0.44	2.24
Total from Investment Operations	(0.85)		6.32		(9.82)		3.65		0.41	2.21
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.04)		(0.03)		—	(0.02)
Total Distributions	—		—		(0.04)		(0.03)		—	(0.02)
Redemption Fees	—		—		0.00	‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$14.42		$15.27		$ 8.95		$ 18.81		$ 15.19	$ 14.78
Total Return++	(5.57	)%#	70.61	%**	(52.19)%		24.02%		2.77%	17.60%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,056		$7,878		$ 4,879		$13,852		$12,416	$54,321
Ratio of Expenses to Average Net Assets (1)	1.00	%*+	0.99	%+	1.00	%+	1.00	%+	0.79%	0.91%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00	%*+	0.99	%+	1.00	%+	1.00	%+	0.79%	0.91%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.23	)%*+	(0.12	)%+	0.02	%+	0.16	%+	(0.23)%	(0.27)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%		0.00	%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	19	%#	11%		36%		57%		76%	78%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.78	%*+	1.88	%+	1.29	%+	1.13	%+	N/A	N/A
Net Investment Income (Loss) to Average Net Assets	(1.01	)%*+	(1.01	)%+	(0.27	)%+	0.03	%+	N/A	N/A

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
**

Performance was positively impacted by approximately 2.12% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 68.49%.

*	Annualized.
+

The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

106	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Focus Growth Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$14.86		$ 8.73		$ 18.32		$14.81		$14.45	$ 12.34
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)		(0.04)		(0.04)		(0.01)		(0.06)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.80)		6.17		(9.55)		3.52		0.42	2.19
Total from Investment Operations	(0.83)		6.13		(9.59)		3.51		0.36	2.13
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.00	)‡	—		—	(0.02)
Redemption Fees	—		—		0.00	‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$14.03		$14.86		$ 8.73		$18.32		$14.81	$ 14.45
Total Return++	(5.65	)%#	70.02	%**	(52.27)%		23.70%		2.49%	17.30%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,399		$1,460		$ 1,069		$2,913		$2,317	$12,442
Ratio of Expenses to Average Net Assets (1)	1.25	%*+	1.24	%+	1.25	%+	1.25	%+	1.04%	1.16%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25	%*+	1.24	%+	1.25	%+	1.25	%+	1.04%	1.16%
Ratio of Net Investment Loss to Average Net Assets (1)	(0.48	)%*+	(0.38	)%+	(0.24	)%+	(0.07	)%+	(0.45)%	(0.49)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%		0.00	%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	19	%#	11%		36%		57%		76%	78%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.03	%*+	2.16	%+	1.54	%+	1.38	%+	N/A	N/A
Net Investment Loss to Average Net Assets	(1.26	)%*+	(1.30	)%+	(0.53	)%+	(0.20	)%+	N/A	N/A

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
**

Performance was positively impacted by approximately 2.17% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 67.85%.

*	Annualized.
+

The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005% .

The accompanying notes are an integral part of the financial statements.	107

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Small Company Growth Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$ 11.14		$ 7.64		$ 13.12		$ 13.31		$ 12.89	$ 12.50
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.01)		(0.03)		(0.01)		(0.05)		(0.08)	0.00 ‡
Net Realized and Unrealized Gain (Loss) on Investments	(0.71)		3.68		(5.47)		0.45		1.59	1.72
Total from Investment Operations	(0.72)		3.65		(5.48)		0.40		1.51	1.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—		—		—	—
Net Realized Gain	—		(0.14)		—		(0.59)		(1.09)	(1.33)
Total Distributions	—		(0.15)		—		(0.59)		(1.09)	(1.33)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$ 10.42		$ 11.14		$ 7.64		$ 13.12		$ 13.31	$ 12.89
Total Return++	(6.46	)%#	47.92%		(41.84)%		3.04%		11.90%	13.55%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$951,496		$977,515		$638,559		$1,137,839		$1,028,030	$896,204
Ratio of Expenses to Average Net Assets (1)	1.05	%*+	1.05	%+	1.02	%+	1.01	%+	1.01%	1.04%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.05	%*+	1.05	%+	1.02	%+	1.01	v+	1.01%	1.04%
Ratio of Net Investment Loss to Average Net Assets (1)	(0.24	)%*+	(0.28	)%+	(0.08	)%+	(0.35	)%+	(0.56)%	(0.04)%
Ratio of Rebate from Morgan Stanley Affiliates to Average
Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	7	%#	27%		34%		50%		76%	73%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.13	%*+	1.07	%+	1.05	%+	N/A		N/A	N/A
Net Investment Loss to Average Net Assets	(0.32	)%*+	(0.30	)%+	(0.11	)%+	N/A		N/A	N/A

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

108	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Small Company Growth Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$10.46		$7.19		$12.39		$12.63		$12.31	$12.02
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)		(0.05)		(0.03)		(0.08)		(0.10)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.66)		3.46		(5.17)		0.43		1.51	1.65
Total from Investment Operations	(0.69)		3.41		(5.20)		0.35		1.41	1.62
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.14)		—		(0.59)		(1.09)	(1.33)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$9.77		$10.46		$7.19		$12.39		$12.63	$12.31
Total Return++	(6.50	)%#	47.41%		(41.97)%		2.81%		11.55%	13.35%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$447,274		$536,329		$345,302		$698,183		$857,275	$808,493
Ratio of Expenses to Average Net Assets (1)	1.30	%*+	1.30	%+	1.27	%+	1.26	%+	1.26%	1.29%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.30	%*+	1.30	%+	1.27	%+	1.26	%+	1.26%	1.29%
Ratio of Net Investment Loss to Average Net Assets (1)	(0.49	)%*+	(0.53	)%+	(0.34	)%+	(0.61	)%+	(0.81)%	(0.24)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	7	%#	27%		34%		50%		76%	73%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.38	%*+	1.32	%+	1.30	%+	N/A		N/A	N/A
Net Investment Loss to Average Net Assets	(0.57	)%*+	(0.55	)%+	(0.37	)%+	N/A		N/A	N/A

†             Per share amount is based on average shares outstanding.

‡             Amount is less than $0.005 per share.

++     Calculated based on the net asset value as of the last business day of the period.

#            Not Annualized.

*            Annualized.

+            The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§            Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	109

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008		2007	2006	2005
Net Asset Value, Beginning of Period	$11.18		$8.87		$15.75		$28.24	$23.41	$23.21
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.23		0.31		0.33	0.42	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.56		2.30		(5.84)		(4.87)	8.44	3.58
Total from Investment Operations	0.70		2.53		(5.53)		(4.54)	8.86	4.03
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.22)		(0.31)		(0.50)	(0.49)	(0.44)
Net Realized Gain	—		—		(1.04)		(7.45)	(3.54)	(3.39)
Total Distributions	(0.06)		(0.22)		(1.35)		(7.95)	(4.03)	(3.83)
Redemption Fees	—		0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$11.82		$11.18		$8.87		$15.75	$28.24	$23.41
Total Return++	6.19	%#	29.65%		(38.07)%		(16.63)%	38.85%	17.66%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$783,453		$584,820		$448,897		$911,819	$1,635,926	$1,209,668
Ratio of Expenses to Average Net Assets (1)	0.97	%*+	0.99	%+	0.95	%+	0.90%+	0.87%	0.89%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.96	%*+	0.96	%+	0.91	%+	0.88%+	0.87%	0.89%
Ratio of Net Investment Income to Average Net Assets (1)	2.29	%*+	2.70	%+	2.19	%+	1.23%+	1.55%	1.87%
Ratio of Rebate from Morgan Stanley Affiliates to Average
Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	7	%#	30%		38%		38%	36%	33%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.00	%+	0.96	%+	N/A	N/A	N/A
Net Investment Income to Average Net Assets	N/A		2.69	%+	2.18	%+	N/A	N/A	N/A

†             Per share amount is based on average shares outstanding.

‡             Amount is less than $0.005 per share.

++     Calculated based on the net asset value as of the last business day of the period.

#            Not Annualized.

*            Annualized.

+            The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§            Amount is less than 0.005%.

110	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

U.S. Real Estate Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008		2007	2006	2005
Net Asset Value, Beginning of Period	$ 10.99		$ 8.73		$ 15.53		$ 27.96	$ 23.21	$ 23.04
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.21		0.28		0.27	0.37	0.38
Net Realized and Unrealized Gain (Loss) on Investments	0.55		2.25		(5.77)		(4.82)	8.34	3.56
Total from Investment Operations	0.67		2.46		(5.49)		(4.55)	8.71	3.94
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.20)		(0.27)		(0.43)	(0.42)	(0.38)
Net Realized Gain	—		—		(1.04)		(7.45)	(3.54)	(3.39)
Total Distributions	(0.05)		(0.20)		(1.31)		(7.88)	(3.96)	(3.77)
Redemption Fees	—		0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$ 11.61		$ 10.99		$ 8.73		$ 15.53	$ 27.96	$ 23.21
Total Return++	6.05	%#	29.31%		(38.26)%		(16.80)%	38.52%	17.37%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$127,714		$116,164		$95,828		$171,578	$268,537	$157,650
Ratio of Expenses to Average Net Assets (1)	1.22	%*+	1.24	%+	1.20	%+	1.15%+	1.12%	1.14%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.21	%*+	1.21	%+	1.16	%+	1.13%+	1.12%	1.14%
Ratio of Net Investment Income to Average Net Assets (1)	2.04	%*+	2.45	%+	2.05	%+	1.02%+	1.37%	1.60%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	7	%#	30%		38%		38%	36%	33%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.25	%+	1.21	%+	N/A	N/A	N/A
Net Investment Income to Average Net Assets	N/A		2.44	%+	2.04	%+	N/A	N/A	N/A

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	111

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Emerging Markets Debt Portfolio

	Class I††
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$ 12.15		$ 9.94		$ 11.47	$ 11.99		$ 11.61	$ 10.92
Income (Loss) from Investment Operations:
Net Investment Income†	0.52		0.71		1.03	0.71		0.49	0.81
Net Realized and Unrealized Gain (Loss) on Investments	(0.08)		1.64		(2.15)	(0.23)		0.80	0.57
Total from Investment Operations	0.44		2.35		(1.12)	0.48		1.29	1.38
Distributions from and/or in Excess of:
Net Investment Income	(0.17)		(0.09)		(0.41)	(1.00)		(0.91)	(0.69)
Net Realized Gain	—		(0.05)		—	—		—	—
Total Distributions	(0.17)		(0.14)		(0.41)	(1.00)		(0.91)	(0.69)
Redemption Fees	0.00	‡	0.00	‡	—	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$ 12.42		$ 12.15		$ 9.94	$ 11.47		$ 11.99	$ 11.61
Total Return++	3.56	%#	23.75%		(10.07)%	4.68%		11.08%	12.78%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$33,706		$38,041		$21,887	$52,686		$81,212	$92,294
Ratio of Expenses to Average Net Assets (1)	0.85	%*+	0.84	%+	0.83%+	0.93	%+^	0.93%^	1.01%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.85	%*+	0.84	%+	0.81%+	0.85	%+	0.92%	1.00%
Ratio of Net Investment Income to Average Net Assets (1)	8.36	%*+	6.44	%+	9.16%+	6.28	%+	6.11%	7.02%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.01%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	71	%#	138%		248%	155%		55%	84%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.23	%*+	1.35	%+	1.61%+	1.21	%+	1.04%	N/A
Net Investment Income to Average Net Assets	7.98	%*+	5.93	%+	8.38%+	6.00	%+	6.00%	N/A

††

On March 17, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

^

Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class I shares. Prior to June 1, 2006, the maximum ratio was 1.00% for Class I shares. Prior to May 1, 2004, the maximum ratio was 1.75% for Class I shares.

§	Amount is less than 0.005%.

112	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Emerging Markets Debt Portfolio

	Class P††
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2010 (unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$12.42		$10.18		$11.77	$12.29		$11.85	$11.16
Income (Loss) from Investment Operations:
Net Investment Income†	0.51		0.84		0.94	0.69		0.50	0.78
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)		1.53		(2.13)	(0.23)		0.81	0.60
Total from Investment Operations	0.44		2.37		(1.19)	0.46		1.31	1.38
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.08)		(0.40)	(0.98)		(0.87)	(0.69)
Net Realized Gain	—		(0.05)		—	—		—	—
Total Distributions	(0.16)		(0.13)		(0.40)	(0.98)		(0.87)	(0.69)
Redemption Fees	0.00	‡	0.00	‡	—	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$12.70		$12.42		$10.18	$11.77		$12.29	$11.85
Total Return++	3.44	%#	23.43%		(10.34)%	4.29%		10.79%	12.54%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,162		$4,379		$3,640	$870		$565	$596
Ratio of Expenses to Average Net Assets (1)	1.10	%*+	1.09	%+	1.12%+	1.20	%^+	1.17%^	1.26%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.10	%*+	1.09	%+	1.10%+	1.10	%+	1.16%	1.25%
Ratio of Net Investment Income to Average Net Assets (1)	8.11	%*+	7.52	%+	8.56%+	5.99	%+	5.94%	6.70%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.01%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	71	%#	138%		248%	155%		55%	84%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.48	%*+	1.62	%+	2.31%+	1.49	%+	1.29%	N/A
Net Investment Income to Average Net Assets	7.73	%*+	6.99	%+	7.37%+	5.71	%+	5.82%	N/A

††

On March 17, 2006 the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

^

Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class P shares. Prior to June 1, 2006, the maximum ratio was 1.25% for Class P shares. Prior to May 1, 2004, the maximum ratio was 2.00% for Class P shares.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	113

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Emerging Markets Debt Portfolio

	Class H
	Six Months		Year Ended	Period from
	Ended June 30,		December 31,	January 2, 2008^ to
Selected Per Share Data and Ratios	2010 (unaudited)		2009	December 31, 2008
Net Asset Value, Beginning of Period	$12.42		$10.18	$11.86
Income (Loss) from Investment Operations:
Net Investment Income†	0.51		0.71	0.88
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)		1.66	(2.17)
Total from Investment Operations	0.44		2.37	(1.29)
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.08)	(0.39)
Net Realized Gain	—		(0.05)	—
Total Distributions	(0.16)		(0.13)	(0.39)
Redemption Fees	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$12.70		$12.42	$10.18
Total Return++	3.50	%#	23.40%	(10.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,135		$2,316	$1,758
Ratio of Expenses to Average Net Assets (1)	1.10	%*+	1.09%+	1.18	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.10	%*+	1.09%+	1.10	%*+
Ratio of Net Investment Income to Average Net Assets (1)	8.11	%*+	6.37%+	7.66	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01	%*
Portfolio Turnover Rate	71	%#	138%	248	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.48	%*+	1.57%+	2.11	%*+
Net Investment Income to Average Net Assets	7.73	%*+	5.89%+	6.73	%*+

^	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
#	Not Annualized.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

114	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

June 30, 2010

Financial Highlights

Emerging Markets Debt Portfolio

	Class L
	Six Months		Year Ended	Period from
	Ended June 30,		December 31,	January 2, 2008^ to
Selected Per Share Data and Ratios	2010 (unaudited)		2009	December 31, 2008
Net Asset Value, Beginning of Period	$12.24		$10.09	$11.84
Income (Loss) from Investment Operations:
Net Investment Income †	0.47		0.92	0.50
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)		1.36	(1.87)
Total from Investment Operations	0.40		2.28	(1.37)
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.08)	(0.38)
Net Realized Gain	—		(0.05)	—
Total Distributions	(0.15)		(0.13)	(0.38)
Redemption Fees	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$12.49		$12.24	$10.09
Total Return++	3.13	%#	22.80%	(11.85	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,730		$1,305	$ 342
Ratio of Expenses to Average Net Assets (1)	1.60	%*+	1.59%+	1.72	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.60	%*+	1.59%+	1.60	%*+
Ratio of Net Investment Income to Average Net Assets (1)	7.61	%*+	8.21%+	8.78	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01	%*
Portfolio Turnover Rate	71	%#	138%	248	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.98	%*+	2.02%+	3.03	%*+
Net Investment Income to Average Net Assets	7.23	%*+	7.78%+	7.47	%*+

^	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized.
++	Calculated based on the net asset value as of the last business day of the period.
*	Annualized.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

The accompanying notes are an integral part of the financial statements.	115

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate, active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). The Fund offers up to four different classes of shares for certain Portfolios — Class I shares, Class P shares, Class H shares and Class L shares. Each Portfolio (with the exception of the Global Growth, Global Real Estate, International Opportunity and Emerging Markets Debt Portfolios), offers two classes of shares — Class I and Class P. Global Growth, Global Real Estate, International Opportunity and Emerging Markets Debt Portfolios offer Class I shares, Class P shares, Class H shares and Class L shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the domestic and international equity portfolios is to seek capital appreciation by investing in equity and equity-related securities. Generally, the investment objective of the international fixed income portfolio is primarily to seek a high total return by investing in fixed income securities.

The Fund has suspended offering shares of the Small Company Growth Portfolio to new investors. The Fund will continue to offer shares of the Portfolio to existing shareholders. The Fund may recommence offering shares of the Portfolio to new investors in the future.

On May 21, 2010, Global Growth Portfolio acquired substantially all of the assets and substantially all of the liabilities of Van Kampen Global Growth Fund (“Van Kampen Global Growth”), an investment portfolio of Van Kampen Equity Trust. Based on the respective valuations as of the close of business on May 21, 2010, pursuant to a Plan of Reorganization approved by the shareholders of the Van Kampen Global Growth Fund on May 10, 2010 (“Reorganization”). The acquisition was accomplished by a tax-free exchange of 734,000 Class H shares of the Portfolio at a net asset value of $8.59 per share for 630,000 Class A shares and 105,000 Class B shares of Van Kampen Global Growth Fund; 80,000 Class L shares of the Portfolio at a net asset value of $8.56 per share for 80,000 Class C shares of Van Kampen Global Growth; 555,000 Class I shares of the Portfolio at a net asset value of $8.62 per share for 555,000 Class I shares of Van Kampen Global Growth. The net assets of Van Kampen Global Growth before the reorganization was $11,767,000, including unrealized apprecation of $611,000. Immediately after the Reorganization, the net assets of the Portfolio amounted to $11,767,000.

Upon closing of the Reorganization, shareholders of Van Kampen Global Growth Fund received shares of the Portfolio as follows:

Van Kampen
Global Growth Fund	The Portfolio
Class A	Class H
Class B	Class H
Class C	Class L
Class I	Class I

Information for the Van Kampen Global Growth Fund — Class A and Class B shares prior to the Reorganization is included with Class H shares, and Class C shares are included with Class L shares, and Class I shares are included with Class I shares, respectively, throughout this report. As a result of the Reorganization, the Portfolio is the accounting successor of the Van Kampen Global Growth Fund.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-Term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures,

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statements of Assets and Liabilities.

The change in unrealized currency gains (losses) for the period is reflected on the Statements of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Derivatives: Certain Portfolios may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of a Portfolio’s holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolios to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolios to be more volatile than if the Portfolios had not been leveraged. Although the Investment Adviser and/or Sub-Advisor seeks to use derivatives to further the Portfolios’ investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that each Portfolio may use and their associated risks:

Futures. In respect to futures, a Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected as part of “Due from (to) Brokers” on the Statements of Assets and Liabilities. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Portfolio’s initial investment in such contracts.

Options. In respect to options, a Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument such as a security, currency or index, at an agreed upon price typically in exchange for a premium paid by the Portfolio. A Portfolio may purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying (or similar) instrument. When entering into purchased option contracts, a Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, a Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of “Total Investments” on the Statements of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If a Portfolio sells an option, it sells to another party the right to buy from or sell to a Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by a Portfolio. A Portfolio may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. Writing put options tend to increase a Portfolio’s exposure to the underlying instrument. Writing call options tend to decrease a Portfolio’s exposure to the underlying instruments. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. In respect to swaps, a Portfolio is subject to equity risk, interest rate risk and credit risk in the normal course of pursuing its investment objectives. A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio’s obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. In a zero-coupon interest rate swap, payment only occurs at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of floating rate investments been rolled over through the life of the swap. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by a Portfolio or if the reference index, security or investments do not perform as expected. When a Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with “Due from (to) Brokers” on the Statements of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) “Balance Sheet” (ASC 210) (formerly known as FIN 39). Offsetting of Amounts Related to Certain Contracts an interpretation of ASC 210-20 (formerly known as APB No. 10 and SFAS 105) and are included within “Swap Agreements, at Value” on the Statements of Assets and Liabilities. For cash collateral received, a Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain (loss) on swap agreements on the Statements of Operations.

The Portfolios adopted the provisions of the FASB ASC 815-10, “Derivatives and Hedging” (“ASC 815-10”) (formerly known as SFAS 133-1) and ASC 460-10, “Guarantees” (“ASC 460-10”) (formerly known as FIN 45-4): An Amendment of FASB ASC 815 (formerly known as SFAS 133) and ASC 460 (formerly known as FIN 45), effective December 31, 2008. ASC 815-10 and ASC 460-10 require the seller of credit derivatives to provide additional disclosure about its credit derivatives. The Portfolio’s use of swaps may include those based on the credit of an underlying security and commonly referred to as credit default swaps. Where a Portfolio is the buyer of a credit default swap agreement, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the agreement only in the event of a default by a third party on the debt obligation. If no default occurs, a Portfolio would have paid to the counterparty a periodic stream of payments over the term of the agreement and received no benefit from the agreement. When a Portfolio is the seller of a credit default swap agreement, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

Upfront payments received or paid by a Portfolio will be reflected as an asset or liability on the Statements of Assets and Liabilities.

Structured Investments. Certain Portfolios also may invest a portion of its assets in structured notes and other types of structured investments. A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

indices. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Other types of structured investments include interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Portfolio’s illiquidity to the extent that a Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

Foreign Currency Forward Contracts. In connection with its investments in foreign securities, a Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, a Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which a Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A currency exchange contract is marked-to-market daily and the change in market value is recorded by a Portfolio as unrealized gain (loss). A Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Hedging a Portfolio’s currency risks involves the risk of mismatching a Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

The Portfolios adopted FASB ASC 815, “Derivatives and Hedging: Overall” (“ASC 815”) (formerly known as SFAS 161). ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolios use derivative instruments, how these derivative instruments are accounted for and their effects each Portfolio’s financial position and results of operations.

The following table sets forth the fair value of each Portfolio’s derivative contracts by primary risk exposure as of June 30, 2010.

		Foreign
		Currency
	Statement of	Exchange		Futures
	Assets and	Contracts		Contracts
Primary Risk Exposure	Liabilities	(000)		(000)(a)
Active International Allocation:
Foreign Currency Contracts Risk	Receivables	$272		$—
Foreign Currency Contracts Risk	Payables	$568		$—
Equity Risk	Payables	—		1,780
Total Payables		$568		$1,780
Emerging Markets:
Foreign Currency Contracts Risk	Receivables	$23		$—
Foreign Currency Contracts Risk	Payables	$8		$—
Global Franchise:
Foreign Currency Contracts Risk	Receivables	$129		$—
Foreign Currency Contracts Risk	Payables	$275		$—
Global Real Estate:
Foreign Currency Contracts Risk	Receivables	$5		$—
Foreign Currency Contracts Risk	Payables	$—	@	$—
International Equity:
Foreign Currency Contracts Risk	Payables	$24		$—
International Real Estate:
Foreign Currency Contracts Risk	Receivables	$2		$—
Foreign Currency Contracts Risk	Payables	$1		$—
International Small Cap:
Foreign Currency Contracts Risk	Receivables	$1		$—
Foreign Currency Contracts Risk	Payables	$1,107		$—
Emerging Markets Debt:
Foreign Currency Contracts Risk	Receivables	$31		$—
Foreign Currency Contracts Risk	Payables	$172		$—

(a)     This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statements of Assets and Liabilities only reflect the current day variation margin, receivable/payable to brokers.

@       Amount is less that $500.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2010 in accordance with ASC 815.

Realized Gain (Loss)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
Active International Allocation	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ (5,738)
	Interest Rate Risk	Futures Contracts	184
Total			$ (5,554)

Change in Unrealized Appreciation (Depreciation)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
Active International Allocation	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ 61
	Interest Rate Risk	Futures Contracts	(3,231)
Total			$ (3,170)

Realized Gain (Loss)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
Emerging Markets	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ (1,383)

Change in Unrealized Appreciation (Depreciation)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
Emerging Markets	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ 20

Realized Gain (Loss)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
Global Franchise	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ 2,030

Change in Unrealized Appreciation (Depreciation)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
Global Franchise	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ (592)

Realized Gain (Loss)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
Global Real Estate	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ (185)

Change in Unrealized Appreciation (Depreciation)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
Global Real Estate	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ 4

Realized Gain (Loss)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
International Equity	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$(24,036)

Change in Unrealized Appreciation (Depreciation)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
International Equity	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ (5,117)

Realized Gain (Loss)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
International Opportunities	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ 1

Realized Gain (Loss)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
International Real Estate	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ (142)

Change in Unrealized Appreciation (Depreciation)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
International Real Estate	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ (2)

Realized Gain (Loss)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
International Small Cap	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ (24)

Change in Unrealized Appreciation (Depreciation)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
International Small Cap	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ (2,249)

Realized Gain (Loss)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
Capital Growth	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ (33)

Realized Gain (Loss)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
Focus Growth	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ (1)

Realized Gain (Loss)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
Small Company Growth	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ (1)

Realized Gain (Loss)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
U.S. Real Estate	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ — @

Realized Gain (Loss)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
Emerging Markets Debt	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ (18)

Change in Unrealized Appreciation (Depreciation)
	Primary Risk	Derivative	Value
Portfolio	Exposure	Type	(000)
Emerging Markets Debt	Foreign Currency	Foreign Currency
	Contracts Risk	Exchange Contracts	$ (72)

@ Amount is less that $500.

All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments and the volume of these open positions relative to the net assets of

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

each respective Portfolio is generally representative of open positions throughout the reporting period.

4.              Loan Agreements: Certain Portfolios may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions (“Lenders”) deemed to be creditworthy by the investment adviser. A Portfolio’s investments in Loans may be in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans (“Assignments”) from third parties. A Portfolio’s investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolios have the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolios generally have no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation and any intermediaries between the Lender and the Portfolio. When a Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

5.              Short Sales: Certain Portfolios may sell securities short. A short sale is a transaction in which a Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. Dividends and interest payable on such securities sold short are included in dividend expense and interest expense, respectively, in the Statements of Operations. A Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or designate on the Portfolio’s records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

At June 30, 2010, the Portfolios did not have any outstanding short sales.

6.              Securities Lending: Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by the U.S. Treasury and Agency securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in affiliated dividend income and interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities and related collateral outstanding at June 30, 2010 are as follows:

	Value of Loaned	Value of
	Securities	Collateral*
Portfolio	(000)	(000)
Active International Allocation	$ 25,394	$ 26,805
Emerging Markets	113,556	121,028
International Equity	75,411	79,322

*      Included in the amount of approximately $8,000 for the Active International Allocation Portfolio, which was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolios of Investments.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

The following Portfolios had income from securities lending (after rebates to borrowers and fees paid to securities lending agent):

Net Interest
Earned by
Portfolio
Portfolio	(000)
Active International Allocation	$219
Emerging Markets	373
International Equity	756

7.              Repurchase Agreements: The Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

8.              Unfunded Commitments: Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and BRCP REIT I, LLC, the Portfolio has made a subscription commitment of $7,000,000 for which it will receive 7,000,000 shares of common stock. As of June 30, 2010, BRCP REIT I, LLC has drawn down approximately $6,101,000 which represents 87.2% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and BRCP REIT II, LLC, the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 9,000,000 shares of common stock. As of June 30, 2010, BRCP REIT II, LLC has drawn down approximately $6,496,000 which represents 72.2% of the commitment.

Subject to the terms of a Subscription Agreement between the Global Real Estate Portfolio and Exeter Industrial Value Fund LP, the Portfolio has made a subscription commitment of $2,000,000 for which it will receive 2,000,000 shares of common stock. As of June 30, 2010, Exeter Industrial Value Fund LP has drawn down approximately $1,300,000 which represents 65.0% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Exeter Industrial Value Fund LP, the Portfolio has made a subscription commitment of $8,500,000 for which it will receive 8,500,000 shares of common stock. As of June 30, 2010, Exeter Industrial Value Fund LP has drawn down approximately $5,525,000 which represents 65.0% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Keystone Industrial Fund, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 7,500,000 shares of common stock. As of June 30, 2010, Keystone Industrial Fund, LP has drawn down approximately $7,500,000 which represents 100.0% of the commitment.

Subject to the terms of a Subscription Agreement between the Global Real Estate Portfolio and Keystone Industrial Fund II, LP, the Portfolio has made a subscription commitment of $5,000,000 for which it will receive 5,000,000 shares of common stock. As of June 30, 2010, Keystone Industrial Fund II, LP has drawn down approximately $19,000 which represents 0.4% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Keystone Industrial Fund II, LP, the Portfolio has made a subscription commitment of $10,000,000 for which it will receive 10,000,000 shares of common stock. As of June 30, 2010, Keystone Industrial Fund II, LP has drawn down approximately $38,000 which represents 0.4% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Cabot Industrial Value Fund II, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 15,000 shares of common stock. As of June 30, 2010, Cabot Industrial Value Fund II, LP has drawn down approximately $7,000,000 which represents 93.3% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Cabot Industrial Value Fund III, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 15,000 shares of common stock. As of June 30, 2010, Cabot Industrial Value Fund III, LP has drawn down approximately $938,000 which represents 12.5% of the commitment.

Subject to the terms of a Subscription Agreement between the Global Real Estate Portfolio and Cabot Industrial Value Fund III, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 15,000 shares of common stock. As of June 30, 2010,

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

Cabot Industrial Value Fund III, LP has drawn down approximately $938,000 which represents 12.5% of the commitment.

9.              Redemption Fees: The following redemption fees are designed to protect each Portfolio and its shareholders from the effects of short-term trading. Shares of the Active International Allocation, Emerging Markets, Global Growth, International Equity, International Opportunity, International Real Estate, International Small Cap, Small Company Growth and Emerging Markets Debt Portfolios redeemed within 30 days of purchase may be subject to a 2% redemption fee. These fees, if any, are included on the Statements of Changes in Net Assets.

10.       Restricted Securities: Certain Portfolios may invest in unregistered or otherwise restricted securities. The term restricted securities refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

11.       Fair Value Measurement: In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

12.       Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13.       Other: Security transactions are accounted for on the date the securities are purchased or sold for financial reporting purposes. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Certain Portfolios may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of the average daily net assets indicated below.

	Average Daily	Advisory
Portfolio	Net Assets	Fee
Active International Allocation	first $1.0 billion	0.65%
	over $1.0 billion	0.60
Emerging Markets	first $500 million	1.25
	next $500 million	1.20
	next $1.5 billion	1.15
	over $2.5 billion	1.00
Global Franchise	first $500 million	0.80
	next $500 million	0.75
	over $1.0 billion	0.70
Global Growth	first $750 million	0.90
	next $750 million	0.85
	over $1.5 billion	0.80
Global Real Estate		0.85
International Equity	first $10 billion	0.80
	over $10 billion	0.75
International Opportunity	first $1.0 billion	0.90
	over $1.0 billion	0.85
International Real Estate		0.80
International Small Cap	first $1.5 billion	0.95
	over $1.5 billion	0.90
Capital Growth	first $1.0 billion	0.50
	next $1.0 billion	0.45
	next $1.0 billion	0.40
	over $3.0 billion	0.35
Focus Growth	first $1.0 billion	0.50
	next $1.0 billion	0.45
	next $1.0 billion	0.40
	over $3.0 billion	0.35
Small Company Growth	first $1.0 billion	0.92
	next $500 million	0.85
	over $1.5 billion	0.80
U.S. Real Estate	first $500 million	0.80
	next $500 million	0.75
	over $1.0 billion	0.70
Emerging Markets Debt	first $500 million	0.75
	next $500 million	0.70
	over $1.0 billion	0.65

MS Investment Management has voluntarily agreed to waive fees payable to it and to reimburse the Portfolios for certain expenses, after giving effect to custody fee offsets, if necessary, if the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

	Maximum Expense Ratio
	Class I	Class P	Class H	Class L
Active International Allocation	0.80%	1.05%	N/A	N/A
Emerging Markets	1.65	1.90	N/A	N/A
Global Franchise	1.00	1.25	N/A	N/A
Global Growth	1.25	1.50	1.50%	1.55%
Global Real Estate	1.05	1.30	1.30	1.80
International Equity	0.95	1.20	N/A	N/A
International Opportunity	1.15	1.40	1.40	1.90
International Real Estate	1.00	1.25	N/A	N/A
International Small Cap	1.15	1.40	N/A	N/A
Capital Growth	0.80	1.05	N/A	N/A
Focus Growth	1.00	1.25	N/A	N/A
Small Company Growth	1.05	1.30	N/A	N/A
U.S. Real Estate	1.00	1.25	N/A	N/A
Emerging Markets Debt	0.85	1.10	1.10	1.60

Fee waivers and/or expense reimbursements are voluntary and may be commenced or terminated at any time (except for Global Growth, as set forth in its prospectus). For the six months ended June 30, 2010, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Advisory Fees
Waived and/or
Reimbursed
Portfolio	(000)
Active International Allocation	$ 90
Global Franchise	19
Global Growth*	36
International Equity	785
International Opportunity**	51
International Small Cap	10
Focus Growth	32
Small Company Growth	600
Emerging Markets Debt	94

*            For the period April 1, 2010 to June 30, 2010.

**     For the period March 31, 2010 to June 30, 2010.

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers, subject to the control and supervision of the Fund, its Officers, Directors and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, make certain day-to-day investment decisions for certain Portfolios and place certain of the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios which receive these services.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Fund with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.08% of the average daily net assets of each Portfolio. Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the administration agreement, except pricing services and extraordinary expenses, are covered under the administration fee. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries. Prior to May 3, 2010, JPMorgan Investor Services Co. (“JPMIS”) provided certain administrative services to the Fund. For such services, the Administrator paid JPMIS a portion of the fee the administrator received from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund’s Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund had adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the 1940 Act. Under the Shareholder Service Plans, each applicable Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class P and Class H shares.

In addition, the Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution and Shareholder Services Plan, each applicable Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street Bank and Trust Company (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each Portfolio’s expenses. If applicable, these custodian credits are shown as “Expense Offset” in the Statements of Operations.

Prior to May 3, 2010, JPMorgan Chase Bank, N.A. served as custodian for the Fund in accordance with the custodian agreement.

G. Portfolio Investment Activity:

1.              Security Transactions: During the six months ended June 30, 2010, purchases and sales of investment securities, other than long-term U.S. Government securities and short-term investments, were:

	Purchases	Sales
Portfolio	(000)	(000)
Active International Allocation	$ 24,900	$ 71,236
Emerging Markets	522,219	768,019
Global Franchise	41,082	80,449
Global Growth	—	3,912
Global Real Estate	130,051	69,850
International Equity	907,306	800,733
International Opportunity	5,209	—
International Real Estate	58,997	80,583
International Small Cap	144,140	154,986
Capital Growth	94,321	152,121
Focus Growth	1,532	2,913
Small Company Growth	130,861	108,702
U.S. Real Estate	238,426	54,861
Emerging Markets Debt	33,548	34,885

There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2010.

2.              Transactions with Affiliates: The Portfolios invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. A summary of the Portfolio’s transactions in shares of the

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

Liquidity Funds during the six months ended June 30, 2010 is as follows:

	Market Value					Market Value
	December 31,	Purchases	Sales	Dividend		June 30,
	2009	at Cost	Proceeds	Income		2010
Portfolio	(000)	(000)	(000)	(000)		(000)
Active International Allocation	$ 99,446	$110,018	$142,857	$240		$ 66,607
Emerging Markets	210,890	542,148	603,786	408		149,252
Global Franchise	4,358	30,695	32,314	—	@	2,739
Global Real Estate	13,984	85,481	85,209	12		14,256
International Equity	390,222	743,059	961,807	832		171,474
International Opportunity	—	5,572	5,234	—	@	338
International Real Estate	6,805	65,533	68,328	3		4,010
International Small Cap	8,025	92,110	95,970	3		4,165
Capital Growth	26,477	108,865	105,419	18		29,923
Focus Growth	332	1,148	1,130	—	@	350
Small Company Growth	22,450	111,922	122,483	12		11,889
U.S. Real Estate	24,747	161,409	154,347	29		31,809
Emerging Markets Debt	1,756	26,405	25,617	2		2,544

@ Amount is less than $500.

Investment Advisory fees paid by the Portfolios are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolios due to its investment in the Liquidity Funds (“Rebate”). For the six months ended June 30, 2010, advisory fees paid were reduced as follows:

	Rebate
Portfolio	(000)
Active International Allocation	$ 30
Emerging Markets	126
Global Franchise	2
Global Real Estate	9
International Equity	61
International Real Estate	3
International Small Cap	3
Capital Growth	14
Focus Growth	—	@
Small Company Growth	10
U.S. Real Estate	20
Emerging Markets Debt	1

@ Amount is less than $500.

The Emerging Markets Portfolio invests in Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $3,244,000 at June 30, 2010. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the six months ended June 30, 2010, advisory fees paid were reduced by approximately $30,000 relating to the Portfolio’s investment in the Morgan Stanley Growth Fund.

A summary of the Portfolio’s transactions in shares of the Morgan Stanley Growth Fund during the six months ended June 30, 2010 is as follows:

Market Value					Market Value
December 31,	Purchases	Sales	Realized	Dividend	June 30,
2009	at Cost	Proceeds	Gain/Loss	Income	2010
(000)	(000)	(000)	(000)	(000)	(000)
$21,298	$—	$1,093	$921	$—	$21,179

The Active International Allocation Portfolio invests in Mitsubishi UFJ Financial Group, Inc and Mitsubishi UFL Lease & Finance Co., Ltd., affiliates of the Adviser. The Mitsubishi UFJ Financial Group, Inc. and Mitsubishi UFL Lease & Finance Co., Ltd., were acquired at a cost of $8,810,000 and $28,000, respectively.

A summary of the Portfolio’s transactions in shares of the Mitsubishi UFJ Financial Group, Inc. and Mitsubishi UFL Lease & Finance Co., Ltd. during the six months ended June 30, 2010 is as follows:

Market Value					Market Value
December 31,	Purchases	Sales	Realized	Dividend	June 30,
2009	at Cost	Proceeds	Gain/Loss	Income	2010
(000)	(000)	(000)	(000)	(000)	(000)
$1,816	$—	$—	$—	$46	$1,682

Market Value						Market Value
December 31,	Purchases	Sales	Realized	Dividend		June 30,
2009	at Cost	Proceeds	Gain/Loss	Income		2010
(000)	(000)	(000)	(000)	(000)		(000)
$18	$—	$—	$—	$—	@	$20

@ Amount is less than $500.

During the six months ended June 30, 2010, the following Portfolios paid brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker/dealer:

Broker
Commissions
Portfolio	(000)
Emerging Markets	$81
Global Franchise	1
Global Real Estate	3
Capital Growth	8
Small Company Growth	4
U.S. Real Estate	33

The Portfolios had the following transactions with Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor for the six months ended June 30, 2010:

	Broker
	Commissions
Portfolio	(000)
Emerging Markets	$118
Global Franchise	2
Global Real Estate	—	@
International Equity	13
International Real Estate	—	@
International Small Cap	3
Capital Growth	3
Focus Growth	—	@
U.S. Real Estate	—	@

@ Amount is less than $500.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

H. Federal Income Taxes: It is each Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

A Portfolio may be subject to taxes imposed by countries which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 “Income Taxes — Overall” (formerly known as FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2009 and 2008 was as follows:

	2009 Distributions Paid From:			2008 Distributions Paid From:
Portfolio	Ordinary Income (000)		Long-term Capital Gain (000)	Ordinary Income (000)	Long-term Capital Gain (000)
Active International Allocation	$ 13,563		$ —	$ 9,170	$ 40,185
Emerging Markets	27,600		—	46,243	110,850
Global Franchise	1,348		—	6,027	1,482
Global Growth	36	*	—	—	—
Global Real Estate	23,979		—	1,678	2,130
International Equity	113,268		—	105,453	309,605
International Real Estate	16,605		—	152	5,259
International Small Cap	5,736		—	13,263	30,493
Capital Growth	2,173		—	4,769	1,427
Focus Growth	—		—	24	—
Small Company Growth	1,552		18,027	—	—
U.S. Real Estate	13,335		—	20,123	70,297
Emerging Markets Debt	361		—	989	—

* For the year ended March 31, 2010.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to REIT adjustments, foreign currency transactions, foreign futures and options transactions, short sales, defaulted bonds, paydown adjustments, return of capital from certain securities, expiring capital losses, distribution redesignations, foreign taxes paid on capital gains, net operating losses, nondeductible expenses, certain equity securities designated as issued by “passive foreign investment companies” and excess distributions resulted in the following reclassifications among the Portfolios’ components of net assets at December 31, 2009:

	Accumulated
	Undistributed
	(Distributions
	in Excess of) Net	Accumulated
	Investment	Net Realized	Paid -in
	Income (Loss)	Gain (Loss)	Capital
Portfolio	(000)	(000)	(000)
Active International Allocation	$ 397	$ (397)	$ —
Emerging Markets	8,854	(8,854)	—	@
Global Franchise	(1,097)	(10,335)	11,432
Global Growth	13 *	— @*	(15	)*
Global Real Estate	(1,055)	(195)	1,250
International Equity	16,584	(16,343)	(241)
International Real Estate	3,571	(3,571)	—	@
International Small Cap	188	(188)	—	@
Capital Growth	80	(80)	—
Focus Growth	11	(— @)	(11)
Small Company Growth	5,100	(460)	(4,640)
U.S. Real Estate	(1,040)	(1,397)	2,437
Emerging Markets Debt	(2,220)	2,220	(—	@)

@ Amount is less than $500.

* For the year ended March 31, 2010.

At December 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
	Ordinary	Long-term
	Income	Capital Gain
Portfolio	(000)	(000)
Active International Allocation	$ 276	$—
Emerging Markets	363	—
Global Franchise	161	—
Global Growth*	—	—
Global Real Estate	1,712	—
International Equity**	108,000	—
International Real Estate	210	—
International Small Cap	1,418	—

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

	Undistributed	Undistributed
	Ordinary	Long-term
	Income	Capital Gain
Portfolio	(000)	(000)
Capital Growth	$ 15	$—
Small Company Growth	1,418	—
U.S. Real Estate	325	—
Emerging Markets Debt	186	—

* For the year ended March 31, 2010, there were no distributable earnings on a tax basis.

** Amounts based on October 31 tax year end.

Any Portfolios not shown above had no distributable earnings on a tax basis at December 31, 2009.

At June 30, 2010, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each of the Portfolios were:

				Net
				Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Portfolio	(000)	(000)	(000)	(000)
Active International Allocation	$ 472,692	$ 33,405	$ (62,597)	$ (29,192)
Emerging Markets	1,824,855	304,814	(109,746)	195,068
Global Franchise	72,312	7,020	(1,649)	5,371
Global Growth	9,038	1,315	(504)	811
Global Real Estate	795,477	38,951	(123,966)	(85,015)
International Equity	4,228,031	243,974	(566,297)	(322,323)
International Opportunity	5,556	125	(474)	(349)
International Real Estate	731,424	2,195	(363,200)	(361,005)
International Small Cap	411,655	21,000	(71,269)	(50,269)
Capital Growth	624,288	128,748	(79,211)	49,537
Focus Growth	7,767	918	(1,204)	(286)
Small Company Growth	1,518,819	171,404	(277,522)	(106,118)
U.S. Real Estate	886,841	94,186	(64,887)	29,299
Emerging Markets Debt	43,987	2,021	(1,621)	400

At December 31, 2009, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Portfolio	2010	2012	2015	2016	2017		Total
Active International Allocation	$ —	$ —	$—	$ 1,241	$ 71,060		$ 72,301
Emerging Markets	—	—	—	—	394,002		394,002
Global Franchise*	—	—	—	11,554	2,068		13,622
Global Growth	—	—	—	—	131	**	131
Global Real Estate	—	—	—	55,075	154,434		209,509
International Equity***	—	—	—	—	461,548		461,548
International Real Estate	—	—	—	98,798	217,627		316,425
International Small Cap	—	—	—	31,842	74,665		106,507
Capital Growth	—	—	—	61,044	132,128		193,172
Focus Growth	15,905	296	—	334	859		17,394
Small Company Growth	5,052	—	—	—	—		5,052
U.S. Real Estate	—	—	—	12,264	176,652		188,916

* Capital loss carryover from target fund.

** Will expire March 31, 2017.

*** Amounts based on October 31 tax year end.

The amounts reflected in the capital loss carryforward table for Global Franchise Portfolio includes $11,279,000 capital loss carryforward brought forward as a result of the Portfolio’s merger with the Global Value Equity Portfolio. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. This acquired capital loss carryforward is expected to expire in 2016.

In addition, the amounts reflected in the capital loss carryfor-ward table above for the Small Company Growth Portfolio represent capital loss carryforward acquired from MSIFT Small Cap Growth Portfolio after limitations pursuant to Internal Revenue Code, Section 383. This acquired capital loss carry-forward is expected to expire in 2010.

During the year ended December 31, 2009, the Global Franchise Portfolio expired capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,693,000.

During the year ended December 31, 2009, the Small Company Growth Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $14,439,000.

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Net capital, passive investment company (PFIC), and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2009, the Portfolio deferred to January 4, 2010 for U.S. Federal income tax purposes, post-October capital, PFIC and currency losses as indicated:

	Capital	Currency		PFIC
	Losses	Losses		Losses
Portfolio	(000)	(000)		(000)
Active International Allocation	$ 211	$926		$—
Emerging Markets	—	151		—
Global Real Estate	35,992	—		—
International Real Estate	1,568	33		—
International Small Cap	1,186	—		63
Focus Growth	—	—	@	—
U.S. Real Estate	—	5		—
Emerging Markets Debt	8	246		—

@ Amount is less than $500.

For the period ended June 30, 2010, Global Franchise realized gains from in-kind redemptions of approximately $8,179,000. The gains are not taxable income to the Portfolio.

I. Other: The net assets of certain Portfolios include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities. Further, at times certain of the Portfolios’ investments are concentrated in a limited

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

number of countries and regions. This concentration may further increase the risk of the Portfolio.

Global Real Estate, International Real Estate and U.S. Real Estate Portfolios invest a significant portion of their assets in securities of REITs. The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolios.

The Emerging Markets Debt Portfolio holds a significant portion of its investments in securities which are traded by a small number of market makers who may also be utilized by the Portfolio to provide pricing information used to value such investments. The amounts realized upon disposition of these securities may differ from the value reflected on the Statements of Assets and Liabilities.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, including Russia, ownership of shares is defined according to entries in the issuer’s share register. In Russia, currently no central registration system exists and the share registrars may not be subject to effective state supervision. It is possible that a Portfolio could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of counterparty’s failure to complete the transaction.

At June 30, 2010, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios.

These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Portfolio	Class I	Class P	Class H	Class L
Active International Allocation	—%	12.1%	—%	—%
Emerging Markets	58.3	84.0	—	—
Global Franchise	68.3	70.4	—	—
Global Growth	14.6	—	—	—
Global Real Estate	20.8	68.2	—	—
International Equity	28.0	84.3	—	—
International Opportunity	—	—	77.4	—
International Real Estate	64.4	10.4	—	—
International Small Cap	45.6	97.1	—	—
Capital Growth	42.0	79.4	—	—
Focus Growth	10.4	48.9	—	—
Small Company Growth	37.9	53.8	—	—
U.S. Real Estate	37.0	65.8	—	—
Emerging Markets Debt	64.8	74.3	—	—

J. Subsequent Events: In accordance with the provisions set forth in FASB ASC 855 “Subsequent Events” (formerly known as SFAS 165), adopted by the Portfolios as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolios’ financial statements.

On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley Investment Management (the “Transaction”). In contemplation of the Transaction, the Directors of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”) with respect to the International Growth Equity, Large Cap Relative Value and U.S. Small/Mid Cap Value Portfolios (each a “affected Portfolio”), pursuant to which substantially all of the assets of each affected Portfolio would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). On May 11, 2010, the Reorganization was approved by the shareholders of each affected Portfolio at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of each affected Portfolio received shares of the New Fund in exchange for their shares of each affected Portfolio. Accordingly, the financial statements of each affected Portfolio are no longer contained in this report but may be found in the report of their corresponding New Funds.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

U.S. Privacy Policy

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.    WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•        We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•        We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•        We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•        We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•        If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.    WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

U.S. Privacy Policy (cont’d)

a. Information we disclose to our affiliated companies.

In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.    HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4.    HOW CAN YOU LIMIT OUR SHARING OF CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.    HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

U.S. Privacy Policy (cont’d)

6.    HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•        Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 8p.m. (EST)

•        Writing to us at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department

Harborside Financial Center, Plaza Two, 3rd Floor

Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

2010 Semi-Annual Report

June 30, 2010 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Frank L. Bowman	Chairperson of the Board and Director
Michael Bozic	Randy Takian
Kathleen A. Dennis	President and Principal Executive Officer
James F. Higgins	Mary Ann Picciotto
Dr. Manuel H. Johnson	Chief Compliance Officer
Joseph J. Kearns	Stefanie V. Chang Yu
Michael F. Klein	Vice President
W. Allen Reed	Mary E. Mullin
Fergus Reid	Secretary
Francis J. Smith
Treasurer and Principal Financial Officer

Custodian
Investment Adviser and Administrator	State Street Bank and Trust Co.
Morgan Stanley Investment Management Inc.	One Lincoln Street
522 Fifth Avenue	Boston, MA 02111
New York, New York 10036
Legal Counsel
Distributor	Dechert LLP
Morgan Stanley Distribution, Inc.	1095 Avenue of the Americas
One Tower Bridge	New York, New York 10036
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Independent Registered Public Accounting Firm
Ernst & Young LLP
Dividend Disbursing and Transfer Agent	200 Clarendon Street
Morgan Stanley Services Company Inc.	Boston, Massachusetts 02116-5072
P.O. Box 219804
Kansas City, MO 64121-9804

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-(800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

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Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

MSIF: 1-800-548-7786

© 2010 Morgan Stanley

MSIFISAN IU10-03017P-Y06/10

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY INSTITUTIONAL FUND, INC.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2010